UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: July 31, 2009

                    Date of reporting period: July 31, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================



                                                   WELLS FARGO | ADVANTAGE FUNDS

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Annual Report

July 31, 2009

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

-    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

-    WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM)

-    WELLS FARGO ADVANTAGE GROWTH FUND

-    WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

-    WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

-    WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

-    WELLS FARGO ADVANTAGE U.S. VALUE FUND

REDUCE CLUTTER. SAVE TREES.

     Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Contents

LETTER TO SHAREHOLDERS ...................................................     2

PERFORMANCE HIGHLIGHTS
Capital Growth Fund ......................................................     6
Endeavor Select Fund .....................................................    12
Growth Fund ..............................................................    18
Large Cap Growth Fund ....................................................    24
Large Company Core Fund ..................................................    30
Large Company Value Fund .................................................    36
U.S. Value Fund ..........................................................    42

FUND EXPENSES ............................................................    47

PORTFOLIO OF INVESTMENTS
Capital Growth Fund ......................................................    50
Endeavor Select Fund .....................................................    55
Growth Fund ..............................................................    60
Large Cap Growth Fund ....................................................    66
Large Company Core Fund ..................................................    72
Large Company Value Fund .................................................    77
U.S. Value Fund ..........................................................    82

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    88
Statements of Operations .................................................    90
Statements of Changes in Net Assets ......................................    92
Financial Highlights .....................................................   100

NOTES TO FINANCIAL STATEMENTS ............................................   110

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   122

OTHER INFORMATION (UNAUDITED) ............................................   123

LIST OF ABBREVIATIONS ....................................................   129

The views expressed are as of July 31, 2009, and are those of the Portfolio managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO
     INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the Wells Fargo Advisor(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) ARE REFERRED TO AS THE DISCOVERY FUND, ENDEAVOR SELECT FUND, ENTERPRISE FUND, OPPORTUNITY FUND, SOCIAL SUSTAINABILITY FUND, WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO, WEALTHBUILDER EQUITY PORTFOLIO, WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO, WEALTHBUILDER GROWTH BALANCED PORTFOLIO, WEALTHBUILDER MODERATE BALANCED PORTFOLIO, WEALTHBUILDER TACTICAL EQUITY PORTFOLIO, TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2015 FUND, TARGET 2020 FUND, TARGET 2025 FUND, TARGET 2030 FUND, TARGET 2035 FUND, TARGET 2040 FUND, TARGET 2045 FUND, TARGET 2050 FUND, HERITAGE MONEY MARKET FUND, OVERLAND EXPRESS SWEEP FUND, VT DISCOVERY FUND, AND VT OPPORTUNITY FUND, RESPECTIVELY.

NOT PART OF THE ANNUAL REPORT.

                 2 Wells Fargo Advantage Large Cap Stock Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

MARKET VOLATILITY DECLINED SIGNIFICANTLY DURING THE PERIOD, BUT ECONOMIC CONDITIONS REMAINED FRAGILE AMID HIGH UNEMPLOYMENT AND CONTINUED WEAKNESS IN THE HOUSING MARKET.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Large Cap Funds for the 12-month period that ended July 31, 2009. The period brought welcome signs that the economic recession might be nearing an end, sparking a sharp rally in the financial markets that broke a streak of six-consecutive quarterly declines. Market volatility declined significantly during the period, but economic conditions remained fragile amid high unemployment and continued weakness in the housing market. We believe that the sharp reversal that occurred in the financial markets during the 12-month period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF SLOWING ECONOMIC CONTRACTION SPARKED HOPES OF RECOVERY.

The first half of 2009 marked a turning point in the current economic cycle as fear of a potential financial-system collapse shifted to a sense of hope that the massive government stimulus spending would end the first global recession since World War II. As the period began, fallout from the credit crisis continued amid mounting fears of an economic recession. Volatility spiked across the financial markets in fall 2008, with October 2008 bringing the worst monthly decline in the equity markets since 1987. The National Bureau of Economic Research declared in December 2008 that a U.S. economic contraction had begun in December 2007.

The economic weakness continued as 2009 began, and mounting fears of potential nationalization of several large banks put significant added pressure on the financial system. Uncertainty over the government's plans for additional stimulus and potential regulatory reform kept investors wary and further pressured stock prices. That reversed uncertainty in early March, however, amid reports that bank earnings were proving to be better than expected during the first quarter. Signs that the economic deterioration was slowing added to the hopes of a potential recovery, sparking the strongest rally in the equity markets since the 1930s. As the 12-month period came to a close in July, financial market performance leveled off as investors waited for confirmation that the signs of the economy becoming "less bad" would ultimately lead to a sustainable economic recovery in the months ahead.

THE GOVERNMENT CONTINUED ITS ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the 12-month period, the government continued its various fiscal and monetary programs aimed at stabilizing the financial system. This included lowering the federal funds rate to an all-time low range of 0% to 0.25% in December, large injections of capital into the financial system, and the initiation of several nontraditional, nonmonetary programs.

                 Wells Fargo Advantage Large Cap Stock Funds 3


Letter to Shareholders

In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury Department to establish the $700 billion Troubled Asset Relief Program (TARP) to purchase distressed mortgage securities and other assets from financial institutions. This later morphed into a program for providing capital directly to banks and the automotive industry.

In late November, two additional programs were implemented. The first was an initiative to buy $100 billion in debt and $500 billion in mortgage-backed securities (MBS) of Fannie Mae, Freddie Mac, and other agencies. The second was the $200 billion Term Asset-Back Securities Loan Facility (TALF) to support the consumer credit and small business segments of the economy.

In February, President Barack Obama signed into law the American Recovery and Reinvestment Act of 2009, a $787 billion economic stimulus bill. Treasury Secretary Timothy Geithner introduced a new Financial Stability Plan that offered a broad outline of additional measures intended to stabilize the financial system. These included stress tests to gauge the strength of bank balance sheets under a new Capital Assistance Program, the creation of a Public-Private Investment Program (PPIP), a joint effort with the Federal Reserve to commit up to $1 trillion under the Fed's Term Asset-Backed Securities Loan Facility (TALF), and a program to help support the housing market.

In an effort to keep longer-term interest rates low, the Fed also began a program of quantitative easing and announced plans in March to buy longer-term U.S. Treasury securities as well as additional mortgage-backed securities of Fannie Mae, Freddie Mac, and other agencies.

In May, some relief was felt when the bank stress-test results indicated that the amount of additional capital needed at the time by most of the large financial institutions was lower than originally anticipated. That news followed better-than-expected, first-quarter earnings reports from many of these same financial companies, helping sustain the powerful rally in the equity markets.

ECONOMIC GROWTH REMAINED NEGATIVE, BUT DETERIORATION SLOWED.

Economic growth remained weak throughout the 12-month period, but signs began to emerge that the economic deterioration was slowing. Gross domestic product (GDP) growth was -1% in the second quarter of 2009 after contracting -6.4% in the first quarter and -5.4% in the fourth quarter of 2008. Consumer confidence moved well off its lows during the period, and retail sales improved slightly in May and were better than expected in June. Home sales and prices stabilized in many areas of the country as inventories of unsold homes began to be worked down. Some of the more depressed areas remained weak, but housing seemed to have stopped pulling overall GDP sharply lower.

Despite the signs of potential improvement, the economic environment remained fragile as the period came to a close. The unemployment rate dipped slightly in July 2009 to 9.4%, from 9.5% in June, but it was expected to move above 10% in the months ahead. The extreme levels of government stimulus spending and a

                 4 Wells Fargo Advantage Large Cap Stock Funds


                                                          Letter to Shareholders

sharply rising budget deficit sparked renewed inflation concerns among some economists during the period, but reports on inflation as the period came to a close mostly alleviated those immediate concerns. Inflation, as measured by the consumer price index (CPI), remained moderate in June and actually fell 1.4% from a year earlier in the biggest annual decline since 1950. At the end of the 12-month period, the National Bureau of Economic Research had not declared an official end to the recession that began in December 2007.

EQUITY MARKETS EXPERIENCED A SHARP RALLY IN THE SECOND HALF OF THE PERIOD.

For the 12-month period, the equity markets can be split into two distinct sub-periods. From the beginning of the period until early March 2009, stocks declined sharply after falling steadily during the first half of 2008. That changed abruptly on March 9, however, amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. The 12-month period's split is illustrated by the quarterly returns of the S&P 500 Index, which fell 22% during the fourth quarter of 2008 and 11% during the first quarter of 2009 but then rose 16% during the second quarter in its biggest quarterly increase since 1998. For the full 12-month period, the S&P 500 Index declined 20%. Other major market indices experienced similar movement during the period, with the Dow Jones Industrial Average ending the 12-month period down more than 16% and the NASDAQ Composite Index off 14%.

LARGE CAP STOCKS SLIGHTLY OUTPACED SMALL CAPS AND MID CAPS DURING THE 12-MONTH PERIOD, BUT PERFORMANCE BY MARKET CAP VARIED SIGNIFICANTLY THROUGHOUT THE PERIOD.

Large cap stocks slightly outpaced small caps and mid caps during the 12-month period, but performance by market cap varied significantly throughout the period. From the outset of the period until March 9, the Russell 1000(R) Index(1) of large cap stocks outpaced the Russell 2000(R) Index(2) of small cap stocks. That reversed, however, from that date until the end of the period, with small cap stocks significantly outperforming large caps. For the full 12-month period, the growth style slightly outpaced the value style.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The 12-month period that ended July 31, 2009 was challenging for investors but brought a welcome reprieve from the volatility of 2008 as it came to a close. The rapid reversal in market performance that occurred in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

----------
(1.) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

(2.) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

                 Wells Fargo Advantage Large Cap Stock Funds 5


Letter to Shareholders

As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                  6 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

November 3, 1997

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2009

CAPITAL GROWTH FUND               1 YEAR
-------------------               ------
Investor Class                    (29.30)%
Russell 1000(R) Growth Index(1)   (17.57)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.35% AND 1.39%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF JULY 31, 2009)

                              (PERFORMANCE GRAPH)

                                WELLS FARGO
               WELLS FARGO       ADVANTAGE
                ADVANTAGE         CAPITAL
             CAPITAL GROWTH    GROWTH FUND -   RUSSELL 1000
             FUND - CLASS A   INVESTOR CLASS   GROWTH INDEX
             --------------   --------------   ------------
 7/31/1999             9,426            10,000         10,000
 8/31/1999             9,468            10,045         10,163
 9/30/1999             9,340             9,909          9,950
10/31/1999             9,938            10,543         10,701
11/30/1999            10,536            11,178         11,279
12/31/1999            12,140            12,880         12,452
 1/31/2000            12,249            12,996         11,868
 2/29/2000            13,186            13,989         12,448
 3/31/2000            13,538            14,363         13,339
 4/30/2000            12,776            13,555         12,704
 5/31/2000            12,336            13,088         12,065
 6/30/2000            13,259            14,068         12,979
 7/31/2000            12,813            13,593         12,438
 8/31/2000            14,483            15,365         13,564
 9/30/2000            14,073            14,930         12,281
10/31/2000            13,250            14,057         11,700
11/30/2000            11,589            12,295          9,975
12/31/2000            12,546            13,311          9,660
 1/31/2001            13,007            13,800         10,327
 2/28/2001            11,918            12,644          8,574
 3/31/2001            11,384            12,078          7,641
 4/30/2001            12,219            12,963          8,607
 5/31/2001            12,193            12,936          8,480
 6/30/2001            11,614            12,322          8,284
 7/31/2001            11,427            12,124          8,077
 8/31/2001            11,105            11,782          7,416
 9/30/2001            10,383            11,016          6,676
10/31/2001            10,716            11,369          7,026
11/30/2001            11,168            11,848          7,701
12/31/2001            11,420            12,116          7,687
 1/31/2002            11,172            11,853          7,551
 2/28/2002            11,043            11,716          7,238
 3/31/2002            11,457            12,156          7,488
 4/30/2002            11,241            11,927          6,877
 5/31/2002            10,767            11,423          6,710
 6/30/2002             9,947            10,553          6,090
 7/31/2002             9,599            10,184          5,755
 8/31/2002             9,652            10,240          5,772
 9/30/2002             8,962             9,508          5,173
10/31/2002             9,661            10,250          5,648
11/30/2002            10,011            10,621          5,955
12/31/2002             9,354             9,924          5,543
 1/31/2003             9,117             9,673          5,409
 2/28/2003             9,012             9,561          5,384
 3/31/2003             9,255             9,819          5,484
 4/30/2003             9,958            10,565          5,890
 5/31/2003            10,388            11,021          6,184
 6/30/2003            10,502            11,142          6,269
 7/31/2003            10,783            11,440          6,425
 8/31/2003            10,950            11,618          6,585
 9/30/2003            10,766            11,422          6,514
10/31/2003            11,380            12,074          6,880
11/30/2003            11,459            12,158          6,952
12/31/2003            11,732            12,447          7,192
 1/31/2004            12,021            12,754          7,339
 2/29/2004            12,162            12,903          7,386
 3/31/2004            12,074            12,810          7,249
 4/30/2004            11,995            12,726          7,165
 5/31/2004            12,373            13,127          7,298
 6/30/2004            12,575            13,341          7,389
 7/31/2004            12,004            12,735          6,972
 8/31/2004            11,784            12,503          6,937
 9/30/2004            12,452            13,211          7,003
10/31/2004            12,759            13,537          7,112
11/30/2004            13,400            14,217          7,357
12/31/2004            13,786            14,627          7,646
 1/31/2005            13,233            14,040          7,391
 2/28/2005            13,286            14,096          7,469
 3/31/2005            13,182            13,985          7,333
 4/30/2005            12,865            13,649          7,194
 5/31/2005            13,709            14,544          7,542
 6/30/2005            13,902            14,750          7,514
 7/31/2005            14,517            15,402          7,881
 8/31/2005            14,430            15,309          7,780
 9/30/2005            14,746            15,645          7,815
10/31/2005            14,386            15,262          7,740
11/30/2005            15,036            15,952          8,073
12/31/2005            15,088            16,008          8,048
 1/31/2006            15,549            16,496          8,190
 2/28/2006            15,224            16,151          8,177
 3/31/2006            15,341            16,276          8,297
 4/30/2006            15,467            16,410          8,286
 5/31/2006            14,645            15,538          8,005
 6/30/2006            14,627            15,519          7,974
 7/31/2006            14,284            15,154          7,822
 8/31/2006            14,546            15,432          8,066
 9/30/2006            15,007            15,921          8,288
10/31/2006            15,431            16,372          8,579
11/30/2006            15,829            16,794          8,749
12/31/2006            15,746            16,706          8,779
 1/31/2007            16,210            17,198          9,004
 2/28/2007            15,946            16,918          8,835
 3/31/2007            16,173            17,159          8,883
 4/30/2007            16,646            17,660          9,301
 5/31/2007            17,373            18,431          9,636
 6/30/2007            17,109            18,152          9,492
 7/31/2007            16,937            17,969          9,345
 8/31/2007            17,200            18,248          9,494
 9/30/2007            18,163            19,261          9,892
10/31/2007            19,054            20,196         10,228
11/30/2007            18,345            19,444          9,852
12/31/2007            18,611            19,726          9,816
 1/31/2008            16,523            17,511          9,050
 2/29/2008            16,504            17,480          8,870
 3/31/2008            16,456            17,429          8,816
 4/30/2008            17,845            18,903          9,279
 5/31/2008            18,563            19,665          9,620
 6/30/2008            17,462            18,486          8,927
 7/31/2008            16,858            17,846          8,757
 8/31/2008            16,485            17,450          8,852
 9/30/2008            13,803            14,604          7,827
10/31/2008            11,293            11,962          6,449
11/30/2008            10,038            10,620          5,936
12/31/2008            10,125            10,723          6,043
 1/31/2009             9,752            10,316          5,752
 2/29/2009             9,046             9,578          5,320
 3/31/2009             9,873            10,455          5,794
 4/30/2009            10,529            11,140          6,350
 5/31/2009            10,932            11,568          6,665
 6/30/2009            10,993            11,632          6,740
 7/31/2009            11,931            12,617          7,219

----------
(1.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the Wells Fargo Advantage Capital
     Growth Fund Class A and Investor Class shares for the most recent ten years with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 7


Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Poor stock selection in the energy, financials, and industrial sectors contributed to the Fund's underperformance during the period while holdings in the consumer discretionary and materials sectors provided stability.

- The global economy fell into a recession as the housing market struggled and a credit crisis ensued. Investor appetite for riskier assets plummeted and capital markets experienced severe losses. Significant levels of coordinated government stimulus were implemented to avert a potential depression.

- Despite a macroeconomic environment that continues to challenge us, we remain faithful to our growth investing principles of bottom-up stock selection and to maintaining a healthy balance between risk and return.

THE SUBPRIME MORTGAGE AND CREDIT CRISIS CAUSED SEVERE MARKET VOLATILITY. GOVERNMENT INTERVENTION, GROWTH IN EMERGING ECONOMIES, AND CORPORATE COST CUTTING RAISED HOPE FOR A RECOVERY.

The economic news for the 12-month period behaved in a way that was similar to a weather storm. The initial front was the subprime mortgage crisis and the eventual failure of Lehman Brothers in September 2008. In response, the availability of capital in the global economy shifted from a "squeeze" to a "freeze." Wave after wave of additional storm fronts followed with plunging home values, frozen credit markets, and gusts of investor panic. With risk aversion rising, global investors liquidated riskier assets in a frenzied and historic fashion. The aversion reached such extreme levels that some investors were willing to buy U.S. Treasury bonds at a slight loss in an effort to provide minimal protection for their assets. The bank failures and subsequent risk selloff ultimately coalesced into a "perfect storm" of financial deleveraging, a skyrocketing cost of capital, and slashed earnings expectations. Consequently, consumers faced one of the most serious threats to job security in decades and were forced to dramatically curb spending and trade down to less expensive goods. This "perfect storm" changed the discussion from "if" the global economy would face a recession to "how deep would it go" and "how long would it last."

Stinging from the losses of 2008 and fearful of missing a rally, investors welcomed the pronouncement of "green shoots" in the spring of 2009, prompting a rally in high-risk, speculative assets that was the most extreme that we have seen since late 2001. As the second quarter of 2009 matured, evidence grew that the "green shoots" rally may have gotten ahead of itself. On the positive side, the banking system seemed to have stabilized, credit markets seemed to be healing, industrial activity picked up some, commodity prices moved upward, and emerging economies, China in particular, resumed growth leadership. These trends, along with stabilizing interest rates and a falling U.S. dollar, hinted to investors that a

                  8 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

global depression had been averted. However, counter data emerged suggesting the March-April 2009 U.S. equity market rally was attributed more to a restocking of depressed inventories than it was to an upward surge in demand. Investors grew weary of the idea that "less bad" economic data could continue to be taken as good news. The focus shifted back to concerns over job losses and fear that inflationary pressures from the exploding U.S. debt burden as well as uncertainty around corporate earnings growth would become formidable obstacles to any economic recovery. Ultimately, a look below the top soil revealed "green shoots" that were either growing slowly, or in some cases, turning "brown."

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2009)

                                  (PIE CHART)

Consumer Discretionary       (12%)
Consumer Staples              (6%)
Energy                        (8%)
Financials                    (7%)
Health Care                  (11%)
Industrials                   (9%)
Information Technology       (40%)
Materials                     (5%)
Telecommunication Services    (2%)

Allocations to the energy sector detracted significantly from the Fund's performance. Weakness in the underlying commodity prices for oil and natural gas contributed to the pullback of energy-related shares--exploration and production (E&P) and energy service companies. Although fundamentals weakened during the 12-month period, in many cases equity-market prices incorporated a doomsday scenario. For example, core holding Transocean Inc. languished despite its industry-leading backlog for deepwater drilling contracts and strong revenue growth resulting from historically-high day rates. The market capitalization for Transocean became less than the expected cash flow embedded in the company's backlog. As the global economy began to show some signs of recovery, our focus within energy shifted to those companies with direct commodity exposure and to service stocks trading at extreme valuation discounts. We believe that integrated oil company and E&P stocks will be the primary beneficiaries of lower oil service costs and improved commodity prices as supply continues to tighten.

Several of the Fund's industrial holdings also hindered relative returns during the period. Within this sector, engineering and construction companies McDermott International Inc. and KBR Inc. posted negative returns. Investor sentiment placed downward pressure on this sector as decreasing oil prices and fears of global recession caused a re-valuation of energy and infrastructure stocks. In the case of McDermott, the market reacted to news of slightly lower margins in one segment of the business. Another detractor was First Solar Inc., a leading provider and producer of low-cost thin film solar panels. First Solar's valuation multiple, along with those of other alternative energy companies, decreased in line with declining crude oil and natural gas prices. With a projected quadrupling in worldwide solar projects and an extension of the U.S. tax credits for alternative energy, we remain optimistic on the future outlook for First Solar. The Fund also

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                  Wells Fargo Advantage Large Cap Stock Funds 9


                       Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

engages in securities lending to seek to generate additional income. During the 12-month period, securities lending activities detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

THROUGHOUT THE PERIOD, OUR FUNDAMENTAL APPROACH TO RESEARCH LED OUR DECISION-MAKING PROCESS.

The technology sector continued to be an area where we saw exciting growth. Specifically, Google Inc. and Apple Inc. are both core growth names that we believe have positive long-term growth prospects. Google continues to benefit from dominant share gains in the online search market, and Apple remains a proven innovator with growing share in the smartphone market and an attractive suite of products that should sustain future growth. We also initiated a position in Microsoft as our research indicated that the new Windows 7.0 operating system may have a positive impact on enterprise spending and the PC upgrade cycle.

We are also finding specific areas of opportunity in the consumer discretionary sector. DIRECTV Group, Inc. continued to benefit from its HD content advantage over its competitors, which resulted in revenue increases and new subscriber additions. The company has a strong balance sheet and attractive growth prospects in the United States and Latin America, and recently completed a capital restructuring that we believe will be beneficial. Ford Motor Company is also a newer stock position in the portfolio. Our research is indicating a recovery in auto production and we believe that Ford is poised to grow market share at levels higher than expectations. Finally, Amazon.com is benefitting from strong growth in e-commerce and from sales of its innovative new product, the Kindle.

We continue to monitor the health care reform developments from the U.S. Congress, and have found specific health care stocks that we think are attractive. Teva Pharmaceuticals Industries Ltd., a best-in-class manufacturer and marketer of generic drugs, has a strong industry position and a potentially sustainable long-term growth rate. The company's growth strategy, based on the breadth of its generic pipeline, remains very much intact and is supported by further geographic expansion plans in the coming years. In addition, Gilead Sciences Inc. has shown strong sales growth in its leading therapies to treat HIV infections in adults. Our analysis indicates that Gilead could potentially show continued share gains due to the effectiveness of its products.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2009)

Microsoft Corporation          3.59%
Apple Incorporated             3.49%
QUALCOMM Incorporated          2.92%
Hewlett-Packard Company        2.86%
Cisco Systems Incorporated     2.69%
CVS Caremark Corporation       2.35%
Google Incorporated Class A    2.24%
Ford Motor Company             2.24%
Gilead Sciences Incorporated   2.07%
Nucor Corporation              2.02%

----------
(4.) The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by the total investments of the Fund.

                 10 Wells Fargo Advantage Large Cap Stock Funds


                       Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

DESPITE THE CHALLENGES IN RECENT PAST, WE ARE STAYING WITH OUR DISCIPLINE AND ARE UPBEAT ABOUT THE OPPORTUNITIES WE ARE CURRENTLY FINDING.

Perhaps now more than ever, we are convinced of the importance of sticking with our investing principles. During our two decades of working as an investment team, we have found it is often at the point of maximum stress that conditions begin to change. We believe that the market activity during the last half of July 2009 reached such a point of maximum stress and we are cautiously optimistic about the future. Moreover, we have spent extensive time critiquing our process and have implemented what we believe to be some promising enhancements.

We believe that the market is trying to transition to a new, more rational phase. While the past 12 months have been dominated by macroeconomic headlines and government announcements, the tone of market movement has recently become more predictable. The gravitational force linking stock prices to company fundamentals seems to be gaining strength. With proactive stimulus policies in place and economic collapse potentially averted, investors are slowly regaining focus on what ultimately drives stock prices: earnings growth. The initial surge in domestic cyclicals with questionable fundamentals--such as retailers, banks, casinos, and hotels--has surrendered to new leadership from companies with secular growth drivers. We are finding broader and more exciting opportunities from industries like technology, biotechnology, global infrastructure, alternative energy, materials, and telecommunications. We believe that many of these companies are poised to report strong results. Recognizing the improving fundamentals and sentiment, we have increased our risk allocations to "Developing Situations"and "Valuation Opportunities" in the Fund's portfolio construction. We believe that these moves have potentially positioned the Fund to take advantage of a transitional market.

                 Wells Fargo Advantage Large Cap Stock Funds 11


                       Performance Highlights (Unaudited)

                           WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2009)

                                       Including Sales Charge                  Excluding Sales Charge             Expense Ratio
                               -------------------------------------   --------------------------------------   -----------------
CAPITAL GROWTH FUND            6 Months*   1 Year   5 Year   10 Year   6 Months*    1 Year   5 Year   10 Year   Gross(6)   Net(7)
-------------------            ---------   ------   ------   -------   ---------   -------   ------   -------   --------   ------
Class A (WFCGX)                  15.30     (33.29)   (1.29)    1.78      22.34      (29.23)   (0.12)    2.38      1.29%     1.25%
Class C (WFCCX)                  20.86     (30.75)   (0.75)    1.79      21.86      (29.75)   (0.75)    1.79      2.04%     2.00%
Administrator Class (WFCDX)                                              22.56      (29.02)    0.27     2.65      1.11%     0.94%
Institutional Class (WWCIX)                                              22.58      (28.90)    0.42     2.72      0.84%     0.75%
Investor Class (SLGIX)                                                   22.30      (29.30)   (0.19)    2.35      1.39%     1.35%
Russell 1000 Growth Index(1)                                             25.49      (17.57)    0.70    (3.21)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Performance shown prior to the inception of Class A, and Class C shares, on July 31, 2007, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Performance shown prior to the inception of the Administrator Class shares on June 30, 2003, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares on April 11, 2005, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 30, 2003, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Investor Class shares incepted on November 3, 1997.

(6.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(7.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 12 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (The Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

December 29, 2000

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2009
(EXCLUDING SALES CHARGES)

ENDEAVOR SELECT FUND           1 YEAR
--------------------           ------
Class A                        (30.10)%
Russell 1000 Growth Index(1)   (17.57)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25% AND 1.32%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF JULY 31, 2009)

                              (PERFORMANCE GRAPH)

                                          WELLS FARGO
                   WELLS FARGO        ADVANTAGE ENDEAVOR
               ADVANTAGE ENDEAVOR       SELECT FUND -      RUSSELL 1000
             SELECT FUND - CLASS A   ADMINISTRATOR CLASS   GROWTH INDEX
             ---------------------   -------------------   ------------
12/31/2000            9,425                  10,000             10,000
 1/31/2001           10,104                  10,720             10,691
 2/28/2001            8,445                   8,960              8,876
 3/31/2001            7,549                   8,010              7,910
 4/30/2001            8,228                   8,730              8,910
 5/31/2001            8,341                   8,850              8,779
 6/30/2001            8,454                   8,970              8,576
 7/31/2001            8,002                   8,490              8,362
 8/31/2001            7,418                   7,870              7,678
 9/30/2001            6,635                   7,040              6,911
10/31/2001            6,975                   7,400              7,274
11/30/2001            7,493                   7,950              7,973
12/31/2001            7,531                   7,990              7,958
 1/31/2002            7,088                   7,520              7,817
 2/28/2002            6,607                   7,010              7,493
 3/31/2002            7,191                   7,630              7,752
 4/30/2002            6,777                   7,190              7,119
 5/31/2002            6,654                   7,060              6,947
 6/30/2002            6,277                   6,660              6,304
 7/31/2002            5,740                   6,090              5,958
 8/31/2002            5,787                   6,140              5,976
 9/30/2002            5,683                   6,030              5,356
10/31/2002            6,070                   6,440              5,847
11/30/2002            6,202                   6,580              6,165
12/31/2002            5,760                   6,111              5,739
 1/31/2003            5,599                   5,941              5,599
 2/28/2003            5,580                   5,921              5,574
 3/31/2003            5,694                   6,041              5,678
 4/30/2003            6,005                   6,371              6,097
 5/31/2003            6,354                   6,742              6,402
 6/30/2003            6,458                   6,852              6,490
 7/31/2003            6,864                   7,283              6,651
 8/31/2003            7,223                   7,664              6,817
 9/30/2003            7,091                   7,524              6,744
10/31/2003            7,629                   8,095              7,123
11/30/2003            7,639                   8,105              7,197
12/31/2003            7,894                   8,375              7,446
 1/31/2004            8,318                   8,826              7,598
 2/29/2004            8,337                   8,846              7,646
 3/31/2004            8,252                   8,756              7,504
 4/30/2004            7,875                   8,355              7,417
 5/31/2004            8,300                   8,806              7,555
 6/30/2004            8,639                   9,166              7,650
 7/31/2004            8,016                   8,505              7,217
 8/31/2004            7,790                   8,265              7,182
 9/30/2004            8,271                   8,776              7,250
10/31/2004            8,507                   9,026              7,363
11/30/2004            8,970                   9,517              7,616
12/31/2004            9,220                   9,782              7,915
 1/31/2005            8,908                   9,451              7,651
 2/28/2005            8,888                   9,430              7,733
 3/31/2005            8,849                   9,389              7,592
 4/30/2005            8,571                   9,094              7,447
 5/31/2005            9,210                   9,772              7,807
 6/30/2005            9,303                   9,881              7,779
 7/31/2005            9,757                  10,363              8,159
 8/31/2005            9,777                  10,385              8,054
 9/30/2005           10,015                  10,626              8,091
10/31/2005            9,664                  10,264              8,012
11/30/2005           10,108                  10,735              8,358
12/31/2005           10,162                  10,803              8,332
 1/31/2006           10,474                  11,135              8,478
 2/28/2006           10,224                  10,870              8,465
 3/31/2006           10,349                  11,002              8,590
 4/30/2006           10,391                  11,058              8,578
 5/31/2006            9,881                  10,505              8,287
 6/30/2006            9,922                  10,560              8,255
 7/31/2006            9,735                  10,351              8,098
 8/31/2006            9,870                  10,505              8,350
 9/30/2006           10,151                  10,815              8,580
10/31/2006           10,370                  11,046              8,881
11/30/2006           10,609                  11,301              9,057
12/31/2006           10,558                  11,246              9,088
 1/31/2007           10,901                  11,610              9,322
 2/28/2007           10,683                  11,378              9,146
 3/31/2007           10,880                  11,599              9,196
 4/30/2007           11,172                  11,909              9,629
 5/31/2007           11,599                  12,362              9,976
 6/30/2007           11,401                  12,163              9,827
 7/31/2007           11,297                  12,052              9,675
 8/31/2007           11,443                  12,207              9,829
 9/30/2007           12,005                  12,814             10,240
10/31/2007           12,474                  13,323             10,588
11/30/2007           12,119                  12,936             10,199
12/31/2007           12,341                  13,182             10,162
 1/31/2008           10,944                  11,689              9,369
 2/29/2008           11,081                  11,845              9,183
 3/31/2008           10,965                  11,722              9,127
 4/30/2008           12,015                  12,837              9,606
 5/31/2008           12,593                  13,461              9,959
 6/30/2008           11,837                  12,658              9,242
 7/31/2008           11,354                  12,157              9,066
 8/31/2008           11,186                  11,968              9,164
 9/30/2008            9,390                  10,051              8,103
10/31/2008            7,667                   8,201              6,676
11/30/2008            6,795                   7,265              6,145
12/31/2008            6,863                   7,348              6,256
 1/31/2009            6,600                   7,070              5,955
 2/28/2009            6,119                   6,559              5,507
 3/31/2009            6,677                   7,151              5,998
 4/30/2009            7,060                   7,569              6,574
 5/31/2009            7,301                   7,836              6,900
 6/30/2009            7,367                   7,906              6,977
 7/31/2009            7,936                   8,521              7,473

----------
(1.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the Wells Fargo Advantage Endeavor
     Select Fund Class A and Administrator Class shares for the life of the Fund with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 13


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Poor stock selection in the energy, industrial, and financial sectors contributed to the Fund's underperformance during the period while holdings in the consumer discretionary and materials sectors provided stability.

- The global economy fell into a recession as the housing market struggled to correct itself and a credit crisis ensued. Investor appetite for riskier assets plummeted and capital markets experienced severe losses. Significant levels of coordinated government stimulus were implemented to avert a potential economic depression.

- Despite a macroeconomic environment that continues to challenge us, we remain faithful to our growth investing principles of bottom-up stock selection and to maintaining a healthy balance between risk and return.

THE SUBPRIME MORTGAGE AND CREDIT CRISIS CAUSED SEVERE MARKET VOLATILITY. GOVERNMENT INTERVENTION, GROWTH IN EMERGING ECONOMIES, AND CORPORATE COST CUTTING RAISED HOPE FOR A RECOVERY.

The economic news for the 12-month period behaved in a way that was similar to a weather storm. The initial front was the subprime mortgage crisis and the eventual failure of Lehman Brothers in September 2008. In response, the availability of capital in the global economy shifted from a "squeeze" to a "freeze." Wave after wave of additional storm fronts followed with plunging home values, frozen credit markets, and gusts of investor panic. With risk aversion rising, global investors liquidated riskier assets in a frenzied and historic fashion. The aversion reached such extreme levels that some investors were willing to buy U.S. Treasury bonds at a slight loss in an effort to provide some protection for their assets. The bank failures and subsequent risk selloff ultimately coalesced into a "perfect storm" of financial deleveraging, skyrocketing cost of capital, and slashed earnings expectations. Consequently, consumers faced one of the most serious threats to job security in decades and were forced to dramatically curb spending and trade down to less expensive goods. This "perfect storm" changed the discussion from "if" the global economy would face a recession to "how deep would it go" and "how long would it last."

Stinging from the losses of 2008 and fearful of missing a rally, investors welcomed the pronouncement of "green shoots" in the spring of 2009, prompting a rally in high-risk, speculative assets that was the most extreme that we have seen since late 2001. As the second quarter of 2009 matured, evidence grew that the "green shoots" rally may have gotten ahead of itself. On the positive side, the banking system seemed to have stabilized, credit markets seemed to be healing, industrial

                 14 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

activity picked up some, commodity prices moved upward, and emerging economies, China in particular, resumed growth leadership. These trends, along with stabilizing interest rates and a falling U.S. dollar, hinted to investors that a global depression had been averted. However, counter data emerged suggesting that the March-April 2009 U.S. equity market rally was attributed more to a restocking of depressed inventories than it was to an upward surge in demand. Investors grew weary of the idea that "less bad" economic data could continue to be taken as good news. The focus shifted back to concerns over job losses and fear that inflationary pressures from the exploding U.S. debt burden as well as uncertainty around corporate earnings growth would become formidable obstacles to any economic recovery. Ultimately, a look below the top soil revealed "green shoots" that were either growing slowly, or in some cases, turning "brown."

SECTOR DISTRIBUTION(3) (AS OF JULY 31, 2009)

                                  (PIE CHART)

Materials                     (4%)
Telecommunication Services    (2%)
Consumer Discretionary       (13%)
Consumer Staples              (3%)
Energy                       (10%)
Financials                   (10%)
Health Care                  (10%)
Industrials                   (8%)
Information Technology       (40%)

Allocations to the energy sector detracted significantly from the Fund's performance. Weakness in the underlying commodity prices for oil and natural gas contributed to the pullback of energy-related shares--exploration and production (E&P) and energy service companies. Although fundamentals weakened during the 12-month period, in many cases equity-market prices incorporated a doomsday scenario. For example, core holding, Transocean Inc. languished despite its industry-leading backlog for deepwater drilling contracts and strong revenue growth resulting from historically-high day rates. The market capitalization for Transocean became less than the expected cash flow embedded in the company's backlog. As the global economy began to show some signs of recovery, our focus within energy shifted to those companies with direct commodity exposure and to service stocks trading at extreme valuation discounts. We believe that integrated oil company and E&P stocks will be the primary beneficiaries of lower oil service costs and improved commodity prices as supply continues to tighten.

The financial sector presented several challenges during the 12-month period as investors reacted negatively to the extreme uncertainty caused by the many policy changes to the government's current and proposed initiatives. In particular, investors unloaded commercial bank stocks when it became clear that government-sponsored programs might not favor common shareholders. The Fund's holding in PNC Financial Services Group Inc., a developing situation that we thought would ultimately benefit from the National City acquisition, was sold

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                 Wells Fargo Advantage Large Cap Stock Funds 15


Performance Highlights (Unaudited)


                          WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

from the portfolio due to this uncertainty. MetLife Inc. also detracted from the Fund's performance. This conservatively run life insurance company experienced a significant decline in its investment portfolio from the effects of mark-to-market accounting on securities that had become thinly traded.

THROUGHOUT THE PERIOD, OUR FUNDAMENTAL APPROACH TO RESEARCH LED OUR DECISION-MAKING PROCESS.

The technology sector continued to be an area where we saw exciting growth. Specifically, Google Inc. and Apple Inc., are both core growth names that we believe have positive long-term growth prospects. Google continues to benefit from dominant share gains in the online search market, and Apple remains a proven innovator with growing share in the smartphone market and an attractive suite of products that should sustain future growth. We also initiated a position in Microsoft as our research indicated that the new Windows 7.0 operating system may have a positive impact on enterprise spending and the PC upgrade cycle.

We are also rediscovering opportunities in the financial sector. We believe that financial services companies are positioned to perform well because many of them have cut costs, re-built their balance sheets, and set the stage for improving earnings. In addition, many government sponsored initiatives such as the Term Asset-Backed Securities Lending Facility (TALF) have helped inject liquidity back into the credit and securitization markets. We identified a valuation opportunity in Bank of America Corp. and added a position to the Fund. Our investment thesis included clearly defined catalysts such as governmental stress-test results, a plan for recapitalization, and normalized future earnings growth.

We continue to monitor the health care reform developments from the U.S. Congress, and have found specific health care stocks that we think are attractive. Teva Pharmaceuticals Industries Ltd., a best-in-class manufacturer and marketer of generic drugs, has a strong industry position and a potentially sustainable long-term growth rate. The company's growth strategy, based on the breadth of its generic pipeline, remains very much intact and is supported by further geographic expansion plans in the coming years. In addition, Gilead Sciences Inc. has shown strong sales growth in its leading therapies to treat HIV infections in adults. Our analysis indicates that Gilead could potentially show continued share gains due to the effectiveness of its products.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2009)
------------------------------
Microsoft Corporation                                                      4.10%
Apple Incorporated                                                         4.08%
Hewlett-Packard Company                                                    3.65%
QUALCOMM Incorporated                                                      3.33%
Bank of America Corporation                                                3.14%
Google Incorporated Class A                                                3.11%
Cisco Systems Incorporated                                                 3.04%
Ford Motor Company                                                         2.72%
CVS Caremark Corporation                                                   2.68%
Gilead Sciences Incorporated                                               2.67%

----------
(4.) The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by the total investments of the Fund.

                 16 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

WE ARE OPTIMISTIC ABOUT AN ECONOMIC RECOVERY AND A POTENTIAL MARKET ENVIRONMENT THAT COULD BECOME FAVORABLE TO FUNDAMENTAL INVESTING.

Perhaps now more than ever, we are convinced of the importance of sticking with our investing principles. During our two decades of working as an investment team, we have found that it is often at the point of maximum stress that conditions begin to change. We believe that the market activity during the last half of July 2009 reached such a point of maximum stress and we are cautiously optimistic about the future. Moreover, we have spent extensive time critiquing our process and have implemented what we believe to be some promising enhancements.

We believe that the market is trying to transition to a new, more rational phase. While the past 12 months have been dominated by macroeconomic headlines and government announcements, the tone of market movement has recently become more predictable. The gravitational force linking stock prices to company fundamentals seems to be gaining strength. With proactive stimulus policies in place and economic collapse potentially averted, investors are slowly regaining focus on what ultimately drives stock prices: earnings growth. We believe that the initial surge in domestic cyclicals with questionable fundamentals--such as retailers, banks, casinos, and hotels--has surrendered to new leadership from companies with secular growth drivers. We are finding broader and more exciting opportunities from industries like technology, biotechnology, global infrastructure, alternative energy, materials, and telecommunications. We believe that many of these companies are poised to report strong results. Recognizing the improving fundamentals and sentiment, we have increased our risk allocations to "Developing Situations" and "Valuation Opportunities" in the Fund's portfolio construction. We believe that these moves have potentially positioned the Fund to take advantage of a transitional market.

                 Wells Fargo Advantage Large Cap Stock Funds 17


Performance Highlights (Unaudited)

                          WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2009)

                                       Including Sales Charge                   Excluding Sales Charge            Expense Ratio
                              ---------------------------------------  ---------------------------------------  ----------------
ENDEAVOR SELECT FUND          6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross(6)  Net(7)
--------------------          ---------  ------  ------  ------------  ---------  ------  ------  ------------  --------  ------
Class A (STAEX)                 13.28    (34.13) (1.38)     (2.66)       20.23    (30.10) (0.20)     (1.98)       1.32%    1.25%
Class B (WECBX)**               14.68    (35.71) (1.39)     (2.58)       19.68    (30.71) (0.97)     (2.58)       2.07%    2.00%
Class C (WECCX)                 18.89    (31.70) (0.97)     (2.72)       19.89    (30.70) (0.97)     (2.72)       2.07%    2.00%
Administrator Class (WECDX)                                              20.53    (29.91)  0.04      (1.85)       1.14%    1.00%
Institutional Class (WFCIX)                                              20.55    (29.84)  0.19      (1.76)       0.87%    0.80%
Russell 1000 Growth Index(1)                                             25.49    (17.57)  0.70      (3.34)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distribution and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Performance shown prior to the inception of the Administrator Class and Institutional Class shares, on April 11, 2005, reflects the performance of the Class A shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Class A shares incepted on December 29, 2000.

(6.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(7.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 18 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GROWTH FUND

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 31, 1993

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2009

GROWTH FUND                        1 YEAR
-----------                       -------
Investor Class                    (16.21)%
Russell 3000(R) Growth Index(1)   (17.82)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.40% AND 1.46%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF JULY 31, 2009)

                              (PERFORMANCE GRAPH)

             Wells Fargo Advantage Growth    Wells Fargo Advantage Growth
                    Fund - Class A              Fund - Investor Class        Russell 3000 Growth Index
             ----------------------------   -----------------------------   ---------------------------
 7/31/1999                9,424                          10,000                         10,000
 8/31/1999                9,526                          10,111                         10,124
 9/30/1999                9,501                          10,087                          9,939
10/31/1999               10,482                          11,132                         10,655
11/30/1999               11,661                          12,387                         11,267
12/31/1999               14,710                          15,628                         12,494
 1/31/2000               14,343                          15,243                         11,942
 2/29/2000               18,707                          19,884                         12,688
 3/31/2000               17,486                          18,591                         13,405
 4/30/2000               15,433                          16,409                         12,716
 5/31/2000               14,575                          15,501                         12,043
 6/30/2000               15,928                          16,943                         12,998
 7/31/2000               15,672                          16,680                         12,417
 8/31/2000               17,540                          18,670                         13,553
 9/30/2000               17,140                          18,254                         12,312
10/31/2000               15,177                          16,168                         11,700
11/30/2000               12,934                          13,783                          9,949
12/31/2000               13,308                          14,186                          9,693
 1/31/2001               12,661                          13,504                         10,371
 2/28/2001               10,785                          11,506                          8,634
 3/31/2001                9,650                          10,294                          7,706
 4/30/2001               10,366                          11,065                          8,678
 5/31/2001               10,233                          10,918                          8,575
 6/30/2001               10,080                          10,756                          8,409
 7/31/2001                9,650                          10,300                          8,164
 8/31/2001                8,860                           9,461                          7,506
 9/30/2001                7,740                           8,265                          6,726
10/31/2001                7,972                           8,511                          7,097
11/30/2001                8,618                           9,204                          7,773
12/31/2001                8,711                           9,307                          7,791
 1/31/2002                8,508                           9,091                          7,644
 2/28/2002                8,017                           8,570                          7,314
 3/31/2002                8,423                           9,002                          7,593
 4/30/2002                8,072                           8,628                          7,004
 5/31/2002                7,888                           8,428                          6,817
 6/30/2002                7,398                           7,901                          6,190
 7/31/2002                6,739                           7,201                          5,808
 8/31/2002                6,664                           7,122                          5,824
 9/30/2002                6,298                           6,727                          5,231
10/31/2002                6,714                           7,175                          5,697
11/30/2002                7,076                           7,564                          6,023
12/31/2002                6,511                           6,954                          5,607
 1/31/2003                6,372                           6,812                          5,470
 2/28/2003                6,337                           6,770                          5,437
 3/31/2003                6,456                           6,901                          5,537
 4/30/2003                6,853                           7,322                          5,953
 5/31/2003                7,328                           7,828                          6,274
 6/30/2003                7,457                           7,965                          6,363
 7/31/2003                7,759                           8,296                          6,544
 8/31/2003                8,106                           8,659                          6,720
 9/30/2003                7,844                           8,386                          6,641
10/31/2003                8,423                           9,002                          7,028
11/30/2003                8,562                           9,149                          7,114
12/31/2003                8,468                           9,049                          7,343
 1/31/2004                8,671                           9,270                          7,511
 2/29/2004                8,765                           9,370                          7,554
 3/31/2004                8,646                           9,244                          7,427
 4/30/2004                8,453                           9,038                          7,318
 5/31/2004                8,765                           9,370                          7,456
 6/30/2004                9,003                           9,628                          7,560
 7/31/2004                8,339                           8,917                          7,112
 8/31/2004                8,131                           8,691                          7,068
 9/30/2004                8,468                           9,054                          7,160
10/31/2004                8,631                           9,228                          7,277
11/30/2004                9,162                           9,796                          7,558
12/31/2004                9,523                          10,186                          7,852
 1/31/2005                9,132                           9,770                          7,582
 2/28/2005                9,211                           9,854                          7,665
 3/31/2005                9,072                           9,702                          7,512
 4/30/2005                8,631                           9,228                          7,341
 5/31/2005                9,241                           9,881                          7,709
 6/30/2005                9,350                           9,996                          7,704
 7/31/2005                9,831                          10,507                          8,095
 8/31/2005                9,667                          10,333                          7,989
 9/30/2005                9,895                          10,575                          8,028
10/31/2005                9,776                          10,444                          7,931
11/30/2005               10,336                          11,044                          8,283
12/31/2005               10,390                          11,102                          8,258
 1/31/2006               11,114                          11,870                          8,459
 2/28/2006               10,911                          11,655                          8,443
 3/31/2006               11,352                          12,123                          8,594
 4/30/2006               11,570                          12,355                          8,581
 5/31/2006               10,822                          11,555                          8,260
 6/30/2006               10,871                          11,602                          8,231
 7/31/2006               10,133                          10,818                          8,051
 8/31/2006               10,346                          11,039                          8,300
 9/30/2006               10,539                          11,244                          8,514
10/31/2006               10,935                          11,665                          8,834
11/30/2006               11,302                          12,055                          9,013
12/31/2006               11,218                          11,960                          9,039
 1/31/2007               11,659                          12,434                          9,266
 2/28/2007               11,634                          12,402                          9,103
 3/31/2007               11,921                          12,707                          9,155
 4/30/2007               12,328                          13,139                          9,570
 5/31/2007               13,012                          13,871                          9,922
 6/30/2007               13,066                          13,923                          9,781
 7/31/2007               13,061                          13,913                          9,598
 8/31/2007               13,279                          14,145                          9,759
 9/30/2007               14,230                          15,155                         10,157
10/31/2007               14,959                          15,929                         10,511
11/30/2007               14,354                          15,287                         10,096
12/31/2007               14,315                          15,239                         10,068
 1/31/2008               12,833                          13,665                          9,271
 2/29/2008               12,447                          13,250                          9,077
 3/31/2008               12,268                          13,060                          9,021
 4/30/2008               13,051                          13,892                          9,494
 5/31/2008               13,393                          14,255                          9,857
 6/30/2008               12,660                          13,465                          9,157
 7/31/2008               12,486                          13,281                          9,011
 8/31/2008               12,531                          13,334                          9,118
 9/30/2008               11,074                          11,781                          8,064
10/31/2008                9,201                           9,786                          6,618
11/30/2008                8,344                           8,875                          6,072
12/31/2008                8,532                           9,075                          6,197
 1/31/2009                8,270                           8,796                          5,886
 2/28/2009                7,735                           8,222                          5,431
 3/31/2009                8,255                           8,775                          5,916
 4/30/2009                9,097                           9,670                          6,507
 5/31/2009                9,489                          10,086                          6,824
 6/30/2009                9,776                          10,391                          6,911
 7/31/2009               10,470                          11,128                          7,405

----------
(1.) The Russell 3000(R) Growth Index measures the performance of those Russell
     3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000(R) Growth Index or the Russell 2000(R) Growth Index. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH FUND
     Class A and Investor Class shares for the most recent ten years with the Russell 3000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 19


Performance Highlights (Unaudited)

                                   WELLS FARGO ADVANTAGE GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund's performance outpaced its benchmark during a challenging economic time. Cognizant, Apple, Vistaprint, MCSI, and Alexion were positive contributors to Fund performance during the period, while ICON plc, NII Holdings, Burger King, and Apache detracted from Fund performance. The Fund also engages in securities lending to seek to generate additional income. During the 12-month period, securities lending activities detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

- The Fund's underweight to credit-sensitive financial stocks was a positive contributor to Fund performance. Conversely, being slightly underweighted in energy stocks was a slight detractor to performance during the period.

- We strive to find companies that have accelerating revenue growth, expanding operating margins, or robust revenue growth that we believe will be sustainable for many years.

- A continued period of substandard economic growth might cause investors to look for stocks, such as the ones we seek, that can potentially sustain revenue and earnings growth in a sluggish economy, yet still benefit from improving economic conditions.

THE COLLECTIVE IMPACT OF A SLOWER ECONOMY, DECLINING CORPORATE EARNINGS GROWTH, AND THE LINGERING HOUSING AND MORTGAGE CRISIS CREATED A DIFFICULT ENVIRONMENT FOR STOCKS. HOWEVER, WE BELIEVE THAT THE CLOUDS APPEAR TO BE LIFTING AND THAT THE ECONOMY IS SHOWING SIGNS OF BOTTOMING.

Given our emphasis on bottom-up stock selection, we would typically expect the Fund's performance versus its benchmark to be driven by individual stock selection rather than macroeconomic factors. Information technology companies Cognizant and Apple, customized marketing provider Vistaprint, financial index provider MCSI, and biopharmaceutical company Alexion Pharmaceuticals were positive contributors to Fund performance during the period. In contrast, ICON plc, which provides outsourced development services to the health care industry, NII Holdings, a provider of digital wireless in Latin America, Burger King, a fast food operator and franchiser, and Apache, an independent energy company, were detractors.

Industry and sector allocations in the Fund were the result of our stock-selection process as opposed to any decision to mirror the sector allocations in the Fund's benchmark. We believe that investors underestimated growth opportunities in many areas of the market, which created opportunities for us to build diversified sector and industry holdings. The Fund's underweight to

                 20 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GROWTH FUND (CONTINUED)

credit-sensitive financial stocks was a positive contributor to Fund performance. Conversely, being slightly underweight in energy stocks was a slight detractor to Fund performance during the period.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2009)

                                   (PIE CHART)

Consumer Discretionary       (15%)
Consumer Staples              (3%)
Energy                        (5%)
Financials                    (9%)
Health Care                  (19%)
Industrials                   (6%)
Information Technology       (36%)
Materials                     (6%)
Telecommunication Services    (1%)

The Fund also engages in securities lending to seek to generate additional income. During the 12-month period, securities lending activities detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

The slowing of the economy led to favorable valuations for growth stocks. At the same time, investors sought companies that they believed could sustain growth in a more difficult economic environment. In general, valuations for growth stocks looked attractive during the period when compared to price-to-earnings ratios for slow-growing companies.

OUR PRIMARY GOAL WHEN WE BUY A STOCK IS TO FIND AN OPPORTUNITY WHERE GROWTH IS ROBUST, SUSTAINABLE, AND UNDERESTIMATED BY THE MARKET.

Typically, we find opportunities when companies exhibit one or more of the following attributes: accelerating revenue growth, expanding operating margins, or robust revenue growth that is sustainable for multiple years.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2009)

Google Incorporated Class A                          3.44%
Cognizant Technology Solutions Corporation Class A   2.91%
Apple Incorporated                                   2.25%
Mettler-Toledo International Incorporated            2.20%
Charles Schwab Corporation                           2.18%
Priceline.com Incorporated                           2.10%
Alexion Pharmaceuticals Incorporated                 2.07%
Abbott Laboratories                                  1.93%
St. Jude Medical Incorporated                        1.92%
Wal-Mart Stores Incorporated                         1.81%

Apple is one example of a true growth stock. After suffering from concerns over a slowdown in consumer demand and worries over the health of CEO Steve Jobs, shares of Apple have recovered to year-ago levels primarily due to the strength of its iPhone device. Similar to what Apple had already accomplished with the Mac computer and the iPod, with the iPhone, Apple changed the cellphone landscape with the iPhone by creating a closed platform that shifted the value from hardware to software. The closed platform allows Apple to have unique control of its product and pricing cycles and in turn generate and sustain margins and returns above investor expectations. Despite Apple's iPhone success, by year-end the company will have captured just 15% of the Smartphone market, and only 2% of the overall handset market. With continued share gains in

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

(4.) The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by the total investments of the Fund.

                 Wells Fargo Advantage Large Cap Stock Funds 21


Performance Highlights (Unaudited)

                                   WELLS FARGO ADVANTAGE GROWTH FUND (CONTINUED)

handsets and new product launches in PCs, we believe Apple has the potential to grow both revenue and earnings in the high-teens over the next year, resulting in cash earnings power exceeding $9 per share. With shares trading at just 14 times such earnings power, excluding nearly $35 per share in net cash, we believe that Apple shares are still significantly undervalued compared to the company's growth prospects.

Our discipline is to sell a stock when we see signs that the growth profile is deteriorating. For example, we sold Wright Medical, a medical products company that focuses on hip, knee, and extremity reconstruction. Through our analysis of hospital surveys, we believed the market was overestimating reconstructive procedure growth. Our understanding of the company's margins led us to question the robustness of earnings growth which led to the decision to sell the stock.

DESPITE THE APPEARANCE THAT THE RECESSION MAY BE ENDING, WE BELIEVE THAT THE CURRENT ECONOMIC SLOWDOWN MIGHT CAUSE INVESTORS TO LOOK FOR STOCKS THAT CAN SUSTAIN REVENUE AND EARNINGS GROWTH IN A SLUGGISH ECONOMY. While there are now signs that the economy has bottomed and the recession is waning, we believe that overall economic uncertainty, less availability of credit, higher unemployment, and weakness in the housing market have put stress on the U.S. consumer and businesses. As a result, this may cause the economy to continue to grow at a below-trend rate in the coming year. The dramatic rally from the near-doomsday lows of March 2009 has brought overall stock valuations more in line with historical valuations. Improving economic fundamentals will be necessary to drive the broader market indices to higher levels.

We will continue to look for growth stocks that we believe have the potential for sustaining a high level of growth and for exceeding market expectations. Our discipline is to find companies that have accelerating fundamentals while being very sensitive to when a company falters or deviates from our original investment thesis.

                 22 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2009)

                                          Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                                  -------------------------------------   -------------------------------------   -----------------
GROWTH FUND                       6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
-----------                       ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SGRAX)                     19.31     (20.98)   3.42      0.46      26.60     (16.15)   4.66      1.06      1.35%     1.30%
Class C (WGFCX)                     25.11     (17.71)   3.93      0.26      26.11     (16.71)   3.93      0.26      2.10%     2.05%
Administrator Class (SGRKX)                                                 26.83     (15.85)   5.05      1.47      1.17%     0.96%
Institutional Class (SGRNX)                                                 26.89     (15.72)   5.18      1.68      0.90%     0.80%
Investor Class (SGROX)                                                      26.51     (16.21)   4.53      1.07      1.46%     1.40%
Russell 3000(R) Growth Index(1)                                             25.81     (17.82)   0.81     (2.96)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A shares incepted on February 24, 2000. Effective June 20, 2008, the
     Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 24, 2000 through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 24, 2000, for the Class A shares, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of the Class C shares, on December 26, 2002, reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Administrator Class shares on August 30, 2002, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares on February 24, 2000, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

(6.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(7.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 24 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE LARGE CAP
GROWTH FUND (the Fund) seeks long-term
capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION
December 30, 1981

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2009

LARGE CAP GROWTH FUND          1 YEAR
---------------------          ------
Investor Class                 (18.22)%
Russell 1000 Growth Index(1)   (17.57)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.19% AND 1.43%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF JULY 31, 2009)

                              (PERFORMANCE GRAPH)

             WELLS FARGO ADVANTAGE LARGE         RUSSELL 1000
            CAP GROWTH - INVESTOR CLASS          GROWTH INDEX
            ---------------------------         -------------
 7/31/1999             10,000                       10,000
 8/31/1999              9,995                       10,163
 9/30/1999              9,928                        9,950
10/31/1999             10,643                       10,701
11/30/1999             11,397                       11,279
12/31/1999             14,120                       12,452
 1/31/2000             13,109                       11,868
 2/29/2000             15,801                       12,448
 3/31/2000             15,648                       13,339
 4/30/2000             14,153                       12,704
 5/31/2000             13,130                       12,065
 6/30/2000             14,251                       12,979
 7/31/2000             13,973                       12,438
 8/31/2000             15,723                       13,564
 9/30/2000             15,157                       12,281
10/31/2000             13,637                       11,700
11/30/2000             11,934                        9,975
12/31/2000             12,227                        9,660
 1/31/2001             11,492                       10,327
 2/28/2001              9,737                        8,574
 3/31/2001              8,985                        7,641
 4/30/2001              9,565                        8,607
 5/31/2001              9,431                        8,480
 6/30/2001              9,189                        8,284
 7/31/2001              8,890                        8,077
 8/31/2001              8,214                        7,416
 9/30/2001              7,508                        6,676
10/31/2001              7,585                        7,026
11/30/2001              8,327                        7,701
12/31/2001              8,281                        7,687
 1/31/2002              8,155                        7,551
 2/28/2002              7,768                        7,238
 3/31/2002              7,990                        7,488
 4/30/2002              7,490                        6,877
 5/31/2002              7,262                        6,710
 6/30/2002              6,738                        6,090
 7/31/2002              6,154                        5,755
 8/31/2002              6,129                        5,772
 9/30/2002              5,602                        5,173
10/31/2002              6,052                        5,648
11/30/2002              6,407                        5,955
12/31/2002              5,806                        5,543
 1/31/2003              5,725                        5,409
 2/28/2003              5,721                        5,384
 3/31/2003              5,802                        5,484
 4/30/2003              6,186                        5,890
 5/31/2003              6,618                        6,184
 6/30/2003              6,597                        6,269
 7/31/2003              6,762                        6,425
 8/31/2003              6,910                        6,585
 9/30/2003              6,755                        6,514
10/31/2003              7,198                        6,880
11/30/2003              7,251                        6,952
12/31/2003              7,364                        7,192
 1/31/2004              7,462                        7,339
 2/29/2004              7,525                        7,386
 3/31/2004              7,406                        7,249
 4/30/2004              7,202                        7,165
 5/31/2004              7,423                        7,298
 6/30/2004              7,610                        7,389
 7/31/2004              7,124                        6,972
 8/31/2004              7,072                        6,937
 9/30/2004              7,731                        7,003
10/31/2004              7,472                        7,112
11/30/2004              7,807                        7,357
12/31/2004              8,000                        7,646
 1/31/2005              7,652                        7,391
 2/28/2005              7,712                        7,469
 3/31/2005              7,610                        7,333
 4/30/2005              7,427                        7,194
 5/31/2005              7,888                        7,542
 6/30/2005              7,916                        7,514
 7/31/2005              8,288                        7,881
 8/31/2005              8,155                        7,780
 9/30/2005              8,257                        7,815
10/31/2005              8,208                        7,740
11/30/2005              8,573                        8,073
12/31/2005              8,630                        8,048
 1/31/2006              8,992                        8,190
 2/28/2006              8,816                        8,177
 3/31/2006              8,865                        8,297
 4/30/2006              8,935                        8,286
 5/31/2006              8,390                        8,005
 6/30/2006              8,408                        7,974
 7/31/2006              8,151                        7,822
 8/31/2006              5,267                        8,066
 9/30/2006              8,492                        8,288
10/31/2006              8,753                        8,579
11/30/2006              8,967                        8,749
12/31/2006              8,964                        8,779
 1/31/2007              9,227                        9,004
 2/28/2007              9,013                        8,835
 3/31/2007              9,062                        8,883
 4/30/2007              9,291                        9,301
 5/31/2007              9,635                        9,636
 6/30/2007              9,586                        9,492
 7/31/2007              9,558                        9,345
 8/31/2007              9,822                        9,494
 9/30/2007             10,511                        9,892
10/31/2007             10,827                       10,228
11/30/2007             10,497                        9,852
12/31/2007             10,588                        9,816
 1/31/2008              9,568                        9,050
 2/29/2008              9,456                        8,870
 3/31/2008              9,393                        8,816
 4/30/2008              9,920                        9,279
 5/31/2008             10,251                        9,620
 6/30/2008              9,607                        8,927
 7/31/2008              9,361                        8,757
 8/31/2008              9,361                        8,852
 9/30/2008              8,327                        7,827
10/31/2008              7,001                        6,449
11/30/2008              6,411                        5,936
12/31/2008              6,477                        6,043
 1/31/2009              6,277                        5,752
 2/29/2009              5,816                        5,320
 3/31/2009              6,281                        5,794
 4/30/2009              6,783                        6,350
 5/31/2009              7,022                        6,665
 6/30/2009              7,124                        6,740
 7/31/2009              7,655                        7,219




----------
(1.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE CAP
     GROWTH FUND Investor Class shares for the most recent ten years with the Russell 1000 Growth Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

                 Wells Fargo Advantage Large Cap Stock Funds 25


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Detractors from the Fund's performance included holdings in Smith International, Lockheed Martin, Covance, and ThermoFisher Scientific. On the other hand, holdings in Apple, Goldman Sachs, Accenture, and Teva Pharmaceuticals contributed. In addition, our exposure to industrial and materials stocks detracted from Fund performance, and our underweight position to credit-sensitive financial stocks contributed.

- We believe that growth opportunities were underestimated in many areas of the market during the 12-month period, which created opportunities for us to build diversified sector and industry holdings.

- A continued period of substandard economic growth might cause investors to look for stocks like the ones we search for that can potentially sustain revenue and earnings growth in a sluggish economy, yet still benefit from improving economic conditions.

THE COLLECTIVE IMPACT OF A SLOWER ECONOMY, DECLINING CORPORATE EARNINGS GROWTH, AND THE LINGERING HOUSING AND MORTGAGE CRISIS CREATED A DIFFICULT ENVIRONMENT FOR STOCKS. HOWEVER, WE BELIEVE THAT THE CLOUDS APPEAR TO BE LIFTING AND THAT THE ECONOMY IS SHOWING SIGNS OF BOTTOMING.

Given our emphasis on bottom-up stock selection, we would typically expect the Fund's performance versus its benchmark to be driven by individual stock selection rather than macroeconomic factors. Technology company Apple, investment bank Goldman Sachs, management consultant Accenture, and generic drug maker Teva Pharmaceuticals contributed to Fund performance during the period. In contrast, energy services company Smith International, defense and aerospace company Lockheed Martin, drug development services company Covance, and health care research supplier ThermoFisher Scientific detracted from the Fund's performance.

Industry and sector allocations in the Fund were the result of our stock-selection process as opposed to any decision to mirror sector allocations in the Fund's benchmark. The Fund's underweight to credit-sensitive financial stocks contributed to relative performance. Conversely, the portfolio's exposure to industrial and materials stocks detracted from performance during the period.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2009)

                                  (PIE CHART)

Consumer Discretionary   (11%)
Consumer Staples          (5%)
Energy                    (6%)
Financials                (9%)
Health Care              (16%)
Industrials               (7%)
Information Technology   (39%)
Materials                 (7%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                 26 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (CONTINUED)

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2009)

Google Incorporated Class A                          4.20%
Apple Incorporated                                   3.58%
Cognizant Technology Solutions Corporation Class A   3.06%
QUALCOMM Incorporated                                2.95%
Cisco Systems Incorporated                           2.52%
Wal-Mart Stores Incorporated                         2.46%
Charles Schwab Corporation                           2.38%
Abbott Laboratories                                  2.04%
International Business Machines Corporation          2.04%
St. Jude Medical Incorporated                        1.91%

OUR PRIMARY GOAL WHEN WE BUY A STOCK IS TO FIND AN OPPORTUNITY WHERE GROWTH IS ROBUST, SUSTAINABLE, AND UNDERESTIMATED BY THE MARKET.

Typically, we find opportunities when companies exhibit one or more of the following attributes: accelerating revenue growth, expanding operating margins, or robust revenue growth that looks to be sustainable for multiple years.

Apple is one example of a true growth stock. After suffering from concerns over a slowdown in consumer demand and worries over the health of CEO Steve Jobs, shares of Apple have recovered to year-ago levels primarily due to the strength of its iPhone device. Similar to what Apple had already accomplished with the Mac computer and the iPod, with the iPhone, Apple changed the cellphone landscape by creating a closed platform that shifted the value from hardware to software. The closed platform allows Apple to have unique control of its product and pricing cycles and in turn generate and sustain margins and returns above investor expectations. Despite Apple's iPhone success, by year-end the company will have captured just 15% of the Smartphone market, and only 2% of the overall handset market. With continued share gains in handsets and new product launches in PCs, we believe Apple has the potential to grow both revenue and earnings in the high-teens over the next year, resulting in cash earnings power exceeding $9 per share. With shares trading at just 14 times such earnings power, excluding nearly $35 per share in net cash, we believe that Apple shares are still significantly undervalued compared to the company's growth prospects.

We sell stocks when we believe that the market is no longer underestimating a company's potential for growth. For example, we sold several energy stocks, such as Smith International and Chesapeake Energy Corp, because we believed that the precipitous drop in oil and gas prices would lead to a dramatic reduction in earnings for these companies.

DESPITE THE APPEARANCE THAT THE RECESSION MAY BE ENDING, WE BELIEVE THAT THE CURRENT ECONOMIC SLOWDOWN MIGHT CAUSE INVESTORS TO LOOK FOR STOCKS THAT CAN SUSTAIN REVENUE AND EARNINGS GROWTH IN A SLUGGISH ECONOMY.

While there are now signs that the economy has bottomed and the recession is waning, we believe that overall economic uncertainty, less availability of credit, higher unemployment, and weakness in the housing market have put stress on the U.S. consumer and businesses. As a result, this may cause the economy to

----------
(4.) The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by the total investments of the Fund.

                 Wells Fargo Advantage Large Cap Stock Funds 27


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (CONTINUED)

continue to grow at a below-trend rate in the coming year. We believe that the dramatic rally from the near-doomsday lows of March 2009 has brought overall stock valuations more in line with historical valuations. It is our opinion that improving economic fundamentals will be necessary to drive the broader market indices to higher levels.

We will continue to look for growth stocks that we believe have the potential for sustaining a high level of growth and for exceeding market expectations. Our discipline is to find companies that have accelerating fundamentals while being very sensitive to when a company falters or deviates from our original investment thesis.

                 28 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JULY 31, 2009)

                                                                         Expense Ratio
                                                                       -----------------
LARGE CAP GROWTH FUND          6 Months*   1 Year   5 Year   10 Year   Gross(5)   Net(6)
---------------------          ---------   ------   ------   -------   --------   ------
Investor Class (STRFX)           21.96     (18.22)   1.45     (2.64)     1.43%     1.19%
Russell 1000 Growth Index(1)     25.49     (17.57)   0.70     (3.21)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(6.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 30 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER
David A. Katz, CFA

FUND INCEPTION
December 29, 1995

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF JULY 31, 2009

LARGE COMPANY CORE FUND   1 YEAR
-----------------------   ------
Investor Class            (18.78)%
S&P 500 Index(1)          (19.96)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.28% AND 1.49%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF JULY 31, 2009)

                               (PERFORMANCE GRAPH)

              WELLS FARGO     WELLS FARGO
               ADVANTAGE       ADVANTAGE
             LARGE COMPANY   LARGE COMPANY
              CORE FUND -     CORE FUND -    S&P 500
                CLASS A      INVESTOR CLASS   INDEX
             -------------   --------------  --------
 7/31/1999        9,425           10,000        10,000
 8/31/1999        9,380            9,954         9,950
 9/30/1999        9,319            9,891         9,678
10/31/1999        9,935           10,547        10,290
11/30/1999       10,362           11,002        10,499
12/31/1999       11,266           11,965        11,117
 1/31/2000       10,736           11,405        10,559
 2/29/2000       11,466           12,182        10,359
 3/31/2000       12,178           12,938        11,372
 4/30/2000       11,548           12,270        11,030
 5/31/2000       11,021           11,714        10,804
 6/30/2000       11,312           12,027        11,071
 7/31/2000       11,096           11,802        10,898
 8/31/2000       12,052           12,821        11,574
 9/30/2000       11,599           12,336        10,963
10/31/2000       11,127           11,843        10,917
11/30/2000        9,971           10,611        10,057
12/31/2000       10,087           10,738        10,106
 1/31/2001        9,983           10,628        10,464
 2/28/2001        8,804            9,375         9,511
 3/31/2001        8,290            8,829         8,909
 4/30/2001        8,944            9,523         9,600
 5/31/2001        8,963            9,544         9,665
 6/30/2001        8,693            9,265         9,430
 7/31/2001        8,557            9,121         9,337
 8/31/2001        7,944            8,469         8,753
 9/30/2001        7,330            7,817         8,046
10/31/2001        7,466            7,961         8,200
11/30/2001        8,055            8,592         8,829
12/31/2001        8,047            8,583         8,906
 1/31/2002        7,920            8,448         8,776
 2/28/2002        7,796            8,317         8,607
 3/31/2002        8,061            8,593         8,930
 4/30/2002        7,595            8,094         8,389
 5/31/2002        7,487            7,980         8,328
 6/30/2002        7,013            7,476         7,735
 7/31/2002        6,514            6,942         7,132
 8/31/2002        6,510            6,938         7,179
 9/30/2002        5,899            6,282         6,399
10/31/2002        6,398            6,815         6,962
11/30/2002        6,734            7,171         7,371
12/31/2002        6,304            6,710         6,938
 1/31/2003        6,164            6,561         6,757
 2/28/2003        6,052            6,443         6,655
 3/31/2003        6,112            6,507         6,719
 4/30/2003        6,564            6,989         7,273
 5/31/2003        6,848            7,286         7,656
 6/30/2003        6,925            7,373         7,754
 7/31/2003        7,049            7,504         7,891
 8/31/2003        7,177            7,640         8,044
 9/30/2003        7,043            7,497         7,959
10/31/2003        7,475            7,955         8,409
11/30/2003        7,519            8,001         8,483
12/31/2003        7,843            8,350         8,927
 1/31/2004        7,939            8,451         9,091
 2/29/2004        8,032            8,549         9,218
 3/31/2004        7,914            8,423         9,079
 4/30/2004        7,741            8,236         8,936
 5/31/2004        7,882            8,389         9,059
 6/30/2004        8,034            8,554         9,235
 7/31/2004        7,725            8,223         8,929
 8/31/2004        7,741            8,236         8,965
 9/30/2004        7,872            8,378         9,062
10/31/2004        7,960            8,471         9,200
11/30/2004        8,353            8,891         9,573
12/31/2004        8,537            9,091         9,898
 1/31/2005        8,256            8,793         9,657
 2/28/2005        8,417            8,963         9,860
 3/31/2005        8,192            8,721         9,686
 4/30/2005        8,017            8,536         9,502
 5/31/2005        8,202            8,733         9,804
 6/30/2005        8,064            8,587         9,818
 7/31/2005        8,355            8,891        10,183
 8/31/2005        8,145            8,668        10,091
 9/30/2005        8,148            8,671        10,172
10/31/2005        7,994            8,504        10,003
11/30/2005        8,346            8,880        10,381
12/31/2005        8,393            8,926        10,385
 1/31/2006        8,579            9,123        10,660
 2/28/2006        8,539            9,080        10,689
 3/31/2006        8,536            9,074        10,822
 4/30/2006        8,658            9,202        10,967
 5/31/2006        8,390            8,915        10,652
 6/30/2006        8,217            8,733        10,666
 7/31/2006        8,241            8,754        10,732
 8/31/2006        8,432            8,956        10,987
 9/30/2006        8,853            9,405        11,270
10/31/2006        9,300            9,877        11,637
11/30/2006        9,458           10,044        11,858
12/31/2006        9,700           10,300        12,024
 1/31/2007        9,810           10,416        12,206
 2/28/2007        9,538           10,124        11,966
 3/31/2007        9,707           10,302        12,100
 4/30/2007       10,473           11,115        12,636
 5/31/2007       10,779           11,437        13,077
 6/30/2007       10,710           11,364        12,860
 7/31/2007       10,220           10,843        12,462
 8/31/2007       10,351           10,981        12,648
 9/30/2007       10,499           11,131        13,121
10/31/2007       10,527           11,162        13,330
11/30/2007       10,004           10,606        12,773
12/31/2007        9,937           10,530        12,684
 1/31/2008        9,573           10,146        11,923
 2/29/2008        9,229            9,780        11,536
 3/31/2008        9,192            9,742        11,486
 4/30/2008        9,681           10,257        12,046
 5/31/2008        9,841           10,421        12,202
 6/30/2008        8,998            9,529        11,173
 7/31/2008        8,949            9,477        11,079
 8/31/2008        9,191            9,733        11,239
 9/30/2008        8,137            8,617        10,238
10/31/2008        6,573            6,954         8,518
11/30/2008        6,011            6,359         7,907
12/31/2008        6,040            6,392         7,991
 1/31/2009        5,526            5,847         7,318
 2/28/2009        4,897            5,181         6,539
 3/31/2009        5,491            5,807         7,111
 4/30/2009        6,452            6,826         7,792
 5/31/2009        6,756            7,146         8,228
 6/30/2009        6,752            7,142         8,244
 7/31/2009        7,281            7,697         8,868

----------
(1.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE
     COMPANY CORE FUND Class A and Investor Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 31


Performance Highlights (Unaudited)

                       WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund was adversely impacted by exposure to technology and financials stocks in the latter part of 2008 and in early 2009, but benefited from a recovery in these sectors in the second quarter of 2009. The Fund also engages in securities lending to seek to generate additional income. During the 12-month period, securities lending activities detracted from the Fund's overall performance due to the decline in value of certain securities in which securities lending cash collateral was invested.

- From our perspective, the 12-month period encompassed one of the most severe bear markets in history and also what we believe to have been the beginnings of a robust recovery.

- The Fund's strong 2009 performance was led by a rebound in several longer-term holdings. In addition, performance was aided by our own comprehensive stress-test analysis of the Fund's holdings during market weakness, which resulted in us making several strategic changes.

THE DOMINANT FACTORS AFFECTING STOCKS DURING THE 12-MONTH PERIOD WERE THE COMBINATION OF AN INCREASINGLY SEVERE ECONOMIC RECESSION AND THE WIDESPREAD DYSFUNCTION WITHIN THE GLOBAL FINANCIAL SYSTEM.

Fear rose among investors as the recession took hold and the global financial system all but froze for a time. Countering the situation was an unprecedented proactive posture by both the Federal Reserve and the U.S. Treasury designed to protect the financial system and to reinvigorate the U.S. economy and its financial institutions. This interventionist posture, adopted by both President Bush and President Obama's administrations, succeeded in stabilizing the nation's largest banks and in alleviating concerns about the country falling into a deep recession and being subjected to systemic nationalization of the banking system.

The stock market reacted to these factors, and similar ones around the globe, by having one of the steepest selloffs since the Great Depression of the 1930s. Stocks were universally punished, but the technology, financials, and industrial sectors were hit particularly hard. Once U.S. government regulators were able to respond to at least some of the fears that investors had, stocks that had become priced for worst-case scenarios emerged

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF JULY 31, 2009)

Cisco Systems Incorporated           3.29%
Dell Incorporated                    3.22%
JPMorgan Chase & Company             3.19%
McGraw-Hill Companies Incorporated   3.18%
Devon Energy Corporation             3.15%
eBay Incorporated                    3.13%
Tyco International Limited           3.10%
Johnson Controls Incorporated        3.06%
Monster Worldwide Incorporated       2.99%
Staples Incorporated                 2.94%

----------
(3.) The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by the total investments of the Fund.

                 32 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

as significantly undervalued. While the Fund declined more than the overall market during the steep decline of the first half of the 12-month period, the portfolio benefited when the market began to rally in March of 2009 on signs that recovery might be in progress. Many of the Fund's holdings that had been detractors during the first half of the 12-month period, such as those in technology and financials, were among the leaders during the March 2009 rally.

SECTOR DISTRIBUTION(4)
(AS OF JULY 31, 2009)

                                   (PIE CHART)

Materials                 (3%)
Consumer Discretionary   (17%)
Consumer Staples          (6%)
Energy                   (12%)
Financials               (14%)
Health Care               (8%)
Industrials               (7%)
Information Technology   (33%)

FUND PERFORMANCE WAS AIDED BY OUR OWN COMPREHENSIVE STRESS-TEST ANALYSIS OF HOLDINGS DURING THE PERIOD, WHICH LED US TO MAKE SEVERAL STRATEGIC CHANGES.

We sold the Fund's position in Western Union for a profit in the third quarter of 2008. Subsequent to the sale, we reinitiated the position because the stock price had dropped by more than 50% to a level that we thought made it an attractive buying opportunity. We also successfully sold the Fund's position in Wyeth during the second quarter of 2009, after the announcement of its acquisition by Pfizer.

We sold Discover Financial and 3M Company at a loss early in the period. Although the stocks held up better than their peers in the second half of 2008, we had been concerned about a continuing decline.

At the beginning of 2009, the merger between Merrill Lynch and Bank of America was completed. We kept the additional shares of Bank of America that resulted from the merger.

During the period, full sales based on lost confidence included American International Group (AIG), Citigroup, General Electric, and Office Depot.

We sold the Fund's positions in Pfizer and Time Warner during the first quarter of 2009 and purchased Medtronic and Walt Disney, respectively, after identifying them as having better risk/reward potential.

During the second quarter of 2009, we also sold the Fund's position in Omnicom Group and scaled back our holding in Comcast to take advantage of more timely opportunities in the market. With the proceeds from these sales, we initiated new positions in Genzyme and Zimmer Holdings in order to increase the Fund's health care exposure.

----------
(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                 Wells Fargo Advantage Large Cap Stock Funds 33


Performance Highlights (Unaudited)

                       WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

Other new positions during the period included Alcoa among material stocks; Coca-Cola Company, Johnson Controls, and Procter & Gamble among consumer stocks; Bank of New York-Mellon among financials; Deere & Co. among industrials; and Corning among technology stocks.

We also initiated a position in Rockwell Automation late in 2008, but sold it shortly thereafter for a modest profit in the beginning of 2009 because we identified it as having relative strength of questionable durability in a declining market.

We increased our position in JPMorgan Chase & Co., in an effort to upgrade our stock holdings in financials after selling the Fund's Citigroup position.

ALTHOUGH WE DO NOT EXPECT THE MARKET TO MAINTAIN THE PACE OF RECOVERY THAT IT ENJOYED DURING THE SECOND QUARTER OF 2009, WE DO EXPECT THAT THE MARKET WILL END 2009 HIGHER THAN IT WAS AT MID-YEAR.

We base our conviction on two observations. We believe that more signs of economic recovery will be forthcoming and we have a growing belief that stocks will look attractively priced as the recovery progresses.

Such a conviction also recognizes and assumes that the historic pattern of bear market recoveries will apply during this recovery as well. That pattern has been one of sharp near-term gains following the bottoming of a bear market. There has also been a direct correlation between the severity of decline and the strength of the ensuing recovery.

While we are cognizant of the continuing uncertainties surrounding the economy and the stock market, we believe that there is still potential for further market gains in 2009, despite what is likely to be a modest level of economic recovery by the end of 2009.

For now, the Fund is well-diversified in high-quality businesses. We are optimistic that the Fund is positioned to take advantage of market gains and that it has the potential to continue its relative outperformance during the second half of 2009.

                 34 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2009)

                                     Including Sales Charge                  Excluding Sales Charge             Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
LARGE COMPANY CORE FUND       6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
-----------------------       ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (SGNAX)                 24.20     (23.33)  (2.35)    (3.12)     31.74     (18.64)  (1.18)    (2.55)     1.39%    1.14%
Class B (SGNBX)**               26.31     (24.19)  (2.30)    (2.96)     31.31     (19.19)  (1.86)    (2.96)     2.14%    1.89%
Class C (SGNCX)                 30.31     (20.20)  (1.87)    (3.17)     31.31     (19.20)  (1.87)    (3.17)     2.14%    1.89%
Administrator Class (SLCKX)                                             31.83     (18.49)  (0.96)    (2.31)     1.21%    0.95%
Institutional Class (SGNIX)                                             32.10     (18.24)  (0.68)    (1.99)     0.94%    0.66%
Investor Class (SGRIX)                                                  31.64     (18.78)  (1.31)    (2.58)     1.49%    1.28%
S&P 500 Index(1)                                                        21.18     (19.96)  (0.14)    (1.19)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A shares incepted on February 29, 2000. Class B and Class C shares incepted on July 18, 2008. Prior to July 18, 2008, the Fund was named the Growth and Income Fund. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class
     A. Performance shown for Class A from February 29, 2000, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 29, 2000, for Class A reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class B and Class C reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses. Performance shown prior to the inception of the Administrator Class shares, on December 31, 2001, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares, on February 29, 2000, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Investor Class shares incepted on December 29, 1995.

(6.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(7.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 36 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Phocas Financial Corporation

PORTFOLIO MANAGERS

Stephen L. Block, CFA
William F.K. Schaff, CFA

FUND INCEPTION

July 1, 1993

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF JULY 31, 2009

LARGE COMPANY VALUE FUND      1 YEAR
------------------------      ------
Investor Class                (21.53)%
Russell 1000 Value Index(1)   (22.94)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.35% AND 1.49%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF JULY 31, 2009)

                              (PERFORMANCE GRAPH)

                                              WELLS FARGO ADVANTAGE LARGE
              WELLS FARGO ADVANTAGE LARGE    COMPANY VALUE FUND - INVESTOR
             COMPANY VALUE FUND - CLASS A                CLASS               RUSSELL 1000 VALUE INDEX
             ----------------------------   ------------------------------   ------------------------
 7/31/1999                9,425                           10,000                        10,000
 8/31/1999                9,256                            9,823                         9,629
 9/30/1999                9,150                            9,712                         9,292
10/31/1999                9,295                            9,867                         9,827
11/30/1999                9,158                            9,724                         9,750
12/31/1999                8,974                            9,530                         9,797
 1/31/2000                9,149                            9,717                         9,478
 2/29/2000                8,338                            8,857                         8,774
 3/31/2000                9,293                            9,873                         9,844
 4/30/2000                9,597                           10,198                         9,730
 5/31/2000                9,859                           10,478                         9,832
 6/30/2000                9,436                           10,030                         9,383
 7/31/2000                9,569                           10,174                         9,500
 8/31/2000               10,232                           10,880                        10,029
 9/30/2000               10,932                           11,626                        10,121
10/31/2000               10,701                           11,383                        10,369
11/30/2000               10,638                           11,317                         9,984
12/31/2000               11,404                           12,134                        10,485
 1/31/2001               10,724                           11,412                        10,525
 2/28/2001               10,839                           11,537                        10,232
 3/31/2001               10,861                           11,562                         9,871
 4/30/2001               11,619                           12,371                        10,355
 5/31/2001               11,539                           12,288                        10,587
 6/30/2001               10,942                           11,655                        10,353
 7/31/2001               10,769                           11,472                        10,331
 8/31/2001               10,609                           11,304                         9,917
 9/30/2001               10,237                           10,909                         9,219
10/31/2001               10,202                           10,874                         9,140
11/30/2001                9,943                           10,598                         9,671
12/31/2001               10,107                           10,775                         9,899
 1/31/2002                9,999                           10,661                         9,822
 2/28/2002               10,018                           10,683                         9,838
 3/31/2002               10,421                           11,113                        10,304
 4/30/2002                9,954                           10,614                         9,950
 5/31/2002                9,961                           10,622                        10,000
 6/30/2002                9,424                           10,049                         9,426
 7/31/2002                8,731                            9,311                         8,550
 8/31/2002                8,779                            9,361                         8,614
 9/30/2002                7,772                            8,288                         7,656
10/31/2002                8,099                            8,637                         8,224
11/30/2002                8,338                            8,891                         8,742
12/31/2002                8,107                            8,645                         8,362
 1/31/2003                7,874                            8,397                         8,160
 2/28/2003                7,676                            8,185                         7,942
 3/31/2003                7,746                            8,260                         7,955
 4/30/2003                8,378                            8,934                         8,656
 5/31/2003                8,790                            9,373                         9,214
 6/30/2003                8,904                            9,495                         9,329
 7/31/2003                8,994                            9,591                         9,468
 8/31/2003                8,973                            9,569                         9,616
 9/30/2003                8,857                            9,445                         9,522
10/31/2003                9,410                           10,034                        10,105
11/30/2003                9,493                           10,123                        10,242
12/31/2003               10,093                           10,763                        10,873
 1/31/2004               10,169                           10,844                        11,064
 2/29/2004               10,321                           11,006                        11,302
 3/31/2004               10,212                           10,889                        11,203
 4/30/2004                9,996                           10,660                        10,929
 5/31/2004               10,107                           10,778                        11,040
 6/30/2004               10,308                           10,992                        11,301
 7/31/2004               10,148                           10,821                        11,142
 8/31/2004               10,308                           10,992                        11,300
 9/30/2004               10,472                           11,167                        11,476
10/31/2004               10,765                           11,480                        11,666
11/30/2004               11,303                           12,053                        12,256
12/31/2004               11,510                           12,274                        12,667
 1/31/2005               11,559                           12,326                        12,442
 2/28/2005               12,044                           12,843                        12,854
 3/31/2005               11,862                           12,649                        12,678
 4/30/2005               11,687                           12,463                        12,451
 5/31/2005               11,870                           12,658                        12,750
 6/30/2005               11,939                           12,731                        12,890
 7/31/2005               12,306                           13,123                        13,263
 8/31/2005               12,269                           13,084                        13,205
 9/30/2005               12,395                           13,217                        13,390
10/31/2005               12,174                           12,981                        13,050
11/30/2005               12,498                           13,327                        13,477
12/31/2005               12,532                           13,364                        13,559
 1/31/2006               12,773                           13,620                        14,085
 2/28/2006               12,757                           13,604                        14,171
 3/31/2006               12,892                           13,748                        14,363
 4/30/2006               13,343                           14,229                        14,728
 5/31/2006               12,939                           13,797                        14,356
 6/30/2006               12,953                           13,813                        14,448
 7/31/2006               13,274                           14,155                        14,799
 8/31/2006               13,524                           14,421                        15,047
 9/30/2006               13,801                           14,717                        15,347
10/31/2006               14,138                           15,077                        15,849
11/30/2006               14,327                           15,278                        16,211
12/31/2006               14,757                           15,736                        16,575
 1/31/2007               14,765                           15,745                        16,787
 2/28/2007               14,462                           15,422                        16,525
 3/31/2007               14,620                           15,590                        16,781
 4/30/2007               15,187                           16,195                        17,402
 5/31/2007               15,669                           16,709                        18,030
 6/30/2007               15,342                           16,360                        17,608
 7/31/2007               14,739                           15,717                        16,795
 8/31/2007               14,976                           15,970                        16,983
 9/30/2007               15,610                           16,646                        17,565
10/31/2007               15,764                           16,810                        17,567
11/30/2007               15,167                           16,173                        16,708
12/31/2007               15,169                           16,176                        16,546
 1/31/2008               14,407                           15,363                        15,883
 2/29/2008               13,938                           14,863                        15,217
 3/31/2008               14,000                           14,930                        15,103
 4/30/2008               14,610                           15,579                        15,839
 5/31/2008               14,742                           15,717                        15,813
 6/30/2008               13,478                           14,366                        14,300
 7/31/2008               13,591                           14,484                        14,248
 8/31/2008               13,845                           14,751                        14,490
 9/30/2008               12,823                           13,668                        13,426
10/31/2008               10,701                           11,397                        11,102
11/30/2008                9,944                           10,593                        10,306
12/31/2008               10,047                           10,704                        10,449
 1/31/2009                8,963                            9,549                         9,247
 2/28/2009                7,901                            8,417                         8,012
 3/31/2009                8,477                            9,028                         8,697
 4/30/2009                9,362                            9,974                         9,629
 5/31/2009                9,913                           10,560                        10,224
 6/30/2009                9,875                           10,517                        10,149
 7/31/2009               10,666                           11,366                        10,979

----------
(1.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE
     COMPANY VALUE FUND Class A and Investor Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 37


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- The Fund outperformed its benchmark due to stronger relative performance in three sectors: financials, consumer discretionary, and materials; detractors from the Fund's performance came from holdings in health care and energy.

- In financials, our strongest performers were bank holding company, UnionBanCal, and insurer, Metlife; in consumer discretionary, our high producer was slot machine maker, International Game Technology; and in materials, the top performers were glass bottle maker, Owens Illinois, U.S. Steel, and defense company, General Dynamics. Detractors from performance included GE, oil and gas equipment company, Nabors, the managed health company, Cigna, the Fund's holdings in real estate investment trusts (REITs), and certain banks, including Bank of America and U.S. Bancorp.

- In the first half of the 12-month period, the economy descended into recession and we reduced the Fund's exposure to highly cyclical stocks. We began to see the economy bottoming in March 2009, and at that point, began to increase the Fund's exposure to companies with business prospects that we believed would improve dramatically once a recovery was underway.

TEN LARGEST EQUITY HOLDINGS(3)
(AS OF JULY 31, 2009)

Exxon Mobil Corporation            4.52%
General Electric Company           2.96%
JPMorgan Chase & Company           2.42%
ConocoPhillips                     2.15%
AT&T Incorporated                  1.91%
MetLife Incorporated               1.71%
Bristol-Myers Squibb Company       1.70%
Entergy Corporation                1.69%
Walgreen Company                   1.61%
Goldman Sachs Group Incorporated   1.60%

FROM AUGUST 2008 TO FEBRUARY 2009, THE LARGE-CAP EQUITY MARKET EXPERIENCED A BROAD-BASED DECLINE IN RESPONSE TO A SLUMPING HOUSING MARKET, RISING DEFAULT RATES IN THE SUBPRIME MORTGAGE MARKET, ESCALATING OIL AND COMMODITY PRICES, AND A GENERAL SLOWDOWN IN THE ECONOMY. BY MARCH 2009, HOWEVER, IT BECAME CLEAR TO US THAT THE BOTTOM WAS BEGINNING TO FORM AND EQUITY MARKETS WERE SHOWING SIGNS OF STABILIZATION.

We began to reposition the Fund for a recession in August 2008. We sold American Express, Citigroup, and U.S. Steel in August and September of 2008. In October, we sold Parker Hannifin, Textron, and Johnson Controls, all industrial companies that we believed would not fare well in a recession. International Paper and Vulcan Materials were basic materials companies that we sold in December. In March 2009, however, we began to see signs that the economic collapse had stopped escalating. Thus, we began purchasing companies that we had identified as being undervalued and potentially positioned to benefit from improvements in the economy. Examples included U.S. Steel,

----------
(3.) The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by the total investments of the Fund.

                 38 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

Dow Chemical, Owens Illinois, the diversified industrial company Dover, the Latin American wireless provider, NII Holdings, Intel, and Norfolk Southern.

While the Fund's absolute performance was less than what we had hoped for, the Fund outperformed its benchmark due to stronger relative performance in three sectors: financials, consumer discretionary, and materials; holdings in health care and energy detracted from the Fund's performance.

SECTOR DISTRIBUTION(4)
(AS OF JULY 31, 2009)

                                  (PIE CHART)

Consumer Discretionary       (10%)
Consumer Staples              (5%)
Energy                       (18%)
Financials                   (23%)
Health Care                  (10%)
Industrials                  (12%)
Information Technology        (7%)
Materials                     (4%)
Telecommunication Services    (5%)
Utilities                     (6%)

The Fund's holdings in the financials sector declined 26%, which was less than the 37% decline for the financials holdings in the benchmark. Most of the outperformance was due to our avoidance of or lower exposure to the weaker relative performers in the large-cap financials universe, including AIG, Citigroup, and Merrill Lynch. In addition, we owned stronger relative performers including State Street, Franklin Resources, Goldman Sachs, MetLife, and Chubb.

Within the consumer discretionary sector, our holdings in International Game Technology and McDonald's were the main drivers behind the Fund's 2.7% return; by comparison, the benchmark posted a 12.5% decline in the same sector. Holdings McGraw-Hill, Omnicom, and DirecTV also aided the Fund's relative performance.

The materials sector performed admirably for the Fund and gained 6%, compared to a decline of 29% for the benchmark. We bought Dow Chemical and Owens Illinois near the bottom of the market in March 2009, which resulted in sizable gains for the year.

Two sectors detracted from performance this year. Our health care holdings declined 15.4% compared to an 8.4% decline for the health care stocks within the benchmark. Cigna fell 32% due to asset write downs and specific guaranteed benefits made to certain variable annuity holders of older contracts. Within energy, the Fund's holdings declined 30% compared to the 23% decline for the benchmark. One detractor for the Fund in the energy sector was ConocoPhillips, which was down 44% and whose refining business saw trouble this year. Likewise, energy equipment and services companies, Nabors and BJ Services, declined 69% and 51%, respectively; the products and services of Nabors and BJ Services saw diminished demand, prompted in large part by lower energy prices.

----------
(4.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                 Wells Fargo Advantage Large Cap Stock Funds 39


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

Nearly all of the Fund's outperformance was due to our fundamental stock selection process rather than from underweighting or overweighting the different economic sectors. Our investment philosophy is that strong performance can be achieved by picking the best stocks within each economic sector. This philosophy is in contrast to those who attempt to invest in the economic sector that they think will be the best performer for a given period of time. In our opinion, attempting to pick the best-performing sectors is an inconsistent and unrewarding approach to investing.

WE BELIEVE THAT THE U.S. ECONOMY HAS BOTTOMED AND WILL SLOWLY IMPROVE THROUGHOUT THE REST OF 2009.

All recessions, including the Great Depression of the 1930s, eventually come to an end, and it seems to us that we are at the bottom of this particularly challenging recession that began at the close of 2007. We believe that the recovery will be slow by historical standards because there is still a need to deal with high unemployment, continued housing foreclosures, weak consumer spending, and troubled banks. However, we are witnessing some improving economic factors that are usually seen early in a recovery. For example, we are receiving better reports from manufacturing companies, seeing signs of higher consumer confidence, and reaping modest rewards from a slowly recovering stock market. The U.S. government has committed extensive resources to keep the banking system from falling apart. From a global perspective, we see the steady growth of China and India as positive signs. The growth of countries like China and India increases demand for steel, electronics, food, services, and other related industries that help to drive the global economy. Taking all this into account, we believe that we will see a slightly expanding American economy starting in the third quarter of 2009, with slowly accelerating growth through 2010.

                 40 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2009)

                                       Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                               -------------------------------------   -------------------------------------   -----------------
LARGE COMPANY VALUE FUND       6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
------------------------       ---------   ------   ------   -------   ---------   ------   ------   -------   --------   -------
Class A (WLCAX)                  12.15     (26.03)  (0.19)     0.65      19.00     (21.52)   1.00      1.24      1.37%     1.25%
Class C (WFLVX)                  17.55     (23.07)   0.35      0.58      18.55     (22.07)   0.35      0.58      2.12%     2.00%
Administrator Class (WWIDX)                                              19.24     (21.20)   1.39      1.60      1.19%     0.96%
Institutional Class (WLCIX)                                              19.21     (21.07)   1.14      1.36      0.92%     0.75%
Investor Class (SDVIX)                                                   19.02     (21.53)   0.99      1.29      1.49%     1.35%
Russell 1000 Value Index (1)                                             18.73     (22.94)  (0.29)     0.94

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Class A and Class C shares incepted on March 31, 2008. Prior to March 21,
     2008, the Wells Fargo Advantage Large Company Value Fund was named the Wells Fargo Advantage Dividend Income Fund. The performance figures prior to March 21, 2008 do not reflect the Fund's current investment objective and strategies. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Administrator Class shares incepted on December 31, 2001. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Institutional Class reflects the performance of the Investor Class, and includes expenses that are not applicable to and higher than those of the Institutional Class shares. Investor Class shares incepted on July 1, 1993.

(6.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(7.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 42 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE U.S. VALUE FUND

INVESTMENT OBJECTIVE

The Wells Fargo Advantage U.S. Value Fund (the Fund) seeks total return with an emphasis on long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Bryant VanCronkhite, CFA, CPA

FUND INCEPTION

December 29, 1995

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN (%) (AS OF JULY 31, 2009)

U.S. VALUE FUND               1 YEAR
---------------               -------
Investor Class                (17.53)%
Russell 1000 Value Index(1)   (22.94)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.32% AND 1.51%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF JULY 31, 2009)

                              (PERFORMANCE GRAPH)

                  WELLS FARGO            WELLS FARGO
             ADVANTAGE U.S. VALUE    ADVANTAGE U.S. VALUE   RUSSELL 1000
                FUND - CLASS A      FUND - INVESTOR CLASS    VALUE INDEX
             --------------------   ---------------------   ------------
 7/31/1999            9,427                  10,000              10,000
 8/31/1999            9,123                   9,681               9,629
 9/30/1999            9,001                   9,555               9,292
10/31/1999            9,671                  10,268               9,827
11/30/1999            9,766                  10,373               9,750
12/31/1999           10,365                  11,012               9,797
 1/31/2000            9,901                  10,522               9,478
 2/29/2000            9,726                  10,339               8,774
 3/31/2000           10,586                  11,257               9,844
 4/30/2000           10,276                  10,931               9,730
 5/31/2000           10,134                  10,783               9,832
 6/30/2000           10,159                  10,812               9,383
 7/31/2000           10,055                  10,705               9,500
 8/31/2000           10,614                  11,303              10,029
 9/30/2000           10,378                  11,056              10,121
10/31/2000           10,380                  11,061              10,369
11/30/2000            9,811                  10,457               9,984
12/31/2000           10,149                  10,821              10,485
 1/31/2001           10,168                  10,842              10,525
 2/28/2001            9,568                  10,207              10,232
 3/31/2001            9,191                   9,807               9,871
 4/30/2001            9,766                  10,420              10,355
 5/31/2001            9,889                  10,556              10,587
 6/30/2001            9,525                  10,185              10,353
 7/31/2001            9,397                  10,053              10,331
 8/31/2001            8,925                   9,555               9,917
 9/30/2001            8,360                   8,950               9,219
10/31/2001            8,281                   8,877               9,140
11/30/2001            8,763                   9,397               9,671
12/31/2001            8,914                   9,553               9,899
 1/31/2002            8,859                   9,483               9,822
 2/28/2002            8,789                   9,403               9,838
 3/31/2002            9,261                   9,904              10,304
 4/30/2002            8,834                   9,443               9,950
 5/31/2002            8,829                   9,431              10,000
 6/30/2002            8,396                   8,964               9,426
 7/31/2002            7,655                   8,174               8,550
 8/31/2002            7,709                   8,226               8,614
 9/30/2002            6,890                   7,343               7,656
10/31/2002            7,424                   7,908               8,224
11/30/2002            7,859                   8,376               8,742
12/31/2002            7,457                   7,943               8,362
 1/31/2003            7,222                   7,694               8,160
 2/28/2003            7,004                   7,457               7,942
 3/31/2003            7,030                   7,478               7,955
 4/30/2003            7,676                   8,167               8,656
 5/31/2003            8,157                   8,677               9,214
 6/30/2003            8,325                   8,856               9,329
 7/31/2003            8,501                   9,036               9,468
 8/31/2003            8,698                   9,245               9,616
 9/30/2003            8,614                   9,156               9,522
10/31/2003            9,004                   9,574              10,105
11/30/2003            9,158                   9,731              10,242
12/31/2003            9,730                  10,344              10,873
 1/31/2004            9,890                  10,518              11,064
 2/29/2004           10,105                  10,745              11,302
 3/31/2004            9,994                  10,630              11,203
 4/30/2004            9,900                  10,531              10,929
 5/31/2004            9,922                  10,554              11,040
 6/30/2004           10,170                  10,816              11,301
 7/31/2004            9,966                  10,600              11,142
 8/31/2004           10,120                  10,764              11,300
 9/30/2004           10,256                  10,906              11,476
10/31/2004           10,356                  11,017              11,666
11/30/2004           10,778                  11,463              12,256
12/31/2004           11,100                  11,803              12,667
 1/31/2005           10,932                  11,632              12,442
 2/28/2005           11,267                  11,986              12,854
 3/31/2005           11,046                  11,745              12,678
 4/30/2005           10,791                  11,476              12,451
 5/31/2005           11,053                  11,753              12,750
 6/30/2005           11,010                  11,708              12,890
 7/31/2005           11,364                  12,088              13,263
 8/31/2005           11,273                  11,978              13,205
 9/30/2005           11,337                  12,049              13,390
10/31/2005           10,994                  11,682              13,050
11/30/2005           11,282                  11,985              13,477
12/31/2005           11,301                  12,010              13,559
 1/31/2006           11,622                  12,347              14,085
 2/28/2006           11,608                  12,333              14,171
 3/31/2006           11,741                  12,472              14,363
 4/30/2006           11,986                  12,729              14,728
 5/31/2006           11,853                  12,590              14,356
 6/30/2006           11,819                  12,560              14,448
 7/31/2006           11,988                  12,737              14,799
 8/31/2006           12,346                  13,113              15,047
 9/30/2006           12,605                  13,384              15,347
10/31/2006           12,957                  13,761              15,849
11/30/2006           13,217                  14,034              16,211
12/31/2006           13,444                  14,277              16,575
 1/31/2007           13,494                  14,330              16,787
 2/28/2007           13,117                  13,926              16,525
 3/31/2007           13,291                  14,106              16,781
 4/30/2007           13,793                  14,641              17,402
 5/31/2007           14,186                  15,061              18,030
 6/30/2007           14,152                  15,023              17,608
 7/31/2007           13,670                  14,510              16,795
 8/31/2007           13,845                  14,694              16,983
 9/30/2007           14,203                  15,075              17,565
10/31/2007           13,837                  14,683              17,567
11/30/2007           13,089                  13,890              16,708
12/31/2007           12,823                  13,609              16,546
 1/31/2008           12,242                  12,992              15,883
 2/29/2008           11,833                  12,554              15,217
 3/31/2008           11,733                  12,448              15,103
 4/30/2008           12,201                  12,947              15,839
 5/31/2008           12,239                  12,987              15,813
 6/30/2008           11,137                  11,813              14,300
 7/31/2008           11,195                  11,873              14,248
 8/31/2008           11,444                  12,144              14,490
 9/30/2008           10,910                  11,572              13,426
10/31/2008            9,090                   9,640              11,102
11/30/2008            8,512                   9,036              10,306
12/31/2008            8,533                   9,046              10,449
 1/31/2009            7,689                   8,155               9,247
 2/28/2009            6,875                   7,284               8,012
 3/31/2009            7,439                   7,884               8,697
 4/30/2009            8,200                   8,688               9,629
 5/31/2009            8,551                   9,065              10,224
 6/30/2009            8,543                   9,056              10,149
 7/31/2009            9,238                   9,792              10,979

----------
(1.) Russell 1000 Value Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

(2.) The chart compares the performance of the Wells Fargo Advantage U.S. Value
     Fund Class A and Investor Class shares for the most recent ten years with the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

                 Wells Fargo Advantage Large Cap Stock Funds 43


Performance Highlights (Unaudited)

                               WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Our focus on balance sheet strength led to a significant overweight in technology companies and a significant underweight in financial services, which, combined with solid stock selection, helped the Fund outperform its benchmark for the 12-month period.

- In an environment marked by high volatility, we found opportunities to invest in high-quality companies at undervalued prices.

- We believe that our disciplined investment and risk management processes have helped the Fund's performance through the worst of market declines and continues to be a prudent approach in our current market environment.

SOLID SECTOR ALLOCATION AND STRONG STOCK SELECTION CONTRIBUTED TO THE FUND'S ABILITY TO OUTPERFORM.

While we were not happy with the Fund's overall decline, it outperformed the benchmark for the 12-month period. The Fund's outperformance was largely the result of a significant overweight position in information technology stocks and a significant underweighting in financial services stocks, combined with good individual stock selection. Our investments in technology stocks, particularly in the semiconductor-related industry, performed well during the period. The technology sector was one of the best-performing in the market, and our individual stocks also performed better than the sector overall. We were attracted to the strong, free cash flows and the balance sheet strength of technology firms. Some examples of our investments in the sector included Texas Instruments and Intel, both of which reported steady earnings throughout the year and performed better than expected. Network storage company, NetApp, was a particularly well-timed purchase that ended up being a strong contributor to the Fund's performance.

We also had an overweight position in the traditionally defensive sector of consumer staples, which was the market's best-performing sector during the 12-month period. Some of our larger holdings in that sector included Coca-Cola, Walgreen Company, and Kraft Foods. These stable, financially-sound companies performed relatively well throughout this recessionary period and helped contribute to the Fund's outperformance.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2009)

                                  (PIE CHART)

Consumer Discretionary       (8%)
Consumer Staples            (13%)
Energy                      (18%)
Financials                  (15%)
Health Care                 (11%)
Industrials                 (13%)
Information Technology      (14%)
Materials                    (2%)
Telecommunication Services   (3%)
Utilities                    (3%)

----------
(3.) Sector distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

                 44 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)

Good stock selection also helped in areas where we did not have a favorable sector weighting. For example, the Fund was overweight the industrials sector during the year, which was the second worst-performing sector in the market, given its sensitivity to the macroeconomic climate. However, our industrial stocks performed much better than the industrials stocks within the benchmark and helped to mitigate some of the relative losses in that area. In particular, Rockwell Automation was a top performer in the group. Rockwell makes systems and equipment to maintain and optimize manufacturing facilities. The company's sales declined as customers cut purchases due to the recession; however, we believe that Rockwell's technology and respected brand will position the company nicely in a recovery.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2009)
------------------------------
Exxon Mobil Corporation          4.33%
Chevron Corporation              2.62%
US Bancorp                       2.32%
General Electric Company         2.29%
Johnson & Johnson                2.29%
JPMorgan Chase & Company         2.25%
Intel Corporation                2.18%
The Coca-Cola Company            2.17%
Procter & Gamble Company         2.17%
Rockwell Automation plc          2.03%

WE MAINTAINED OUR FINANCIAL SECTOR UNDERWEIGHT THROUGHOUT THE 12-MONTH PERIOD AND, CONSEQUENTLY, WE BENEFITED FROM WHAT WE DID NOT OWN.

The financials sector's struggles were well-publicized, with severe capital markets stress and credit woes resulting in substantial losses, plummeting stock prices, high-profile failures, and unprecedented governmental intervention. Financial services was not only the worst-performing sector in the Russell 1000 Value Index during the year, but it was also the largest, with a weighting in the index that was a little over 23%. While our weighting was only roughly half the benchmark's during the year, we were not completely immune to the struggles of the sector. The stock prices of our financials companies, which we believe to be among the best in the industry, were also hit hard. The drop in prices of financials stocks provided us with select opportunities to invest more capital. For example, we think U.S. Bancorp, our top financials holding, will be a long-term beneficiary of the current crisis, but in early 2009, the company's stock fell along with the industry as the banking panic climaxed; we took advantage of the weakness to buy more shares at what we believed to be very attractive prices. We have selectively increased our weighting in this sector as we have identified other companies that we believe are undervalued.

WE BELIEVE THAT OUR DISCIPLINED INVESTMENT AND RISK MANAGEMENT PROCESSES ARE WELL-SUITED TO TAKE ADVANTAGE OF THE OPPORTUNITIES THE MARKET MAY PROVIDE.

As we enter the second half of 2009, the Fund remains overweight to consumer staples and technology stocks because we believe that the market still does not fully recognize the fundamental strengths of consumer staples and technology

----------
(4.) The ten largest portfolio holdings are subject to change and are calculated based on the value of the securities divided by the total investments of the Fund.

                 Wells Fargo Advantage Large Cap Stock Funds 45


Performance Highlights (Unaudited)

                               WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)

companies. We continue to underweight stocks in the financials sector, but we have increased our exposure to the sector and will continue to add to it if we find attractive opportunities. Another opportunistic area for us during this 12-month period was energy stocks. After a prolonged period of appreciation in energy stocks that made it difficult to find investment opportunities that met our value criteria and provided favorable reward-to-risk ratios, we were able to increase our weighting in energy holdings as stock prices mirrored the collapse in the price of oil during the second half of 2008.

We will continue to seek companies with solid assets, manageable debt, and credible management teams. We will work to buy the stocks of these companies at attractive prices, often when they are temporarily out-of-favor with the market. We believe that our disciplined investment and risk management processes are well-suited for the current market environment.

                 46 Wells Fargo Advantage Large Cap Stock Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(5) (%) (AS OF JULY 31, 2009)

                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                              -------------------------------------   -------------------------------------   -----------------
U.S. VALUE FUND               6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross(6)   Net(7)
---------------               ---------   ------   ------   -------   ---------   ------   ------   -------   --------   ------
Class A (WFUAX)                 13.29     (22.21)  (2.66)    (0.79)     20.14     (17.48)  (1.50)    (0.20)     1.39%     1.25%
Class B (WFUBX)**               14.69     (23.09)  (2.70)    (0.69)     19.69     (18.09)  (2.26)    (0.69)     2.14%     2.00%
Class C (WFUCX)                 18.75     (19.15)  (2.26)    (0.92)     19.75     (18.15)  (2.26)    (0.92)     2.14%     2.00%
Administrator Class (SEQKX)                                             20.34     (17.18)  (1.20)     0.16      1.21%     0.96%
Investor Class (SEQIX)                                                  20.08     (17.53)  (1.57)    (0.21)     1.51%     1.32%
Russell 1000 Value Index(1)                                             18.73     (22.94)  (0.29)     0.94

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Performance shown prior to the inception of Class A, Class B and Class C shares on November 30, 2000, reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares on December 31, 2001, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Investor Class shares incepted on December 29, 1995. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(6.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(7.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

                 Wells Fargo Advantage Large Cap Stock Funds 47


Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Beginning         Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                     02-01-2009      07-31-2009     Period(1)    Expense Ratio
-----------------------------------------                   -------------   -------------   -----------   -------------
CLASS A
   Actual                                                     $1,000.00       $1,223.40        $ 6.89         1.25%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.60        $ 6.26         1.25%
CLASS C
   Actual                                                     $1,000.00       $1,218.60        $11.00         2.00%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,014.88        $ 9.99         2.00%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $1,225.60        $ 5.19         0.94%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,020.13        $ 4.71         0.94%
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $1,225.80        $ 4.14         0.75%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,021.08        $ 3.76         0.75%
INVESTOR CLASS
   Actual                                                     $1,000.00       $1,223.00        $ 7.50         1.36%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.05        $ 6.80         1.36%

                 48 Wells Fargo Advantage Large Cap Stock Funds


                                                       Fund Expenses (Unaudited)

                                                              Beginning         Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                    02-01-2009      07-31-2009     Period(1)    Expense Ratio
------------------------------------------                  -------------   -------------   -----------   -------------
CLASS A
   Actual                                                     $1,000.00       $1,202.30        $ 6.83         1.25%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.60        $ 6.26         1.25%
CLASS B
   Actual                                                     $1,000.00       $1,196.80        $10.89         2.00%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,014.88        $ 9.99         2.00%
CLASS C
   Actual                                                     $1,000.00       $1,198.90        $10.90         2.00%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,014.88        $ 9.99         2.00%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $1,205.30        $ 5.47         1.00%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,019.84        $ 5.01         1.00%
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $1,205.50        $ 4.37         0.80%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,020.83        $ 4.01         0.80%
WELLS FARGO ADVANTAGE GROWTH FUND
CLASS A
   Actual                                                     $1,000.00       $1,266.00        $ 7.30         1.30%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.35        $ 6.51         1.30%
CLASS C
   Actual                                                     $1,000.00       $1,261.10        $11.49         2.05%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,014.63        $10.24         2.05%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $1,268.30        $ 5.40         0.96%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,020.03        $ 4.81         0.96%
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $1,268.90        $ 4.50         0.80%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,020.83        $ 4.01         0.80%
INVESTOR CLASS
   Actual                                                     $1,000.00       $1,265.10        $ 7.92         1.41%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,017.80        $ 7.05         1.41%
WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
INVESTOR CLASS
   Actual                                                     $1,000.00       $1,219.60        $ 6.55         1.19%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.89        $ 5.96         1.19%
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
CLASS A
   Actual                                                     $1,000.00       $1,317.40        $ 6.55         1.14%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,019.14        $ 5.71         1.14%
CLASS B
   Actual                                                     $1,000.00       $1,313.10        $10.84         1.89%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,015.42        $ 9.44         1.89%
CLASS C
   Actual                                                     $1,000.00       $1,313.10        $10.84         1.89%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,015.42        $ 9.44         1.89%

                 49 Wells Fargo Advantage Large Cap Stock Funds


Fund Expenses (Unaudited)

                                                              Beginning         Ending        Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (continued)     02-01-2009      07-31-2009     Period(1)    Expense Ratio
---------------------------------------------------------   -------------   -------------   -----------   -------------
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $1,318.30        $ 5.46         0.95%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,020.08        $ 4.76         0.95%
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $1,321.00        $ 3.80         0.66%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,021.52        $ 3.31         0.66%
INVESTOR CLASS
   Actual                                                     $1,000.00       $1,316.40        $ 7.41         1.29%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.40        $ 6.46         1.29%
WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND
CLASS A
   Actual                                                     $1,000.00       $1,190.00        $ 6.79         1.25%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.60        $ 6.26         1.25%
CLASS C
   Actual                                                     $1,000.00       $1,185.50        $10.81         2.00%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,014.84        $ 9.96         2.00%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $1,192.40        $ 5.22         0.96%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,020.03        $ 4.81         0.96%
INSTITUTIONAL CLASS
   Actual                                                     $1,000.00       $1,192.10        $ 4.08         0.75%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,021.08        $ 3.76         0.75%
INVESTOR CLASS
   Actual                                                     $1,000.00       $1,190.20        $ 7.39         1.36%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.05        $ 6.80         1.36%
WELLS FARGO ADVANTAGE U.S. VALUE FUND
CLASS A
   Actual                                                     $1,000.00       $1,201.40        $ 6.82         1.25%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.60        $ 6.26         1.25%
CLASS B
   Actual                                                     $1,000.00       $1,196.90        $10.89         2.00%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,014.88        $ 9.99         2.00%
CLASS C
   Actual                                                     $1,000.00       $1,197.50        $10.90         2.00%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,014.88        $ 9.99         2.00%
ADMINISTRATOR CLASS
   Actual                                                     $1,000.00       $1,203.40        $ 5.24         0.96%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,020.03        $ 4.81         0.96%
INVESTOR CLASS
   Actual                                                     $1,000.00       $1,200.80        $ 7.20         1.32%
   Hypothetical (5% Return before expenses)                   $1,000.00       $1,018.25        $ 6.61         1.32%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                 50 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio Of Investments--July 31, 2009

CAPITAL GROWTH FUND

  SHARES      SECURITY NAME                                                                                     VALUE
-----------   -------------                                                                                --------------
COMMON STOCKS: 99.57%
AEROSPACE, DEFENSE: 0.96%
    242,233   UNITED TECHNOLOGIES CORPORATION                                                              $   13,194,430
                                                                                                           --------------
AUTO & TRUCKS: 2.49%
  4,277,650   FORD MOTOR COMPANY+<<                                                                            34,221,200
                                                                                                           --------------
AUTO PARTS & EQUIPMENT: 0.86%
    458,300   JOHNSON CONTROLS INCORPORATED<<                                                                  11,860,804
                                                                                                           --------------
BIOPHARMACEUTICALS: 5.92%
    339,430   CELGENE CORPORATION+                                                                             19,333,933
    646,692   GILEAD SCIENCES INCORPORATED+                                                                    31,642,640
    568,760   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                       30,337,658
                                                                                                               81,314,231
                                                                                                           --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.08%
    659,430   LOWE'S COMPANIES INCORPORATED                                                                    14,810,798
                                                                                                           --------------
BUSINESS SERVICES: 7.79%
  1,049,050   ACTIVISION BLIZZARD INCORPORATED+<<                                                              12,011,623
     89,850   MASTERCARD INCORPORATED CLASS A<<                                                                17,433,596
  2,339,750   MICROSOFT CORPORATION                                                                            55,030,920
  1,017,600   ORACLE CORPORATION                                                                               22,519,488
                                                                                                              106,995,627
                                                                                                           --------------
COAL MINING: 1.20%
    496,050   PEABODY ENERGY CORPORATION                                                                       16,424,216
                                                                                                           --------------
COMMUNICATIONS: 8.57%
    803,774   AMERICAN TOWER CORPORATION CLASS A+<<                                                            27,400,656
    933,134   DIRECTV GROUP INCORPORATED+<<                                                                    24,168,171
    262,022   EQUINIX INCORPORATED+<<                                                                          21,415,058
    967,020   QUALCOMM INCORPORATED                                                                            44,685,994
                                                                                                              117,669,879
                                                                                                           --------------
COMMUNICATIONS EQUIPMENT: 1.31%
    687,450   JUNIPER NETWORKS INCORPORATED+<<                                                                 17,963,069
                                                                                                           --------------
COSMETICS, PERSONAL CARE: 1.62%
    687,750   AVON PRODUCTS INCORPORATED<<                                                                     22,269,345
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 3.27%
  1,910,200   BANK OF AMERICA CORPORATION                                                                      28,251,858
    430,300   JPMORGAN CHASE & COMPANY<<                                                                       16,631,095
                                                                                                               44,882,953
                                                                                                           --------------
E-COMMERCE/SERVICES: 2.00%
    319,850   AMAZON.COM INCORPORATED+<<                                                                       27,430,336
                                                                                                           --------------
EATING & DRINKING PLACES: 1.56%
    603,927   YUM! BRANDS INCORPORATED<<                                                                       21,415,251
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.13%
    382,500   AMPHENOL CORPORATION CLASS A                                                                     12,756,375
    778,120   BROADCOM CORPORATION CLASS A+<<                                                                  21,966,328
  1,868,850   CISCO SYSTEMS INCORPORATED+                                                                      41,133,389
     91,200   FIRST SOLAR INCORPORATED+<<                                                                      14,080,368

                 Wells Fargo Advantage Large Cap Stock Funds 51


Portfolio Of Investments--July 31, 2009

CAPITAL GROWTH FUND

  SHARES      SECURITY NAME                                                                                     VALUE
-----------   -------------                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
  2,656,450   MICRON TECHNOLOGY INCORPORATED+<<                                                            $   16,974,716
  2,247,758   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                           23,534,030
  1,020,050   TEXAS INSTRUMENTS INCORPORATED                                                                   24,532,203
  1,172,900   TYCO ELECTRONICS LIMITED<<                                                                       25,182,163
                                                                                                              180,159,572
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.90%
    493,500   FLUOR CORPORATION                                                                                26,056,800
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 1.56%
  1,137,300   COCA-COLA ENTERPRISES INCORPORATED                                                               21,369,867
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 1.50%
    567,400   TJX COMPANIES INCORPORATED                                                                       20,556,902
                                                                                                           --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.51%
    301,700   FOSTER WHEELER AG+                                                                                6,969,270
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 12.17%
    327,245   APPLE INCORPORATED+                                                                              53,468,561
  1,010,392   HEWLETT-PACKARD COMPANY                                                                          43,749,974
    675,900   INGERSOLL-RAND PLC                                                                               19,519,992
  1,224,350   INTEL CORPORATION                                                                                23,568,738
    226,593   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                      26,722,112
                                                                                                              167,029,377
                                                                                                           --------------
INFORMATION & BUSINESS SERVICES: 2.50%
     77,544   GOOGLE INCORPORATED CLASS A+                                                                     34,355,869
                                                                                                           --------------
INSURANCE CARRIERS: 1.14%
    556,150   UNITEDHEALTH GROUP INCORPORATED                                                                  15,605,569
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.49%
    389,600   COVIDIEN LIMITED                                                                                 14,730,776
    433,350   ROCKWELL AUTOMATION PLC                                                                          17,945,024
    336,870   THERMO FISHER SCIENTIFIC INCORPORATED+                                                           15,253,474
                                                                                                               47,929,274
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.14%
    415,450   ST. JUDE MEDICAL INCORPORATED+                                                                   15,666,620
                                                                                                           --------------
MEDICAL PRODUCTS: 0.70%
    169,800   BAXTER INTERNATIONAL INCORPORATED                                                                 9,571,626
                                                                                                           --------------
METAL MINING: 1.95%
    445,012   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                            26,834,224
                                                                                                           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.73%
    784,750   TYCO INTERNATIONAL LIMITED                                                                       23,715,145
                                                                                                           --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.63%
    789,850   AMERICAN EXPRESS COMPANY                                                                         22,376,451
                                                                                                           --------------
OIL & GAS EXTRACTION: 5.38%
    572,600   NOBLE CORPORATION                                                                                19,388,236
    339,000   NOBLE ENERGY INCORPORATED                                                                        20,719,680
    217,243   TRANSOCEAN LIMITED+                                                                              17,312,095
    874,000   WEATHERFORD INTERNATIONAL LIMITED+                                                               16,396,240
                                                                                                               73,816,251
                                                                                                           --------------

                 52 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio Of Investments--July 31, 2009

CAPITAL GROWTH FUND

  SHARES      SECURITY NAME                                                                                     VALUE
-----------   -------------                                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.43%
    603,750   SUNCOR ENERGY INCORPORATED<<                                                                 $   19,609,800
                                                                                                           --------------
PRIMARY METAL INDUSTRIES: 3.27%
    695,150   NUCOR CORPORATION                                                                                30,913,321
    855,320   STEEL DYNAMICS INCORPORATED                                                                      13,993,035
                                                                                                               44,906,356
                                                                                                           --------------
RETAIL-DRUG STORES: 2.62%
  1,075,991   CVS CAREMARK CORPORATION                                                                         36,024,179
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.30%
    609,450   INVESCO LIMITED                                                                                  12,036,630
    686,326   MORGAN STANLEY                                                                                   19,560,291
                                                                                                               31,596,921
                                                                                                           --------------
TRAVEL & RECREATION: 0.89%
    587,450   EXPEDIA INCORPORATED+<<                                                                          12,166,090
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $1,307,326,171)                                                                   1,366,768,302
                                                                                                           --------------
COLLATERAL FOR SECURITIES LENDING: 10.74%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.13%
  7,303,031   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                  7,303,031
  7,303,031   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                      7,303,031
  7,303,031   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                        7,303,031
  7,303,031   DWS MONEY MARKET SERIES INSTITUTIONAL                                                             7,303,031
                                                                                                               29,212,124
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
-----------                                                                        --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.61%
$ 3,324,957   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.37%    08/07/2009        3,325,012
  3,087,460   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.52     08/06/2009        3,087,237
    356,245   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.53     08/04/2009          356,230
  1,187,485   ANTALIS US FUNDING CORPORATION++(p)                                    0.30     08/20/2009        1,187,297
  1,187,485   ANTALIS US FUNDING CORPORATION++(p)                                    0.31     08/07/2009        1,187,423
    178,123   ARABELLA FINANCE LLC++(p)                                              0.75     08/07/2009          178,100
  2,374,969   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.27     08/10/2009        2,374,809
  3,074,457   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY US TREASURY SECURITIES (MATURITY VALUE $3,074,518)               0.24     08/03/2009        3,074,457
  1,603,104   BANK OF IRELAND                                                        0.30     08/04/2009        1,603,104
  1,068,736   BANK OF IRELAND                                                        0.60     08/07/2009        1,068,736
  2,315,595   BANK OF MONTREAL (CHICAGO)                                             0.28     08/10/2009        2,315,595
    933,779   BARTON CAPITAL CORPORATION++(p)                                        0.26     08/05/2009          933,752
  1,128,645   BRYANT BANK FUNDING LLC++(p)                                           0.27     08/17/2009        1,128,509
  2,968,712   CAFCO LLC++(p)                                                         0.24     08/03/2009        2,968,672
    237,497   CALCASIEU PARISH LA+/-ss                                               0.65     12/01/2027          237,497
    326,558   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.55     06/01/2028          326,558
    890,614   CALYON (NEW YORK)                                                      0.70     08/03/2009          890,633
  2,671,841   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.29     08/06/2009        2,671,733
    296,871   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35     08/03/2009          296,865
  1,503,918   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     02/25/2008           24,815
  1,157,864   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     05/19/2008           19,105
    157,193   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.80     10/01/2038          157,193
    890,614   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.55     08/14/2009          890,437
    474,994   COOK COUNTY IL+/-ss                                                    0.70     11/01/2030          474,994

                 Wells Fargo Advantage Large Cap Stock Funds 53


Portfolio of Investments--July 31, 2009

CAPITAL GROWTH FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,781,227   CRC FUNDING LLC++(p)                                                   0.26%    08/11/2009   $    1,781,098
  1,543,730   CREDIT AGRICOLE SA                                                     0.20     08/03/2009        1,543,730
  3,681,203   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $3,681,283)                                         0.26     08/03/2009        3,681,203
  1,662,479   DANSKE BANK A/S COPENHAGEN                                             0.20     08/03/2009        1,662,479
  2,374,969   DEN NORSKE BANK ASA++                                                  0.26     08/12/2009        2,374,781
  1,068,736   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.15     12/15/2037        1,068,736
    712,491   DEXIA DELAWARE LLC                                                     0.25     08/05/2009          712,471
    890,614   DEXIA DELAWARE LLC                                                     0.25     08/06/2009          890,583
    456,469   E.ON AG++                                                              0.26     08/17/2009          456,416
  1,484,356   ENTERPRISE FUNDING LLC++(p)                                            0.26     08/10/2009        1,484,259
  2,196,847   ERASMUS CAPITAL CORPORATION++(p)                                       0.32     08/05/2009        2,196,769
  1,188,257   FAIRWAY FINANCE CORPORATION++(p)                                       0.26     08/07/2009        1,188,205
  2,374,969   FORTIS BANK NV SA                                                      0.25     08/03/2009        2,374,969
  1,454,669   GDF SUEZ++                                                             0.26     08/04/2009        1,454,637
    445,307   GDF SUEZ++                                                             0.26     08/14/2009          445,265
  1,068,736   GDF SUEZ++                                                             0.26     08/26/2009        1,068,543
  2,374,969   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27     08/07/2009        2,374,863
  1,334,377   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,334,400)           0.21     08/03/2009        1,334,377
  1,187,485   GOTHAM FUNDING CORPORATION++(p)                                        0.27     08/04/2009        1,187,458
    890,614   GOTHAM FUNDING CORPORATION++(p)                                        0.28     08/07/2009          890,572
  5,363,422   GRYPHON FUNDING LIMITED(a)(i)                                          0.00     08/23/2009        1,652,470
     97,967   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  1.00     11/01/2042           97,967
    890,614   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40     05/15/2034          890,614
    296,871   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.40     07/01/2029          296,871
    118,748   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.47     01/01/2018          118,748
    890,614   IRISH LIFE & PERMANENT PLC++                                           0.56     08/03/2009          890,586
    296,871   IRISH LIFE & PERMANENT PLC++                                           0.60     08/04/2009          296,856
    415,620   IRISH LIFE & PERMANENT PLC++                                           0.60     08/05/2009          415,592
  4,868,687   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,868,772)           0.21     08/03/2009        4,868,687
    178,123   KANSAS CITY MO SPECIAL OBLIGATIONss+/-                                 0.47     04/15/2025          178,123
    712,491   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                              0.55     08/03/2009          712,469
  1,781,227   LIBERTY STREET FUNDING CORPORATION++(p)                                0.25     08/24/2009        1,780,943
    118,748   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.32     08/05/2009          118,744
  1,974,193   MASSACHUSETTS HEFA+/-ss                                                0.32     10/01/2034        1,974,193
  2,968,712   MATCHPOINT MASTER TRUST++(p)                                           0.25     08/27/2009        2,968,176
    255,309   MISSISSIPPI STATE GO+/-ss                                              1.00     11/01/2028          255,309
    645,517   MONT BLANC CAPITAL CORPORATION++(p)                                    0.27     08/12/2009          645,463
  1,959,350   MONT BLANC CAPITAL CORPORATION++(p)                                    0.28     08/26/2009        1,958,969
    225,622   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.35     02/01/2036          225,622
    890,614   NATEXIS BANQUES POPULAIRES                                             0.24     08/04/2009          890,596
    474,994   NATEXIS BANQUES POPULAIRES                                             0.24     08/05/2009          474,981
    118,748   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.00     01/01/2018          118,748
    377,620   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.39     01/01/2034          377,620
    118,748   REGENCY MARKETS #1 LLC++(p)                                            0.25     08/07/2009          118,744
  2,171,553   REGENCY MARKETS #1 LLC++(p)                                            0.27     08/17/2009        2,171,293
  2,671,841   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.55     08/13/2009        2,671,351
    771,865   ROMULUS FUNDING CORPORATION++(p)                                       0.57     08/03/2009          771,841
  1,306,233   ROMULUS FUNDING CORPORATION++(p)                                       0.70     08/25/2009        1,305,624
  2,464,031   ROYAL BANK OF SCOTLAND CT                                              0.29     08/07/2009        2,464,031
  1,484,356   SALISBURY RECEIVABLES COMPANY++(p)                                     0.27     08/14/2009        1,484,211
  1,187,485   SCALDIS CAPITAL LIMITED++(p)                                           0.33     08/27/2009        1,187,202
  1,484,356   SCALDIS CAPITAL LIMITED++(p)                                           0.43     08/06/2009        1,484,267
    891,385   STRAIGHT A FUNDING LLC++(p)                                            0.25     08/20/2009          891,268

                 54 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

CAPITAL GROWTH FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,484,356   STRAIGHT A FUNDING LLC++(p)                                            0.27%    08/03/2009   $    1,484,334
  1,246,859   SURREY FUNDING CORPORATION++(p)                                        0.27     08/25/2009        1,246,634
    296,277   SURREY FUNDING CORPORATION++(p)                                        0.27     08/28/2009          296,217
    356,245   SURREY FUNDING CORPORATION++(p)                                        0.32     08/03/2009          356,239
  2,968,712   TASMAN FUNDING INCORPORATED++(p)                                       0.80     08/05/2009        2,968,448
  1,781,227   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.25     08/27/2009        1,780,905
    949,988   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.27     08/10/2009          949,924
  1,068,736   TULIP FUNDING CORPORATION++(p)                                         0.29     08/06/2009        1,068,693
    534,368   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40     07/01/2032          534,368
  2,315,595   UNICREDITO ITALIANO (NY)                                               0.44     08/03/2009        2,315,595
    178,123   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43     12/15/2040          178,123
    237,497   VERSAILLES CP LLC++(p)                                                 0.50     08/04/2009          237,487
    593,742   VERSAILLES CP LLC++(p)                                                 0.50     08/05/2009          593,709
  1,942,435   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.26     07/28/2008          874,096
  1,127,975   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.29     08/07/2008          507,589
  1,379,403   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.48     04/03/2008          620,731
  2,238,761   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.49     02/15/2008        1,007,442
  2,493,718   WINDMILL FUNDING CORPORATION++(p)                                      0.26     08/11/2009        2,493,540
    949,988   YORKTOWN CAPITAL LLC++(p)                                              0.26     08/06/2009          949,953
                                                                                                              118,172,383
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $151,591,031)                                                   147,384,507
                                                                                                           --------------

  SHARES                                                                            YIELD
-----------                                                                        --------
SHORT-TERM INVESTMENTS: 1.22%
 16,693,389   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.29%                     16,693,389
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $16,693,389)                                                                16,693,389
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,475,610,591)*                        111.53%                                                   $1,530,846,198
OTHER ASSETS AND LIABILITIES, NET                (11.53)                                                     (158,202,566)
                                                 ------                                                    --------------
TOTAL NET ASSETS                                 100.00%                                                   $1,372,643,632
                                                 ------                                                    --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $16,693,389.

* Cost for federal income tax purposes is $1,487,930,023 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 126,680,979
Gross unrealized depreciation                  (83,764,804)
                                             -------------
Net unrealized appreciation (depreciation)   $  42,916,175

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 55


Portfolio of Investments--July 31, 2009

ENDEAVOR SELECT FUND

  SHARES      SECURITY NAME                                                                                     VALUE
-----------   -------------                                                                                --------------
COMMON STOCKS: 95.77%
AUTO & TRUCKS: 3.02%
  4,840,850   FORD MOTOR COMPANY+<<                                                                        $   38,726,800
                                                                                                           --------------
BIOPHARMACEUTICALS: 5.63%
    778,119   GILEAD SCIENCES INCORPORATED+                                                                    38,073,363
    640,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                       34,164,270
                                                                                                               72,237,633
                                                                                                           --------------
BUSINESS SERVICES: 6.17%
  2,480,700   MICROSOFT CORPORATION<<                                                                          58,346,064
    944,000   ORACLE CORPORATION                                                                               20,890,720
                                                                                                               79,236,784
                                                                                                           --------------
COAL MINING: 1.89%
    732,200   PEABODY ENERGY CORPORATION                                                                       24,243,142
                                                                                                           --------------
COMMUNICATIONS: 8.12%
    741,147   AMERICAN TOWER CORPORATION CLASS A+<<                                                            25,265,701
  1,216,400   DIRECTV GROUP INCORPORATED+<<                                                                    31,504,760
  1,025,254   QUALCOMM INCORPORATED                                                                            47,376,987
                                                                                                              104,147,448
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 3.49%
  3,027,600   BANK OF AMERICA CORPORATION                                                                      44,778,204
                                                                                                           --------------
E-COMMERCE/SERVICES: 2.45%
    366,000   AMAZON.COM INCORPORATED+<<                                                                       31,388,160
                                                                                                           --------------
EATING & DRINKING PLACES: 2.05%
    742,527   YUM! BRANDS INCORPORATED                                                                         26,330,007
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.72%
    724,854   BROADCOM CORPORATION CLASS A+                                                                    20,462,628
  1,965,000   CISCO SYSTEMS INCORPORATED+                                                                      43,249,650
     99,800   FIRST SOLAR INCORPORATED+<<                                                                      15,408,122
  2,093,887   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                           21,922,996
  1,208,100   TEXAS INSTRUMENTS INCORPORATED                                                                   29,054,805
  1,545,000   TYCO ELECTRONICS LIMITED<<                                                                       33,171,150
                                                                                                              163,269,351
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.16%
    524,000   FLUOR CORPORATION                                                                                27,667,200
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 2.46%
    872,000   TJX COMPANIES INCORPORATED                                                                       31,592,560
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 15.61%
    355,749   APPLE INCORPORATED+                                                                              58,125,829
  1,202,152   HEWLETT-PACKARD COMPANY<<                                                                        52,053,182
    788,933   INGERSOLL-RAND PLC                                                                               22,784,385
  1,865,200   INTEL CORPORATION                                                                                35,905,100
    267,129   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                      31,502,523
                                                                                                              200,371,019
                                                                                                           --------------
INFORMATION & BUSINESS SERVICES: 3.46%
    100,082   GOOGLE INCORPORATED CLASS A+                                                                    44,341,330
                                                                                                           --------------

                 56 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

ENDEAVOR SELECT FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   -------------                                                                                --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.94%
    549,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                       $   24,858,720
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.69%
    576,100   ST. JUDE MEDICAL INCORPORATED+                                                                   21,724,731
                                                                                                           --------------
METAL MINING: 1.93%
    411,780   FREEPORT-MCMORAN COPPER & Gold Incorporated Class B<<                                            24,830,334
                                                                                                           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.50%
  1,062,600   TYCO INTERNATIONAL LIMITED                                                                       32,111,772
                                                                                                           --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.08%
    942,500   AMERICAN EXPRESS COMPANY<<                                                                       26,701,025
                                                                                                           --------------
OIL & GAS EXTRACTION: 5.34%
    416,800   NOBLE ENERGY INCORPORATED                                                                        25,474,816
    313,273   TRANSOCEAN LIMITED+                                                                              24,964,725
    967,100   WEATHERFORD INTERNATIONAL LIMITED+                                                               18,142,796
                                                                                                               68,582,337
                                                                                                           --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.88%
    742,300   SUNCOR ENERGY INCORPORATED<<                                                                     24,109,904
                                                                                                           --------------
PRIMARY METAL INDUSTRIES: 1.96%
    564,400   NUCOR CORPORATION                                                                                25,098,868
                                                                                                           --------------
RETAIL-DRUG STORES: 2.98%
  1,141,619   CVS CAREMARK CORPORATION                                                                         38,221,405
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.24%
  1,538,700   INVESCO LIMITED                                                                                  30,389,325
    843,820   MORGAN STANLEY                                                                                   24,048,870
                                                                                                               54,438,195
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $1,075,006,552)                                                                   1,229,006,929
                                                                                                           --------------
COLLATERAL FOR SECURITIES LENDING: 11.03%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.15%
  6,904,751   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                  6,904,751
  6,904,751   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                      6,904,751
  6,904,751   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                        6,904,751
  6,904,751   DWS MONEY MARKET SERIES INSTITUTIONAL                                                             6,904,751
                                                                                                               27,619,004
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
-----------                                                                        --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 8.88%
$ 3,143,627   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.37%    08/07/2009        3,143,679
  2,919,082   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.52     08/06/2009        2,918,871
    336,817   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.53     08/04/2009          336,802
  1,122,724   ANTALIS US FUNDING CORPORATION++(p)                                    0.30     08/20/2009        1,122,546
  1,122,724   ANTALIS US FUNDING CORPORATION++(p)                                    0.31     08/07/2009        1,122,666
    168,409   ARABELLA FINANCE LLC++(p)                                              0.75     08/07/2009          168,388
  2,245,448   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.27     08/10/2009        2,245,296
  2,906,788   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY US TREASURY SECURITIES (MATURITY VALUE $2,906,846)               0.24     08/03/2009        2,906,788
  1,515,677   BANK OF IRELAND                                                        0.30     08/04/2009        1,515,677

                 Wells Fargo Advantage Large Cap Stock Funds 57


Portfolio of Investments--July 31, 2009

ENDEAVOR SELECT FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,010,451   BANK OF IRELAND                                                          0.60%  08/07/2009   $    1,010,451
  2,189,311   BANK OF MONTREAL (CHICAGO)                                               0.28   08/10/2009        2,189,311
    882,854   BARTON CAPITAL CORPORATION++(p)                                          0.26   08/05/2009          882,828
  1,067,093   BRYANT BANK FUNDING LLC++(p)                                             0.27   08/17/2009        1,066,965
  2,806,809   CAFCO LLC++(p)                                                           0.24   08/03/2009        2,806,772
    224,545   CALCASIEU PARISH LA+/-ss                                                 0.65   12/01/2027          224,545
    308,749   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss              0.55   06/01/2028          308,749
    842,043   CALYON (NEW YORK)                                                        0.70   08/03/2009          842,062
  2,526,128   CANCARA ASSET SECURITIZATION LIMITED++(p)                                0.29   08/06/2009        2,526,027
    280,681   CANCARA ASSET SECURITIZATION LIMITED++(p)                                0.35   08/03/2009          280,675
  2,122,739   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00   02/25/2008           35,025
  1,634,293   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00   05/19/2008           26,966
    148,621   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                0.80   10/01/2038          148,621
    842,043   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                   0.55   08/14/2009          841,876
    449,090   COOK COUNTY IL+/-ss                                                      0.70   11/01/2030          449,090
  1,684,086   CRC FUNDING LLC++(p)                                                     0.26   08/11/2009        1,683,964
  1,459,541   CREDIT AGRICOLE SA                                                       0.20   08/03/2009        1,459,541
  3,480,444   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $3,480,519)                                           0.26   08/03/2009        3,480,444
  1,571,813   DANSKE BANK A/S COPENHAGEN                                               0.20   08/03/2009        1,571,813
  2,245,448   DEN NORSKE BANK ASA++                                                    0.26   08/12/2009        2,245,269
  1,010,451   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                             1.15   12/15/2037        1,010,451
    673,634   DEXIA DELAWARE LLC                                                       0.25   08/05/2009          673,616
    842,043   DEXIA DELAWARE LLC                                                       0.25   08/06/2009          842,014
    431,575   E.ON AG++                                                                0.26   08/17/2009          431,525
  1,403,405   ENTERPRISE FUNDING LLC++(p)                                              0.26   08/10/2009        1,403,313
  2,077,039   ERASMUS CAPITAL CORPORATION++(p)                                         0.32   08/05/2009        2,076,965
  1,123,454   FAIRWAY FINANCE CORPORATION++(p)                                         0.26   08/07/2009        1,123,405
  2,245,448   FORTIS BANK NV SA                                                        0.25   08/03/2009        2,245,448
  1,375,337   GDF SUEZ++                                                               0.26   08/04/2009        1,375,307
    421,021   GDF SUEZ++                                                               0.26   08/14/2009          420,982
  1,010,451   GDF SUEZ++                                                               0.26   08/26/2009        1,010,269
  2,245,448   GEMINI SECURITIZATION INCORPORATED++(p)                                  0.27   08/07/2009        2,245,346
  1,261,605   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,261,627)             0.21   08/03/2009        1,261,605
  1,122,724   GOTHAM FUNDING CORPORATION++(p)                                          0.27   08/04/2009        1,122,698
    842,043   GOTHAM FUNDING CORPORATION++(p)                                          0.28   08/07/2009          842,004
  7,570,322   GRYPHON FUNDING LIMITED(a)(i)                                            0.00   08/23/2009        2,332,416
     92,625   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    1.00   11/01/2042           92,625
    842,043   HOUSTON TX UTILITY SYSTEM+/-ss                                           0.40   05/15/2034          842,043
    280,681   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                  0.40   07/01/2029          280,681
    112,272   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       0.47   01/01/2018          112,272
    842,043   IRISH LIFE & PERMANENT PLC++                                             0.56   08/03/2009          842,017
    280,681   IRISH LIFE & PERMANENT PLC++                                             0.60   08/04/2009          280,667
    392,953   IRISH LIFE & PERMANENT PLC++                                             0.60   08/05/2009          392,927
  4,603,167   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,603,248)             0.21   08/03/2009        4,603,167
    168,409   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                   0.47   04/15/2025          168,409
    673,634   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                                0.55   08/03/2009          673,614
  1,684,086   LIBERTY STREET FUNDING CORPORATION++(p)                                  0.25   08/24/2009        1,683,817
    112,272   MANHATTAN ASSET FUNDING COMPANY++(p)                                     0.32   08/05/2009          112,268
  1,866,528   MASSACHUSETTS HEFA+/-ss                                                  0.32   10/01/2034        1,866,528
  2,806,809   MATCHPOINT MASTER TRUST++(p)                                             0.25   08/27/2009        2,806,303
    241,386   MISSISSIPPI STATE GO+/-ss                                                1.00   11/01/2028          241,386
    610,313   MONT BLANC CAPITAL CORPORATION++(p)                                      0.27   08/12/2009          610,262

                 58 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

ENDEAVOR SELECT FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,852,494   MONT BLANC CAPITAL CORPORATION++(p)                                      0.28%  08/26/2009   $    1,852,134
    213,318   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                0.35   02/01/2036          213,318
    842,043   NATEXIS BANQUES POPULAIRES                                               0.24   08/04/2009          842,026
    449,090   NATEXIS BANQUES POPULAIRES                                               0.24   08/05/2009          449,078
    112,272   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 2.00   01/01/2018          112,272
    357,026   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                 0.39   01/01/2034          357,026
    112,272   REGENCY MARKETS #1 LLC++(p)                                              0.25   08/07/2009          112,268
  2,053,125   REGENCY MARKETS #1 LLC++(p)                                              0.27   08/17/2009        2,052,879
  2,526,128   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                   0.55   08/13/2009        2,525,665
    729,770   ROMULUS FUNDING CORPORATION++(p)                                         0.57   08/03/2009          729,747
  1,234,996   ROMULUS FUNDING CORPORATION++(p)                                         0.70   08/25/2009        1,234,420
  2,329,652   ROYAL BANK OF SCOTLAND CT                                                0.29   08/07/2009        2,329,652
  1,403,405   SALISBURY RECEIVABLES COMPANY++(p)                                       0.27   08/14/2009        1,403,268
  1,122,724   SCALDIS CAPITAL LIMITED++(p)                                             0.33   08/27/2009        1,122,456
  1,403,405   SCALDIS CAPITAL LIMITED++(p)                                             0.43   08/06/2009        1,403,321
    842,773   STRAIGHT A FUNDING LLC++(p)                                              0.25   08/20/2009          842,661
  1,403,405   STRAIGHT A FUNDING LLC++(p)                                              0.27   08/03/2009        1,403,384
  1,178,860   SURREY FUNDING CORPORATION++(p)                                          0.27   08/25/2009        1,178,648
    280,120   SURREY FUNDING CORPORATION++(p)                                          0.27   08/28/2009          280,063
    336,817   SURREY FUNDING CORPORATION++(p)                                          0.32   08/03/2009          336,811
  2,806,809   TASMAN FUNDING INCORPORATED++(p)                                         0.80   08/05/2009        2,806,560
  1,684,086   TICONDEROGA MASTER FUNDING LIMITED++(p)                                  0.25   08/27/2009        1,683,782
    898,179   TICONDEROGA MASTER FUNDING LIMITED++(p)                                  0.27   08/10/2009          898,118
  1,010,451   TULIP FUNDING CORPORATION++(p)                                           0.29   08/06/2009        1,010,411
    505,226   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                        0.40   07/01/2032          505,226
  2,189,311   UNICREDITO ITALIANO (NEW YORK)                                           0.44   08/03/2009        2,189,311
    168,409   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                        0.43   12/15/2040          168,409
    224,545   VERSAILLES CP LLC++(p)                                                   0.50   08/04/2009          224,535
    561,362   VERSAILLES CP LLC++(p)                                                   0.50   08/05/2009          561,331
  2,741,693   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.26   07/28/2008        1,233,762
  1,592,106   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.29   08/07/2008          716,447
  1,946,988   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.48   04/03/2008          876,145
  3,159,949   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.49   02/15/2008        1,421,977
  2,357,720   WINDMILL FUNDING CORPORATION++(p)                                        0.26   08/11/2009        2,357,550
    898,179   YORKTOWN CAPITAL LLC++(p)                                                0.26   08/06/2009          898,141
                                                                                                              113,920,859
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $145,668,196)                                                   141,539,863
                                                                                                           --------------

   SHARES                                                                            YIELD
-----------                                                                        --------
SHORT-TERM INVESTMENTS: 4.22%
 54,085,155   Wells Fargo Advantage Money Market Trust~+++                             0.29%                   54,085,155
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $54,085,155)                                                                54,085,155
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,274,759,903)*                                      111.02%                                        $1,424,631,947
OTHER ASSETS AND LIABILITIES, NET                           (11.02)                                          (141,386,997)
                                                            ------                                         --------------
TOTAL NET ASSETS                                            100.00%                                        $1,283,244,950
                                                            ------                                         --------------

                 Wells Fargo Advantage Large Cap Stock Funds 59


Portfolio of Investments--July 31, 2009

ENDEAVOR SELECT FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $54,085,155.


* Cost for federal income tax purposes is $1,293,895,077 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                           $167,541,247
Gross unrealized depreciation                            (36,804,377)
                                                        ------------
Net unrealized appreciation (depreciation)              $130,736,870

The accompanying notes are an integral part of these financial statements.

                 60 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio Of Investments--July 31, 2009

GROWTH FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
COMMON STOCKS: 100.36%
AEROSPACE, DEFENSE: 1.11%
    105,000   RAYTHEON COMPANY                                                                             $    4,929,750
    163,000   UNITED TECHNOLOGIES CORPORATION                                                                   8,878,610
                                                                                                               13,808,360
                                                                                                           --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.39%
   120,000    O'REILLY AUTOMOTIVE INCORPORATED<<+                                                               4,879,200
                                                                                                           --------------
BIOPHARMACEUTICALS: 4.29%
    725,000   ALEXION PHARMACEUTICALS INCORPORATED+                                                            31,936,250
    199,000   GILEAD SCIENCES INCORPORATED<<+                                                                   9,737,070
    223,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                       11,894,820
                                                                                                               53,568,140
                                                                                                           --------------
BUSINESS SERVICES: 14.47%
     95,000   ADOBE SYSTEMS INCORPORATED<<+                                                                     3,079,900
  1,481,000   ARIBA INCORPORATED+                                                                              15,565,310
     15,500   BAIDU.COM INCORPORATED ADR<<+                                                                     5,396,170
    114,000   CAPELLA EDUCATION COMPANY<<+                                                                      7,337,040
  1,515,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                              44,828,850
    780,000   CONCUR TECHNOLOGIES INCORPORATED<<+                                                              26,902,200
     45,000   CONSTANT CONTACT INCORPORATED<<+                                                                  1,017,450
     90,000   F5 NETWORKS INCORPORATED+                                                                         3,340,800
    120,000   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                           6,804,000
    123,000   MASTERCARD INCORPORATED CLASS A<<                                                                23,865,690
     37,000   RED HAT INCORPORATED<<+                                                                             844,710
    146,000   SALESFORCE.COM INCORPORATED<<+                                                                    6,327,640
    440,000   SYBASE INCORPORATED<<+                                                                           15,752,000
    296,000   VISA INCORPORATED CLASS A SHARES<<                                                               19,376,160
      9,950   VOCUS INCORPORATED+                                                                                 167,359
                                                                                                              180,605,279
                                                                                                           --------------
CASINO & GAMING: 1.13%
    389,000   WMS INDUSTRIES INCORPORATED<<+                                                                   14,066,240
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 10.25%
    660,000   ABBOTT LABORATORIES<<                                                                            29,693,400
    260,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                            19,396,000
    170,000   COLGATE-PALMOLIVE COMPANY                                                                        12,314,800
    338,000   ECOLAB INCORPORATED                                                                              14,030,380
     46,000   JOHNSON & JOHNSON                                                                                 2,800,940
    140,000   MONSANTO COMPANY                                                                                 11,760,000
    244,500   PRAXAIR INCORPORATED                                                                             19,115,010
    421,000   SHIRE PLC ADR<<                                                                                  18,865,010
                                                                                                              127,975,540
                                                                                                           --------------
COMMUNICATIONS: 3.71%
    201,000   EQUINIX INCORPORATED<<+                                                                          16,427,730
    185,000   LOOPNET INCORPORATED<<+                                                                           1,480,000
    230,000   NEUTRAL TANDEM INCORPORATION+                                                                     7,130,000
     35,000   NII HOLDINGS INCORPORATED<<+                                                                        805,700
    443,000   QUALCOMM INCORPORATED<<                                                                          20,471,030
                                                                                                               46,314,460
                                                                                                           --------------

                 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS 61

PORTFOLIO OF INVESTMENTS--JULY 31, 2009

GROWTH FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
DEPOSITORY INSTITUTIONS: 1.57%
    210,000   BANK OF NEW YORK MELLON CORPORATION                                                          $    5,741,400
    275,000   STATE STREET CORPORATION<<                                                                       13,832,500
                                                                                                               19,573,900
                                                                                                           --------------
E-COMMERCE/SERVICES: 2.62%
      5,000   AMAZON.COM INCORPORATED+                                                                            428,800
    249,000   PRICELINE.COM INCORPORATED<<+                                                                    32,275,380
                                                                                                               32,704,180
                                                                                                           --------------
EATING & DRINKING PLACES: 1.33%
     25,000   CHIPOTLE MEXICAN GRILL INCORPORATED<<+                                                            2,345,750
    260,000   MCDONALD'S CORPORATION<<                                                                         14,315,600
                                                                                                               16,661,350
                                                                                                           --------------
EDUCATIONAL SERVICES: 4.30%
    545,000   AMERICAN PUBLIC EDUCATION INCORPORATED+                                                          19,276,650
  1,288,000   CORINTHIAN COLLEGES INCORPORATED<<+                                                              19,886,720
    770,500   K12 INCORPORATED<<+                                                                              14,462,285
                                                                                                               53,625,655
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.21%
  1,220,000   CISCO SYSTEMS INCORPORATED+                                                                      26,852,200
    380,000   EMERSON ELECTRIC COMPANY                                                                         13,824,400
     15,000   FIRST SOLAR INCORPORATED<<+                                                                       2,315,850
     15,000   HARMONIC INCORPORATED+                                                                              103,950
    849,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                              22,863,570
    716,200   MONOLITHIC POWER SYSTEMS<<+                                                                      15,892,478
     35,000   NETAPP INCORPORATED+                                                                                786,100
    103,000   SILICON LABORATORIES INCORPORATED<<+                                                              4,411,490
    124,000   STARENT NETWORKS CORPORATION<<+                                                                   2,973,520
                                                                                                               90,023,558
                                                                                                           --------------
ENGINEERING: 0.68%
    465,000   ABB LIMITED ADR<<                                                                                 8,500,200
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.80%
    286,000   ACCENTURE LIMITED CLASS A<<                                                                      10,030,020
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 2.73%
    110,000   FAMILY DOLLAR STORES INCORPORATED                                                                 3,456,200
     65,000   TARGET CORPORATION                                                                                2,835,300
    558,000   WAL-MART STORES INCORPORATED                                                                     27,833,040
                                                                                                               34,124,540
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.03%
    212,000   APPLE INCORPORATED+                                                                              34,638,680
    285,000   ARCSIGHT INCORPORATED<<+                                                                          5,406,450
    845,000   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                      6,641,700
    423,000   HEWLETT-PACKARD COMPANY                                                                          18,315,900
     84,000   RESEARCH IN MOTION LIMITED<<+                                                                     6,384,000
    100,000   RIVERBED TECHNOLOGY INCORPORATED<<+                                                               2,001,000
     76,000   SMITH INTERNATIONAL INCORPORATED                                                                  1,909,880
                                                                                                               75,297,610
                                                                                                           --------------
INFORMATION & BUSINESS SERVICES: 4.24%
    119,500   GOOGLE INCORPORATED CLASS A+                                                                     52,944,475
                                                                                                           --------------

                 62 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                                         PORTFOLIO OF INVESTMENTS--JULY 31, 2009

GROWTH FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
INSURANCE CARRIERS: 1.39%
    244,000   METLIFE INCORPORATED<<                                                                       $    8,283,800
    380,000   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                            9,006,000
                                                                                                               17,289,800
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.51%
     98,000   COVIDIEN LIMITED                                                                                  3,705,380
    384,000   ICON PLC ADR<<+                                                                                   9,024,000
    397,170   MASIMO CORPORATION<<+                                                                             9,710,807
    403,000   METTLER-TOLEDO INTERNATIONAL INCORPORATED<<+                                                     33,876,180
                                                                                                               56,316,367
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 4.26%
     55,500   INTUITIVE SURGICAL INCORPORATED<<+                                                               12,616,260
    268,000   NUVASIVE INCORPORATED<<+                                                                         11,092,520
    782,000   ST. JUDE MEDICAL INCORPORATED+                                                                   29,489,220
                                                                                                               53,198,000
                                                                                                           --------------
MEDICAL MANAGEMENT SERVICES: 0.64%
    114,000   EXPRESS SCRIPTS INCORPORATED+                                                                     7,984,560
                                                                                                           --------------
MEDICAL PRODUCTS: 1.72%
    380,000   BAXTER INTERNATIONAL INCORPORATED                                                                21,420,600
                                                                                                           --------------
MISCELLANEOUS RETAIL: 1.63%
     59,000   COSTCO WHOLESALE CORPORATION<<                                                                    2,920,500
    422,000   DICK'S SPORTING GOODS INCORPORATED<<+                                                             8,376,700
    490,000   HIBBETT SPORTS INCORPORATED<<+                                                                    9,020,900
                                                                                                               20,318,100
                                                                                                           --------------
OIL & GAS EXTRACTION: 5.26%
     83,000   APACHE CORPORATION                                                                                6,967,850
    399,000   ARENA RESOURCES INCORPORATED<<+                                                                  13,019,370
    102,400   CNX GAS CORPORATION+                                                                              3,009,536
    303,000   CONTINENTAL RESOURCES INCORPORATED<<+                                                            10,250,490
    100,000   GOODRICH PETROLEUM CORPORATION<<+                                                                 2,565,000
     55,000   SCHLUMBERGER LIMITED                                                                              2,942,500
    120,000   TRANSOCEAN LIMITED<<+                                                                             9,562,800
    214,000   ULTRA PETROLEUM CORPORATION+                                                                      9,441,680
    197,250   XTO ENERGY INCORPORATED                                                                           7,935,368
                                                                                                               65,694,594
                                                                                                           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.92%
    740,000   MSCI INCORPORATED+                                                                               20,683,000
    285,000   ROVI CORPORATION+                                                                                 7,455,600
    420,000   SHUTTERFLY INCORPORATED+                                                                          6,745,200
    644,000   VISTAPRINT LIMITED<<+                                                                            26,565,000
                                                                                                               61,448,800
                                                                                                           --------------
RAILROAD TRANSPORTATION: 2.50%
    369,000   NORFOLK SOUTHERN CORPORATION                                                                     15,959,250
    266,000   UNION PACIFIC CORPORATION<<                                                                      15,300,320
                                                                                                               31,259,570
                                                                                                           --------------
RESTAURANTS: 0.63%
    196,000   BUFFALO WILD WINGS INCORPORATED<<+                                                                7,908,600
                                                                                                           --------------

                 Wells Fargo Advantage Large Cap Stock Funds 63


Portfolio of Investments--July 31, 2009

GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ------------------------------------------------------------------                           --------------
RETAIL-INTERNET: 0.69%
    195,000   NETFLIX INCORPORATED<<+                                                                      $    8,568,300
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 4.22%
  1,875,000   CHARLES SCHWAB CORPORATION                                                                       33,506,250
      8,500   CME GROUP INCORPORATED                                                                            2,370,055
     70,000   GOLDMAN SACHS GROUP INCORPORATED                                                                 11,431,000
    113,000   LAZARD LIMITED                                                                                    4,179,870
     62,000   TD AMERITRADE HOLDING CORPORATION+                                                                1,149,480
                                                                                                               52,636,655
                                                                                                           --------------
TRANSPORTATION SERVICES: 0.20%
     45,000   C.H. ROBINSON WORLDWIDE INCORPORATED                                                              2,453,850
                                                                                                           --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.39%
    110,000   AIRGAS INCORPORATED<<                                                                             4,903,800
                                                                                                           --------------
WHOLESALE TRADE-DURABLE GOODS: 0.54%
    379,000   LKQ CORPORATION+                                                                                  6,799,258
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $1,227,780,943)                                                                   1,252,903,561
                                                                                                           --------------
COLLATERAL FOR SECURITIES LENDING: 22.36%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 4.47%
 13,962,487   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                 13,962,487
 13,962,487   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                     13,962,487
 13,962,487   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                       13,962,487
 13,962,487   DWS MONEY MARKET SERIES INSTITUTIONAL                                                            13,962,487
                                                                                                               55,849,948
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
-----------                                                                        --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 17.89%
$ 6,356,905   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.37%    08/07/2009        6,357,011
  5,902,840   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.52     08/06/2009        5,902,414
    681,097   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.53     08/04/2009          681,067
  2,270,323   ANTALIS US FUNDING CORPORATION++(p)                                    0.30     08/20/2009        2,269,964
  2,270,323   ANTALIS US FUNDING CORPORATION++(p)                                    0.31     08/07/2009        2,270,206
    340,548   ARABELLA FINANCE LLC++(p)                                              0.75     08/07/2009          340,506
  4,540,646   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.27     08/10/2009        4,540,340
  5,877,980   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
              US TREASURY SECURITIES (MATURITY VALUE $5,878,098)                     0.24     08/03/2009        5,877,980
  3,064,936   BANK OF IRELAND                                                        0.30     08/04/2009        3,064,936
  2,043,291   BANK OF IRELAND                                                        0.60     08/07/2009        2,043,291
  4,427,130   BANK OF MONTREAL (CHICAGO)                                             0.28     08/10/2009        4,427,130
  1,785,269   BARTON CAPITAL CORPORATION++(p)                                        0.26     08/05/2009        1,785,217
  2,157,829   BRYANT BANK FUNDING LLC++(p)                                           0.27     08/17/2009        2,157,570
  5,675,808   CAFCO LLC++(p)                                                         0.24     08/03/2009        5,675,732
    454,065   CALCASIEU PARISH LA+/-ss                                               0.65     12/01/2027          454,065
    624,339   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.55     06/01/2028          624,339
  1,702,742   CALYON (NEW YORK)                                                      0.70     08/03/2009        1,702,780
  5,108,227   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.29     08/06/2009        5,108,021
    567,581   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35     08/03/2009          567,570
  2,026,218   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     02/25/2008           33,433
  1,559,981   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     05/19/2008           25,740
    300,534   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.80     10/01/2038          300,534
  1,702,742   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.55     08/14/2009        1,702,404
    908,129   COOK COUNTY IL+/-ss                                                    0.70     11/01/2030          908,129

                 64 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

GROWTH FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE          VALUE
-----------   ------------------------------------------------------------------   --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 3,405,485   CRC FUNDING LLC++(p)                                                   0.26%    08/11/2009   $    3,405,239
  2,951,420   CREDIT AGRICOLE SA                                                     0.20     08/03/2009        2,951,420
  7,038,002   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                 $7,038,154)                                                         0.26     08/03/2009        7,038,002
  3,178,452   DANSKE BANK A/S COPENHAGEN                                             0.20     08/03/2009        3,178,452
  4,540,646   DEN NORSKE BANK ASA++                                                  0.26     08/12/2009        4,540,286
  2,043,291   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.15     12/15/2037        2,043,291
  1,362,194   DEXIA DELAWARE LLC                                                     0.25     08/05/2009        1,362,156
  1,702,742   DEXIA DELAWARE LLC                                                     0.25     08/06/2009        1,702,683
    872,712   E.ON AG++                                                              0.26     08/17/2009          872,611
  2,837,904   ENTERPRISE FUNDING LLC++(p)                                            0.26     08/10/2009        2,837,719
  4,200,098   ERASMUS CAPITAL CORPORATION++(p)                                       0.32     08/05/2009        4,199,948
  2,271,799   FAIRWAY FINANCE CORPORATION++(p)                                       0.26     08/07/2009        2,271,700
  4,540,646   FORTIS BANK NV SA                                                      0.25     08/03/2009        4,540,646
  2,781,146   GDF SUEZ++                                                             0.26     08/04/2009        2,781,086
    851,371   GDF SUEZ++                                                             0.26     08/14/2009          851,291
  2,043,291   GDF SUEZ++                                                             0.26     08/26/2009        2,042,922
  4,540,646   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27     08/07/2009        4,540,442
  2,551,162   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,551,207)              0.21     08/03/2009        2,551,162
  2,270,323   GOTHAM FUNDING CORPORATION++(p)                                        0.27     08/04/2009        2,270,272
  1,702,742   GOTHAM FUNDING CORPORATION++(p)                                        0.28     08/07/2009        1,702,663
  7,226,098   GRYPHON FUNDING LIMITED(a)(i)                                          0.00     08/23/2009        2,226,361
    187,302   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  1.00     11/01/2042          187,302
  1,702,742   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40     05/15/2034        1,702,742
    567,581   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.40     07/01/2029          567,581
    227,032   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.47     01/01/2018          227,032
  1,702,742   IRISH LIFE & PERMANENT PLC++                                           0.56     08/03/2009        1,702,689
    567,581   IRISH LIFE & PERMANENT PLC++                                           0.60     08/04/2009          567,552
    794,613   IRISH LIFE & PERMANENT PLC++                                           0.60     08/05/2009          794,560
  9,308,325   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $9,308,488)              0.21     08/03/2009        9,308,325
    340,548   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47     04/15/2025          340,548
  1,362,194   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                              0.55     08/03/2009        1,362,152
  3,405,485   LIBERTY STREET FUNDING CORPORATION++(p)                                0.25     08/24/2009        3,404,941
    227,032   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.32     08/05/2009          227,024
  3,774,412   MASSACHUSETTS HEFA+/-ss                                                0.32     10/01/2034        3,774,412
  5,675,808   MATCHPOINT MASTER TRUST++(p)                                           0.25     08/27/2009        5,674,783
    488,119   MISSISSIPPI STATE GO+/-ss                                              1.00     11/01/2028          488,119
  1,234,148   MONT BLANC CAPITAL CORPORATION++(p)                                    0.27     08/12/2009        1,234,046
  3,746,033   MONT BLANC CAPITAL CORPORATION++(p)                                    0.28     08/26/2009        3,745,305
    431,361   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.35     02/01/2036          431,361
  1,702,742   NATEXIS BANQUES POPULAIRES                                             0.24     08/04/2009        1,702,708
    908,129   NATEXIS BANQUES POPULAIRES                                             0.24     08/05/2009          908,105
    227,032   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.00     01/01/2018          227,032
    721,963   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.39     01/01/2034          721,963
    227,032   REGENCY MARKETS #1 LLC++(p)                                            0.25     08/07/2009          227,023
  4,151,740   REGENCY MARKETS #1 LLC++(p)                                            0.27     08/17/2009        4,151,242
  5,108,227   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.55     08/13/2009        5,107,291
  1,475,710   ROMULUS FUNDING CORPORATION++(p)                                       0.57     08/03/2009        1,475,663
  2,497,355   ROMULUS FUNDING CORPORATION++(p)                                       0.70     08/25/2009        2,496,190
  4,710,920   ROYAL BANK OF SCOTLAND CT                                              0.29     08/07/2009        4,710,920
  2,837,904   SALISBURY RECEIVABLES COMPANY++(p)                                     0.27     08/14/2009        2,837,627
  2,270,323   SCALDIS CAPITAL LIMITED++(p)                                           0.33     08/27/2009        2,269,782
  2,837,904   SCALDIS CAPITAL LIMITED++(p)                                           0.43     08/06/2009        2,837,734
  1,704,218   STRAIGHT A FUNDING LLC++(p)                                            0.25     08/20/2009        1,703,993

                 Wells Fargo Advantage Large Cap Stock Funds 65


Portfolio of Investments--July 31, 2009

GROWTH FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE          VALUE
-----------   ------------------------------------------------------------------   --------   ----------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,837,904   STRAIGHT A FUNDING LLC++(p)                                            0.27%    08/03/2009   $    2,837,861
  2,383,839   SURREY FUNDING CORPORATION++(p)                                        0.27     08/25/2009        2,383,410
    566,446   SURREY FUNDING CORPORATION++(p)                                        0.27     08/28/2009          566,331
    681,097   SURREY FUNDING CORPORATION++(p)                                        0.32     08/03/2009          681,085
  5,675,808   TASMAN FUNDING INCORPORATED++(p)                                       0.80     08/05/2009        5,675,303
  3,405,485   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.25     08/27/2009        3,404,870
  1,816,259   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.27     08/10/2009        1,816,136
  2,043,291   TULIP FUNDING CORPORATION++(p)                                         0.29     08/06/2009        2,043,209
  1,021,645   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40     07/01/2032        1,021,645
  4,427,130   UNICREDITO ITALIANO (NEW YORK)                                         0.44     08/03/2009        4,427,130
    340,548   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43     12/15/2040          340,548
    454,065   VERSAILLES CP LLC++(p)                                                 0.50     08/04/2009          454,046
  1,135,162   VERSAILLES CP LLC++(p)                                                 0.50     08/05/2009        1,135,099
  2,617,028   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.26     07/28/2008        1,177,663
  1,519,712   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.29     08/07/2008          683,870
  1,858,458   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.48     04/03/2008          836,306
  3,016,266   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.49     02/15/2008        1,357,320
  4,767,679   WINDMILL FUNDING CORPORATION++(p)                                      0.26     08/11/2009        4,767,337
  1,816,259   YORKTOWN CAPITAL LLC++(p)                                              0.26     08/06/2009        1,816,193
                                                                                                              223,273,840
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $284,749,642)                                                   279,123,788
                                                                                                           --------------

   SHARES                                                                            YIELD
-----------                                                                        --------
SHORT-TERM INVESTMENTS: 0.61%
  7,639,182   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.29%                      7,639,182
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $7,639,182)                                                                  7,639,182
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,520,169,767)*                                                    123.33%                          $1,539,666,531
OTHER ASSETS AND LIABILITIES, NET                                         (23.33)                            (291,227,170)
                                                                          ------                           --------------
TOTAL NET ASSETS                                                          100.00%                          $1,248,439,361
                                                                          ------                           --------------

----------
<<   All or a portion of this security is on loan. (See Note 2)

+    Non-income earning securities.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $7,639,182.

* Cost for federal income tax purposes is $1,528,165,402 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 97,498,758
Gross unrealized depreciation                 (85,997,629)
                                             ------------
Net unrealized appreciation (depreciation)   $ 11,501,129

The accompanying notes are an integral part of these financial statements.

                 66 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

LARGE CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ------------------------------------------------------------------                           --------------
COMMON STOCKS: 99.54%
AEROSPACE, DEFENSE: 1.36%
     23,000   RAYTHEON COMPANY                                                                             $    1,079,850
     46,000   UNITED TECHNOLOGIES CORPORATION                                                                   2,505,620
                                                                                                                3,585,470
                                                                                                           --------------
BIOPHARMACEUTICALS: 3.78%
     24,000   CELGENE CORPORATION<<+                                                                            1,367,040
     86,000   GILEAD SCIENCES INCORPORATED+                                                                     4,207,980
     83,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                        4,427,220
                                                                                                               10,002,240
                                                                                                           --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.23%
    145,000   LOWE'S COMPANIES INCORPORATED                                                                     3,256,700
                                                                                                           --------------
BUSINESS SERVICES: 11.99%
    150,000   ACTIVISION BLIZZARD INCORPORATED+                                                                 1,717,500
     73,000   ADOBE SYSTEMS INCORPORATED<<+                                                                     2,366,660
    316,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                               9,350,440
     27,600   MASTERCARD INCORPORATED CLASS A<<                                                                 5,355,228
    225,000   ORACLE CORPORATION                                                                                4,979,250
     46,000   SALESFORCE.COM INCORPORATED<<+                                                                    1,993,640
     74,000   VISA INCORPORATED CLASS A SHARES<<                                                                4,844,040
     35,000   VMWARE INCORPORATED<<+                                                                            1,128,050
                                                                                                               31,734,808
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 12.04%
    139,000   ABBOTT LABORATORIES                                                                               6,253,610
     62,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                             4,625,200
     15,000   AMGEN INCORPORATED+                                                                                 934,650
     48,000   COLGATE-PALMOLIVE COMPANY                                                                         3,477,120
     79,000   ECOLAB INCORPORATED                                                                               3,279,290
     33,000   JOHNSON & JOHNSON                                                                                 2,009,370
     47,000   MONSANTO COMPANY                                                                                  3,948,000
     55,000   PRAXAIR INCORPORATED                                                                              4,299,900
     68,000   SHIRE PLC ADR                                                                                     3,047,080
                                                                                                               31,874,220
                                                                                                           --------------
COMMUNICATIONS: 3.89%
     50,000   DIRECTV GROUP INCORPORATED<<+                                                                     1,295,000
    195,000   QUALCOMM INCORPORATED                                                                             9,010,950
                                                                                                               10,305,950
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 1.92%
     46,000   BANK OF NEW YORK MELLON CORPORATION                                                               1,257,640
     21,000   NORTHERN TRUST CORPORATION                                                                        1,256,010
     51,000   STATE STREET CORPORATION                                                                          2,565,300
                                                                                                                5,078,950
                                                                                                           --------------
E-COMMERCE/SERVICES: 0.84%
     26,000   AMAZON.COM INCORPORATED<<+                                                                        2,229,760
                                                                                                           --------------
EATING & DRINKING PLACES: 1.25%
     60,000   MCDONALD'S CORPORATION                                                                            3,303,600
                                                                                                           --------------

                 Wells Fargo Advantage Large Cap Stock Funds 67


Portfolio of Investments--July 31, 2009

LARGE CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ------------------------------------------------------------------                           --------------
EDUCATIONAL SERVICES: 1.99%
     54,000   APOLLO GROUP INCORPORATED CLASS A+                                                           $    3,728,160
      7,200   STRAYER EDUCATION INCORPORATED<<                                                                  1,529,136
                                                                                                                5,257,296
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.99%
    350,000   CISCO SYSTEMS INCORPORATED+                                                                       7,703,500
    150,000   CORNING INCORPORATED                                                                              2,550,000
    120,000   EMERSON ELECTRIC COMPANY                                                                          4,365,600
      5,000   FIRST SOLAR INCORPORATED<<+                                                                         771,950
    173,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                               4,658,890
    105,000   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                            1,099,347
                                                                                                               21,149,287
                                                                                                           --------------
ENGINEERING: 1.05%
    152,000   ABB LIMITED ADR                                                                                   2,778,560
                                                                                                           --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.72%
    130,000   ACCENTURE LIMITED CLASS A                                                                         4,559,100
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 4.16%
     80,000   TARGET CORPORATION                                                                                3,489,600
    151,000   WAL-MART STORES INCORPORATED                                                                      7,531,880
                                                                                                               11,021,480
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 11.21%
     67,000   APPLE INCORPORATED+                                                                              10,947,130
    145,000   EMC CORPORATION+                                                                                  2,183,700
    121,000   HEWLETT-PACKARD COMPANY                                                                           5,239,300
    145,000   INTEL CORPORATION                                                                                 2,791,250
     53,000   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                       6,250,290
     30,000   RESEARCH IN MOTION LIMITED<<+                                                                     2,280,000
                                                                                                               29,691,670
                                                                                                           --------------
INFORMATION & BUSINESS SERVICES: 4.85%
     29,000   GOOGLE INCORPORATED CLASS A+                                                                     12,848,450
                                                                                                           --------------
INSURANCE CARRIERS: 1.09%
     57,000   METLIFE INCORPORATED                                                                              1,935,150
     40,000   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                              948,000
                                                                                                                2,883,150
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.17%
     46,000   COVIDIEN LIMITED                                                                                  1,739,260
     30,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                            1,358,400
                                                                                                                3,097,660
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 3.08%
     10,200   INTUITIVE SURGICAL INCORPORATED<<+                                                                2,318,664
    155,000   ST. JUDE MEDICAL INCORPORATED+                                                                    5,845,050
                                                                                                                8,163,714
                                                                                                           --------------
MEDICAL MANAGEMENT SERVICES: 0.87%
     33,000   EXPRESS SCRIPTS INCORPORATED+                                                                     2,311,320
                                                                                                           --------------

                 68 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

LARGE CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   ------------------------------------------------------------------                           --------------
MEDICAL PRODUCTS: 2.54%
     33,000   ALLERGAN INCORPORATED<<                                                                      $    1,763,190
     88,000   BAXTER INTERNATIONAL INCORPORATED                                                                 4,960,560
                                                                                                                6,723,750
                                                                                                           --------------
METAL MINING: 0.91%
     40,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                               2,412,000
                                                                                                           --------------
MISCELLANEOUS RETAIL: 1.15%
     15,000   COSTCO WHOLESALE CORPORATION<<                                                                      742,500
    110,000   STAPLES INCORPORATED                                                                              2,312,200
                                                                                                                3,054,700
                                                                                                           --------------
MOTION PICTURES: 0.47%
     50,000   WALT DISNEY COMPANY<<                                                                             1,256,000
                                                                                                           --------------
OIL & GAS EXTRACTION: 6.35%
     44,000   APACHE CORPORATION                                                                                3,693,800
     18,000   OCCIDENTAL PETROLEUM CORPORATION                                                                  1,284,120
     72,000   SCHLUMBERGER LIMITED                                                                              3,852,000
     20,000   TRANSOCEAN LIMITED+                                                                               1,593,800
     40,000   ULTRA PETROLEUM CORPORATION+                                                                      1,764,800
     65,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                1,219,400
     85,000   XTO ENERGY INCORPORATED                                                                           3,419,550
                                                                                                               16,827,470
                                                                                                           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.87%
    100,000   VIACOM INCORPORATED CLASS B<<+                                                                    2,316,000
                                                                                                           --------------
RAILROAD TRANSPORTATION: 2.52%
     76,000   NORFOLK SOUTHERN CORPORATION                                                                      3,287,000
     59,000   UNION PACIFIC CORPORATION                                                                         3,393,680
                                                                                                                6,680,680
                                                                                                           --------------
RETAIL-DRUG STORES: 0.51%
     40,000   CVS CAREMARK CORPORATION                                                                          1,339,200
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 5.46%
    408,000   CHARLES SCHWAB CORPORATION                                                                        7,290,960
      6,000   CME GROUP INCORPORATED<<                                                                          1,672,980
     25,000   GOLDMAN SACHS GROUP INCORPORATED<<                                                                4,082,500
     30,000   T. ROWE PRICE GROUP INCORPORATED                                                                  1,401,300
                                                                                                               14,447,740
                                                                                                           --------------
TRANSPORTATION SERVICES: 0.27%
     13,000   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                708,890
                                                                                                           --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.01%
     47,000   NIKE INCORPORATED CLASS B                                                                         2,662,080
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $281,494,620)                                                                       263,561,895
                                                                                                           --------------

                 Wells Fargo Advantage Large Cap Stock Funds 69


Portfolio of Investments--July 31, 2009

LARGE CAP GROWTH FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
COLLATERAL FOR SECURITIES LENDING: 14.79%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.92%
  1,930,681   AIM STIT-LIQUID ASSETS PORTFOLIO                                                             $    1,930,681
  1,930,681   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                      1,930,681
  1,930,681   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                        1,930,681
  1,930,681   DWS MONEY MARKET SERIES INSTITUTIONAL                                                             1,930,681
                                                                                                                7,722,724
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
-----------                                                                        --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 11.87%
$   879,009   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                            0.37%    08/07/2009          879,024
    816,223   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.52     08/06/2009          816,164
     94,180   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.53     08/04/2009           94,175
    313,932   ANTALIS US FUNDING CORPORATION++(p)                                    0.30     08/20/2009          313,882
    313,932   ANTALIS US FUNDING CORPORATION++(p)                                    0.31     08/07/2009          313,916
     47,090   ARABELLA FINANCE LLC++(p)                                              0.75     08/07/2009           47,084
    627,864   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.27     08/10/2009          627,821
    812,785   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE $812,801)     0.24     08/03/2009          812,785
    423,808   BANK OF IRELAND                                                        0.30     08/04/2009          423,808
    282,539   BANK OF IRELAND                                                        0.60     08/07/2009          282,539
    612,167   BANK OF MONTREAL (CHICAGO)                                             0.28     08/10/2009          612,167
    246,860   BARTON CAPITAL CORPORATION++(p)                                        0.26     08/05/2009          246,853
    298,377   BRYANT BANK FUNDING LLC++(p)                                           0.27     08/17/2009          298,341
    784,830   CAFCO LLC++(p)                                                         0.24     08/03/2009          784,819
     62,786   CALCASIEU PARISH LA+/-ss                                               0.65     12/01/2027           62,786
     86,331   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.55     06/01/2028           86,331
    235,449   CALYON (NEW YORK)                                                      0.70     08/03/2009          235,454
    706,347   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.29     08/06/2009          706,318
     78,483   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35     08/03/2009           78,481
    460,922   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     02/25/2008            7,605
    354,863   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     05/19/2008            5,855
     41,557   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.80     10/01/2038           41,557
    235,449   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.55     08/14/2009          235,402
    125,573   COOK COUNTY IL+/-ss                                                    0.70     11/01/2030          125,573
    470,898   CRC FUNDING LLC++(p)                                                   0.26     08/11/2009          470,864
    408,111   CREDIT AGRICOLE SA                                                     0.20     08/03/2009          408,111
    973,189   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE $973,210)     0.26     08/03/2009          973,189
    439,505   DANSKE BANK A/S COPENHAGEN                                             0.20     08/03/2009          439,505
    627,864   DEN NORSKE BANK ASA++                                                  0.26     08/12/2009          627,814
    282,539   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.15     12/15/2037          282,539
    188,359   DEXIA DELAWARE LLC                                                     0.25     08/05/2009          188,354
    235,449   DEXIA DELAWARE LLC                                                     0.25     08/06/2009          235,441
    120,675   E.ON AG++                                                              0.26     08/17/2009          120,661
    392,415   ENTERPRISE FUNDING LLC++(p)                                            0.26     08/10/2009          392,389
    580,774   ERASMUS CAPITAL CORPORATION++(p)                                       0.32     08/05/2009          580,753
    314,136   FAIRWAY FINANCE CORPORATION++(p)                                       0.26     08/07/2009          314,122
    627,864   FORTIS BANK NV SA                                                      0.25     08/03/2009          627,864
    384,567   GDF SUEZ++                                                             0.26     08/04/2009          384,558
    117,724   GDF SUEZ++                                                             0.26     08/14/2009          117,713
    282,539   GDF SUEZ++                                                             0.26     08/26/2009          282,488
    627,864   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27     08/07/2009          627,836

                 70 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

LARGE CAP GROWTH FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE          VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   352,765   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                  $352,771)                                                          0.21%    08/03/2009   $      352,765
    313,932   GOTHAM FUNDING CORPORATION++(p)                                        0.27     08/04/2009          313,925
    235,449   GOTHAM FUNDING CORPORATION++(p)                                        0.28     08/07/2009          235,438
  1,643,787   GRYPHON FUNDING LIMITED(a)(i)                                          0.00     08/23/2009          506,451
     25,899   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  1.00     11/01/2042           25,899
    235,449   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40     05/15/2034          235,449
     78,483   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.40     07/01/2029           78,483
     31,393   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.47     01/01/2018           31,393
    235,449   IRISH LIFE & PERMANENT PLC++                                           0.56     08/03/2009          235,442
     78,483   IRISH LIFE & PERMANENT PLC++                                           0.60     08/04/2009           78,479
    109,876   IRISH LIFE & PERMANENT PLC++                                           0.60     08/05/2009          109,869
  1,287,121   JPMORGAN CHASE REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                 $1,287,144)                                                         0.21     08/03/2009        1,287,121
     47,090   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47     04/15/2025           47,090
    188,359   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                              0.55     08/03/2009          188,353
    470,898   LIBERTY STREET FUNDING CORPORATION++(p)                                0.25     08/24/2009          470,823
     31,393   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.32     08/05/2009           31,392
    521,912   MASSACHUSETTS HEFA+/-ss                                                0.32     10/01/2034          521,912
    784,830   MATCHPOINT MASTER TRUST++(p)                                           0.25     08/27/2009          784,688
     67,495   MISSISSIPPI STATE GO+/-ss                                              1.00     11/01/2028           67,495
    170,653   MONT BLANC CAPITAL CORPORATION++(p)                                    0.27     08/12/2009          170,639
    517,988   MONT BLANC CAPITAL CORPORATION++(p)                                    0.28     08/26/2009          517,887
     59,647   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.35     02/01/2036           59,647
    235,449   NATEXIS BANQUES POPULAIRES                                             0.24     08/04/2009          235,444
    125,573   NATEXIS BANQUES POPULAIRES                                             0.24     08/05/2009          125,569
     31,393   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.00     01/01/2018           31,393
     99,830   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.39     01/01/2034           99,830
     31,393   REGENCY MARKETS #1 LLC++(p)                                            0.25     08/07/2009           31,392
    574,087   REGENCY MARKETS #1 LLC++(p)                                            0.27     08/17/2009          574,018
    706,347   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.55     08/13/2009          706,217
    204,056   ROMULUS FUNDING CORPORATION++(p)                                       0.57     08/03/2009          204,049
    345,325   ROMULUS FUNDING CORPORATION++(p)                                       0.70     08/25/2009          345,164
    651,409   ROYAL BANK OF SCOTLAND CT                                              0.29     08/07/2009          651,409
    392,415   SALISBURY RECEIVABLES COMPANY++(p)                                     0.27     08/14/2009          392,377
    313,932   SCALDIS CAPITAL LIMITED++(p)                                           0.33     08/27/2009          313,857
    392,415   SCALDIS CAPITAL LIMITED++(p)                                           0.43     08/06/2009          392,391
    235,653   STRAIGHT A FUNDING LLC++(p)                                            0.25     08/20/2009          235,622
    392,415   STRAIGHT A FUNDING LLC++(p)                                            0.27     08/03/2009          392,409
    329,628   SURREY FUNDING CORPORATION++(p)                                        0.27     08/25/2009          329,569
     78,326   SURREY FUNDING CORPORATION++(p)                                        0.27     08/28/2009           78,310
     94,180   SURREY FUNDING CORPORATION++(p)                                        0.32     08/03/2009           94,178
    784,830   TASMAN FUNDING INCORPORATED++(p)                                       0.80     08/05/2009          784,760
    470,898   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.25     08/27/2009          470,813
    251,146   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.27     08/10/2009          251,129
    282,539   TULIP FUNDING CORPORATION++(p)                                         0.29     08/06/2009          282,527
    141,269   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40     07/01/2032          141,269
    612,167   UNICREDITO ITALIANO (NEW YORK)                                         0.44     08/03/2009          612,167
     47,090   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43     12/15/2040           47,090
     62,786   VERSAILLES CP LLC++(p)                                                 0.50     08/04/2009           62,784
    156,966   VERSAILLES CP LLC++(p)                                                 0.50     08/05/2009          156,957
    595,320   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.26     07/28/2008          267,894
    345,703   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.29     08/07/2008          155,566
    422,761   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.48     04/03/2008          190,242
    686,138   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.49     02/15/2008          308,762

                 Wells Fargo Advantage Large Cap Stock Funds 71


Portfolio of Investments--July 31, 2009

LARGE CAP GROWTH FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE          VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   659,257   WINDMILL FUNDING CORPORATION++(p)                                      0.26%    08/11/2009   $      659,214
    251,146   YORKTOWN CAPITAL LLC++(p)                                              0.26     08/06/2009          251,136
                                                                                                               31,439,089
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,860,223)                                                     39,161,813
                                                                                                           --------------

   SHARES                                                                            YIELD
-----------                                                                        --------
SHORT-TERM INVESTMENTS: 1.22%
  3,234,023   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.29%                      3,234,023
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,234,023)                                                                  3,234,023
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $324,588,866)*                                                      115.55%                          $  305,957,731
OTHER ASSETS AND LIABILITIES, NET                                         (15.55)                             (41,181,306)
                                                                          ------                           --------------
TOTAL NET ASSETS                                                          100.00%                          $  264,776,425
                                                                          ------                           --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $3,234,023.

* Cost for federal income tax purposes is $326,421,147 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 12,289,473
Gross unrealized depreciation                 (32,752,889)
                                             ------------
Net unrealized appreciation (depreciation)   $(20,463,416)

The accompanying notes are an integral part of these financial statements.

                 72 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

LARGE COMPANY CORE FUND

   SHARES     SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
COMMON STOCKS: 99.68%
AGRICULTURE: 0.62%
     32,000   DEERE & COMPANY                                                                              $    1,399,680
                                                                                                           --------------
BIOPHARMACEUTICALS: 0.99%
     43,000   GENZYME CORPORATION+<<                                                                            2,231,270
                                                                                                           --------------
BUSINESS SERVICES: 8.59%
    305,000   MICROSOFT CORPORATION                                                                             7,173,600
    584,000   MONSTER WORLDWIDE INCORPORATED+<<                                                                 7,609,520
    325,000   YAHOO! INCORPORATED+<<                                                                            4,654,000
                                                                                                               19,437,120
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 3.57%
    290,000   BRISTOL-MYERS SQUIBB COMPANY                                                                      6,304,600
     32,000   PROCTER & GAMBLE COMPANY                                                                          1,776,320
                                                                                                                8,080,920
                                                                                                           --------------
COMMUNICATIONS: 1.08%
    175,000   COMCAST CORPORATION CLASS A                                                                       2,448,250
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 12.06%
    402,479   BANK OF AMERICA CORPORATION                                                                       5,952,664
    236,000   BANK OF NEW YORK MELLON CORPORATION                                                               6,452,240
    210,124   JPMORGAN CHASE & COMPANY                                                                          8,121,293
    385,800   WESTERN UNION COMPANY                                                                             6,743,784
                                                                                                               27,269,981
                                                                                                           --------------
E-COMMERCE/SERVICES: 3.52%
    375,000   EBAY INCORPORATED+<<                                                                              7,968,750
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.10%
    220,000   ANALOG DEVICES INCORPORATED<<                                                                     6,021,400
    380,000   CISCO SYSTEMS INCORPORATED+                                                                       8,363,800
    295,000   CORNING INCORPORATED                                                                              5,015,000
    367,000   NOVELLUS SYSTEMS INCORPORATED+                                                                    7,182,190
    247,475   TYCO ELECTRONICS LIMITED                                                                          5,313,288
                                                                                                               31,895,678
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 0.26%
     12,000   THE COCA-COLA COMPANY<<                                                                             598,080
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 1.98%
     90,000   WAL-MART STORES INCORPORATED                                                                      4,489,200
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.92%
    613,000   DELL INCORPORATED+                                                                                8,201,940
    270,000   INTEL CORPORATION                                                                                 5,197,500
                                                                                                               13,399,440
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.12%
    127,000   COVIDIEN LIMITED                                                                                  4,801,870
                                                                                                           --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.67%
     45,000   MEDTRONIC INCORPORATED                                                                            1,593,900

                 Wells Fargo Advantage Large Cap Stock Funds 73


Portfolio of Investments--July 31, 2009

LARGE COMPANY CORE FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
MEDICAL EQUIPMENT & SUPPLIES (CONTINUED)
     47,000   ZIMMER HOLDINGS INCORPORATED+                                                                $    2,190,200
                                                                                                                3,784,100
                                                                                                           --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.49%
    261,000   TYCO INTERNATIONAL LIMITED                                                                        7,887,420
                                                                                                           --------------
MISCELLANEOUS RETAIL: 3.31%
    356,000   STAPLES INCORPORATED                                                                              7,483,120
                                                                                                           --------------
MOTION PICTURES: 3.11%
    280,000   WALT DISNEY COMPANY<<                                                                             7,033,600
                                                                                                           --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.13%
    170,000   AMERICAN EXPRESS COMPANY                                                                          4,816,100
                                                                                                           --------------
OIL & GAS EXTRACTION: 3.54%
    138,000   DEVON ENERGY CORPORATION                                                                          8,016,420
                                                                                                           --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 8.88%
     92,000   CHEVRON CORPORATION                                                                               6,391,240
    165,000   CONOCOPHILLIPS                                                                                    7,212,150
    360,000   VALERO ENERGY CORPORATION                                                                         6,480,000
                                                                                                               20,083,390
                                                                                                           --------------
PRIMARY METAL INDUSTRIES: 2.60%
    500,000   ALCOA INCORPORATED                                                                                5,880,000
                                                                                                           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.58%
    258,000   MCGRAW-HILL COMPANIES INCORPORATED                                                                8,088,300
                                                                                                           --------------
RETAIL-DRUG STORES: 3.16%
    230,000   WALGREEN COMPANY                                                                                  7,141,500
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.10%
    246,000   MORGAN STANLEY                                                                                    7,011,000
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 3.44%
    301,000   JOHNSON CONTROLS INCORPORATED                                                                     7,789,880
                                                                                                           --------------
TRAVEL & RECREATION: 2.86%
    231,000   CARNIVAL CORPORATION                                                                              6,465,690
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $257,141,073)                                                                       225,500,759
                                                                                                           --------------
COLLATERAL FOR SECURITIES LENDING: 12.17%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.37%
  1,341,214   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                  1,341,214
  1,341,214   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                      1,341,214
  1,341,214   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                        1,341,214
  1,341,214   DWS MONEY MARKET SERIES INSTITUTIONAL                                                             1,341,214
                                                                                                                5,364,856
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
-----------                                                                        --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 9.80%
$   610,634   ABN AMRO BANK NV (CHICAGO)                                             0.37%    08/07/2009          610,644
    567,017   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.52     08/06/2009          566,973
     65,425   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.53     08/04/2009           65,422

                 74 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

LARGE COMPANY CORE FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   218,084   ANTALIS US FUNDING CORPORATION++(p)                                    0.30%    08/20/2009   $      218,049
    218,084   ANTALIS US FUNDING CORPORATION++(p)                                    0.31     08/07/2009          218,072
     32,713   ARABELLA FINANCE LLC++(p)                                              0.75     08/07/2009           32,708
    436,167   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.27     08/10/2009          436,138
    564,629   BANK OF AMERICA REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE $564,640)     0.24     08/03/2009          564,629
    294,413   BANK OF IRELAND                                                        0.30     08/04/2009          294,413
    196,275   BANK OF IRELAND                                                        0.60     08/07/2009          196,275
    425,263   BANK OF MONTREAL (CHICAGO)                                             0.28     08/10/2009          425,263
    171,490   BARTON CAPITAL CORPORATION++(p)                                        0.26     08/05/2009          171,485
    207,278   BRYANT BANK FUNDING LLC++(p)                                           0.27     08/17/2009          207,253
    545,209   CAFCO LLC++(p)                                                         0.24     08/03/2009          545,202
     43,617   CALCASIEU PARISH LA+/-ss                                               0.65     12/01/2027           43,617
     59,973   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.55     06/01/2028           59,973
    163,563   CALYON (NEW YORK)                                                      0.70     08/03/2009          163,566
    490,688   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.29     08/06/2009          490,668
     54,521   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35     08/03/2009           54,520
    421,657   CHEYNE FINANCE LLC+++/-(a)(i)####                                      0.00     02/25/2008            6,957
    324,633   CHEYNE FINANCE LLC+++/-(a)(i)####                                      0.00     05/19/2008            5,356
     28,869   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.80     10/01/2038           28,869
    163,563   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.55     08/14/2009          163,530
     87,233   COOK COUNTY IL+/-ss                                                    0.70     11/01/2030           87,233
    327,125   CRC FUNDING LLC++(p)                                                   0.26     08/11/2009          327,102
    283,509   CREDIT AGRICOLE SA                                                     0.20     08/03/2009          283,509
    676,059   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE $676,074)     0.26     08/03/2009          676,059
    305,317   DANSKE BANK A/S COPENHAGEN                                             0.20     08/03/2009          305,317
    436,167   DEN NORSKE BANK ASA++                                                  0.26     08/12/2009          436,132
    196,275   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.15     12/15/2037          196,275
    130,850   DEXIA DELAWARE LLC                                                     0.25     08/05/2009          130,846
    163,563   DEXIA DELAWARE LLC                                                     0.25     08/06/2009          163,557
     83,831   E.ON AG++                                                              0.26     08/17/2009           83,822
    272,604   ENTERPRISE FUNDING LLC++(p)                                            0.26     08/10/2009          272,587
    403,455   ERASMUS CAPITAL CORPORATION++(p)                                       0.32     08/05/2009          403,440
    218,225   FAIRWAY FINANCE CORPORATION++(p)                                       0.26     08/07/2009          218,216
    436,167   FORTIS BANK NV SA                                                      0.25     08/03/2009          436,167
    267,152   GDF SUEZ++                                                             0.26     08/04/2009          267,147
     81,781   GDF SUEZ++                                                             0.26     08/14/2009           81,774
    196,275   GDF SUEZ++                                                             0.26     08/26/2009          196,240
    436,167   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27     08/07/2009          436,147
    245,060   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $245,064)                0.21     08/03/2009          245,060
    218,084   GOTHAM FUNDING CORPORATION++(p)                                        0.27     08/04/2009          218,079
    163,563   GOTHAM FUNDING CORPORATION++(p)                                        0.28     08/07/2009          163,555
  1,503,755   GRYPHON FUNDING LIMITED+/-(a)(i)                                       0.00     08/23/2009          463,307
     17,992   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  1.00     11/01/2042           17,992
    163,563   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40     05/15/2034          163,563
     54,521   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.40     07/01/2029           54,521
     21,808   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.47     01/01/2018           21,808
    163,563   IRISH LIFE & PERMANENT PLC++                                           0.56     08/03/2009          163,558
     54,521   IRISH LIFE & PERMANENT PLC++                                           0.60     08/04/2009           54,518
     76,329   IRISH LIFE & PERMANENT PLC++                                           0.60     08/05/2009           76,324
    894,143   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $894,159)                0.21     08/03/2009          894,143
     32,713   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47     04/15/2025           32,713
    130,850   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                              0.55     08/03/2009          130,846

                 Wells Fargo Advantage Large Cap Stock Funds 75


Portfolio of Investments--July 31, 2009

LARGE COMPANY CORE FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   327,125   LIBERTY STREET FUNDING CORPORATION++(p)                                0.25%    08/24/2009   $      327,073
     21,808   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.32     08/05/2009           21,808
    362,564   MASSACHUSETTS HEFA+/-ss                                                0.32     10/01/2034          362,564
    545,209   MATCHPOINT MASTER TRUST++(p)                                           0.25     08/27/2009          545,110
     46,888   MISSISSIPPI STATE GO+/-ss                                              1.00     11/01/2028           46,888
    118,550   MONT BLANC CAPITAL CORPORATION++(p)                                    0.27     08/12/2009          118,540
    359,838   MONT BLANC CAPITAL CORPORATION++(p)                                    0.28     08/26/2009          359,768
     41,436   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.35     02/01/2036           41,436
    163,563   NATEXIS BANQUES POPULAIRES                                             0.24     08/04/2009          163,559
     87,233   NATEXIS BANQUES POPULAIRES                                             0.24     08/05/2009           87,231
     21,808   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.00     01/01/2018           21,808
     69,351   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.39     01/01/2034           69,351
     21,808   REGENCY MARKETS #1 LLC++(p)                                            0.25     08/07/2009           21,807
    398,809   REGENCY MARKETS #1 LLC++(p)                                            0.27     08/17/2009          398,762
    490,688   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.55     08/13/2009          490,598
    141,754   ROMULUS FUNDING CORPORATION++(p)                                       0.57     08/03/2009          141,750
    239,892   ROMULUS FUNDING CORPORATION++(p)                                       0.70     08/25/2009          239,780
    452,523   ROYAL BANK OF SCOTLAND CT                                              0.29     08/07/2009          452,523
    272,604   SALISBURY RECEIVABLES COMPANY++(p)                                     0.27     08/14/2009          272,578
    218,084   SCALDIS CAPITAL LIMITED++(p)                                           0.33     08/27/2009          218,032
    272,604   SCALDIS CAPITAL LIMITED++(p)                                           0.43     08/06/2009          272,588
    163,704   STRAIGHT A FUNDING LLC++(p)                                            0.25     08/20/2009          163,683
    272,604   STRAIGHT A FUNDING LLC++(p)                                            0.27     08/03/2009          272,600
    228,988   SURREY FUNDING CORPORATION++(p)                                        0.27     08/25/2009          228,947
     54,412   SURREY FUNDING CORPORATION++(p)                                        0.27     08/28/2009           54,401
     65,425   SURREY FUNDING CORPORATION++(p)                                        0.32     08/03/2009           65,424
    545,209   TASMAN FUNDING INCORPORATED++(p)                                       0.80     08/05/2009          545,160
    327,125   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.25     08/27/2009          327,066
    174,467   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.27     08/10/2009          174,455
    196,275   TULIP FUNDING CORPORATION++(p)                                         0.29     08/06/2009          196,267
     98,138   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40     07/01/2032           98,138
    425,263   UNICREDITO ITALIANO (NEW YORK)                                         0.44     08/03/2009          425,263
     32,713   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43     12/15/2040           32,713
     43,617   VERSAILLES CP LLC++(p)                                                 0.50     08/04/2009           43,615
    109,042   VERSAILLES CP LLC++(p)                                                 0.50     08/05/2009          109,036
    627,687   VICTORIA FINANCE LLC+++/-(a)(i)####                                    0.49     02/15/2008          282,459
    544,605   VICTORIA FINANCE LLC+++/-(a)(i)####                                    0.26     07/28/2008          245,072
    316,253   VICTORIA FINANCE LLC+++/-(a)(i)####                                    0.29     08/07/2008          142,314
    386,746   VICTORIA FINANCE LLC+++/-(a)(i)####                                    0.48     04/03/2008          174,036
    457,975   WINDMILL FUNDING CORPORATION++(p)                                      0.26     08/11/2009          457,942
    174,467   YORKTOWN CAPITAL LLC++(p)                                              0.26     08/06/2009          174,461
                                                                                                               22,157,745
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $28,083,007)                                                     27,522,601
                                                                                                           --------------

                 76 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

LARGE COMPANY CORE FUND

   SHARES     SECURITY NAME                                                          YIELD                      VALUE
-----------   -------------                                                        --------                --------------
SHORT-TERM INVESTMENTS: 0.69%
  1,564,692   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.29%                 $    1,564,692
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,564,692)                                                                  1,564,692
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $286,788,772)*                                                     112.54%                           $  254,588,052
OTHER ASSETS AND LIABILITIES, NET                                        (12.54)                              (28,372,270)
                                                                         ------                            --------------
TOTAL NET ASSETS                                                         100.00%                           $  226,215,782
                                                                         ======                            ==============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $1,564,692.

ss These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is $287,408,215 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 15,875,927
Gross unrealized depreciation                 (48,696,090)
                                             ------------
Net unrealized appreciation (depreciation)   $(32,820,163)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 77


Portfolio of Investments--July 31, 2009

LARGE COMPANY VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   -------------                                                                                --------------
COMMON STOCKS: 97.58%
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.75%
     12,491   VF CORPORATION                                                                               $      808,043
                                                                                                           --------------
BIOPHARMACEUTICALS: 1.59%
     32,120   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                        1,713,281
                                                                                                           --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.63%
     67,614   HOME DEPOT INCORPORATED<<                                                                         1,753,907
                                                                                                           --------------
BUSINESS SERVICES: 2.83%
     21,412   AUTOMATIC DATA PROCESSING INCORPORATED                                                              797,597
     32,664   OMNICOM GROUP INCORPORATED                                                                        1,110,576
     76,277   SYMANTEC CORPORATION+<<                                                                           1,138,816
                                                                                                                3,046,989
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 8.10%
     23,549   AMGEN INCORPORATED+                                                                               1,467,338
    101,067   BRISTOL-MYERS SQUIBB COMPANY                                                                      2,197,197
     15,450   COLGATE-PALMOLIVE COMPANY                                                                         1,119,198
     63,986   DOW CHEMICAL COMPANY                                                                              1,354,584
     19,623   JOHNSON & JOHNSON                                                                                 1,194,844
     86,761   PFIZER INCORPORATED                                                                               1,382,103
                                                                                                                8,715,264
                                                                                                           --------------
COMMUNICATIONS: 6.19%
     94,385   AT&T INCORPORATED                                                                                 2,475,719
     43,472   DIRECTV GROUP INCORPORATED+<<                                                                     1,125,925
     53,814   NII HOLDINGS INCORPORATED+                                                                        1,238,798
     56,539   VERIZON COMMUNICATIONS INCORPORATED                                                               1,813,206
                                                                                                                6,653,648
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 11.31%
    103,345   BANK OF AMERICA CORPORATION                                                                       1,528,473
     36,441   BANK OF NEW YORK MELLON CORPORATION                                                                 996,297
     47,171   BB&T CORPORATION                                                                                  1,079,272
     82,314   COMERICA INCORPORATED                                                                             1,962,366
     81,078   JPMORGAN CHASE & COMPANY                                                                          3,133,665
     33,512   STATE STREET CORPORATION                                                                          1,685,654
     60,107   US BANCORP<<                                                                                      1,226,784
     40,943   ZIONS BANCORPORATION<<                                                                              556,006
                                                                                                               12,168,517
                                                                                                           --------------
ELECTRIC, GAS & SANITARY SERVICES: 7.08%
     45,582   AMERICAN WATER WORKS COMPANY INCORPORATED                                                           898,421
     52,162   DOMINION RESOURCES INCORPORATED                                                                   1,763,076
     99,911   DUKE ENERGY CORPORATION<<                                                                         1,546,622
     27,239   ENTERGY CORPORATION<<                                                                             2,188,109
     43,305   WASTE MANAGEMENT INCORPORATED                                                                     1,217,304
                                                                                                                7,613,532
                                                                                                           --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.68%
    285,959   GENERAL ELECTRIC COMPANY                                                                          3,831,851
     44,674   MICROCHIP TECHNOLOGY INCORPORATED<<                                                               1,203,071
                                                                                                                5,034,922
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 1.23%
     67,267   CONAGRA FOODS INCORPORATED                                                                        1,320,451
                                                                                                           --------------

                 78 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

LARGE COMPANY VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   -------------                                                                                --------------
FOOD STORES: 0.71%
     40,607   SAFEWAY INCORPORATED                                                                         $      768,691
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.60%
     24,118   BOSTON PROPERTIES INCORPORATED                                                                    1,275,842
     27,216   SIMON PROPERTY GROUP INCORPORATED<<                                                               1,516,476
                                                                                                                2,792,318
                                                                                                           --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.14%
     32,894   BEST BUY COMPANY INCORPORATED<<                                                                   1,229,249
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.56%
     45,429   DOVER CORPORATION                                                                                 1,545,040
     33,410   EATON CORPORATION                                                                                 1,734,647
     85,970   EMC CORPORATION+                                                                                  1,294,708
     18,597   HEWLETT-PACKARD COMPANY                                                                             805,250
     87,244   INTEL CORPORATION                                                                                 1,679,447
                                                                                                                7,059,092
                                                                                                           --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.99%
     51,910   MARSH & MCLENNAN COMPANIES INCORPORATED                                                           1,060,002
                                                                                                           --------------
INSURANCE CARRIERS: 6.13%
     18,111   ACE LIMITED                                                                                         888,526
     28,089   ALLSTATE CORPORATION                                                                                755,875
     20,329   CHUBB CORPORATION                                                                                   938,793
     63,197   CIGNA CORPORATION                                                                                 1,794,795
     65,225   METLIFE INCORPORATED                                                                              2,214,389
                                                                                                                6,592,378
                                                                                                           --------------
LEATHER & LEATHER PRODUCTS: 0.74%
     27,064   COACH INCORPORATED                                                                                  800,824
                                                                                                           --------------
MEDICAL PRODUCTS: 0.96%
     26,560   STRYKER CORPORATION<<                                                                             1,032,653
                                                                                                           --------------
MOTION PICTURES: 1.84%
     32,249   TIME WARNER INCORPORATED                                                                            859,758
     44,449   WALT DISNEY COMPANY<<                                                                             1,116,559
                                                                                                                1,976,317
                                                                                                           --------------
OIL & GAS EXTRACTION: 7.40%
     96,559   BJ SERVICES COMPANY<<                                                                             1,369,207
     32,961   DEVON ENERGY CORPORATION                                                                          1,914,704
     28,628   ENCANA CORPORATION<<                                                                              1,535,892
     60,030   PRIDE INTERNATIONAL INCORPORATED+                                                                 1,504,952
    105,991   TALISMAN ENERGY INCORPORATED<<                                                                    1,631,201
                                                                                                                7,955,956
                                                                                                           --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.77%
     63,792   CONOCOPHILLIPS                                                                                    2,788,348
     83,131   EXXON MOBIL CORPORATION                                                                           5,851,591
     57,946   MARATHON OIL CORPORATION                                                                          1,868,759
                                                                                                               10,508,698
                                                                                                           --------------
PRIMARY METAL INDUSTRIES: 1.82%
     84,097   ALCOA INCORPORATED                                                                                  988,981
     24,236   UNITED STATES STEEL CORPORATION<<                                                                   963,381
                                                                                                                1,952,362
                                                                                                           --------------

                 Wells Fargo Advantage Large Cap Stock Funds 79


Portfolio of Investments--July 31, 2009

LARGE COMPANY VALUE FUND

   SHARES     SECURITY NAME                                                                                     VALUE
-----------   -------------                                                                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.72%
     58,939   MCGRAW-HILL COMPANIES INCORPORATED                                                           $    1,847,738
                                                                                                           --------------
RAILROAD TRANSPORTATION: 1.89%
     46,889   NORFOLK SOUTHERN CORPORATION                                                                      2,027,949
                                                                                                           --------------
RETAIL-DRUG STORES: 1.94%
     67,238   WALGREEN COMPANY                                                                                  2,087,740
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.22%
     15,602   FRANKLIN RESOURCES INCORPORATED                                                                   1,383,585
     12,724   GOLDMAN SACHS GROUP INCORPORATED<<                                                                2,077,829
                                                                                                                3,461,414
                                                                                                           --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.82%
     26,116   OWENS-ILLINOIS INCORPORATED+                                                                        886,377
                                                                                                           --------------
TRANSPORTATION EQUIPMENT: 1.94%
     21,085   GENERAL DYNAMICS CORPORATION                                                                      1,167,898
     20,714   NORTHROP GRUMMAN CORPORATION                                                                        923,426
                                                                                                                2,091,324
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $111,594,604)                                                                       104,959,636
                                                                                                           --------------
COLLATERAL FOR SECURITIES LENDING: 19.13%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.86%
  1,038,931   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                  1,038,931
  1,038,931   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                      1,038,931
  1,038,931   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                        1,038,931
  1,038,931   DWS MONEY MARKET SERIES INSTITUTIONAL                                                             1,038,931
                                                                                                                4,155,724
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
-----------                                                                        --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 15.27%
$   473,009   ABN AMRO BANK NV (Chicago)                                             0.37%    08/07/2009          473,017
    439,223   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.52     08/06/2009          439,191
     50,680   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.53     08/04/2009           50,677
    168,932   ANTALIS US FUNDING CORPORATION++(p)                                    0.30     08/20/2009          168,907
    168,932   ANTALIS US FUNDING CORPORATION++(p)                                    0.31     08/07/2009          168,923
     25,340   ARABELLA FINANCE LLC++(p)                                              0.75     08/07/2009           25,337
    337,864   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.27     08/10/2009          337,841
    437,373   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY US
                 TREASURY SECURITIES (MATURITY VALUE $437,382)                       0.24     08/03/2009          437,373
    228,058   BANK OF IRELAND                                                        0.30     08/04/2009          228,058
    152,039   BANK OF IRELAND                                                        0.60     08/07/2009          152,039
    329,417   BANK OF MONTREAL (CHICAGO)                                             0.28     08/10/2009          329,417
    132,840   BARTON CAPITAL CORPORATION++(p)                                        0.26     08/05/2009          132,836
    160,561   BRYANT BANK FUNDING LLC++(p)                                           0.27     08/17/2009          160,542
    422,330   CAFCO LLC++(p)                                                         0.24     08/03/2009          422,324
     33,786   CALCASIEU PARISH LA+/-ss                                               0.65     12/01/2027           33,786
     46,456   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.55     06/01/2028           46,456
    126,699   CALYON (NEW YORK)                                                      0.70     08/03/2009          126,702
    380,097   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.29     08/06/2009          380,082
     42,233   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35     08/03/2009           42,232
     90,942   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     02/25/2008            1,501
     70,016   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     05/19/2008            1,155
     22,362   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.80     10/01/2038           22,362
    126,699   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.55     08/14/2009          126,674

                 80 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

LARGE COMPANY VALUE FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    67,573   COOK COUNTY IL+/-ss                                                    0.70%    11/01/2030   $       67,573
    253,398   CRC FUNDING LLC++(p)                                                   0.26     08/11/2009          253,380
    219,612   CREDIT AGRICOLE SA                                                     0.20     08/03/2009          219,612
    523,689   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES (MATURITY VALUE
                 $523,700)                                                           0.26     08/03/2009          523,689
    236,505   DANSKE BANK A/S COPENHAGEN                                             0.20     08/03/2009          236,505
    337,864   DEN NORSKE BANK ASA++                                                  0.26     08/12/2009          337,837
    152,039   DENVER CO CITY & County School District+/-ss                           1.15     12/15/2037          152,039
    101,359   DEXIA DELAWARE LLC                                                     0.25     08/05/2009          101,356
    126,699   DEXIA DELAWARE LLC                                                     0.25     08/06/2009          126,695
     64,937   E.ON AG++                                                              0.26     08/17/2009           64,930
    211,165   ENTERPRISE FUNDING LLC++(p)                                            0.26     08/10/2009          211,151
    312,524   ERASMUS CAPITAL CORPORATION++(p)                                       0.32     08/05/2009          312,513
    169,042   FAIRWAY FINANCE CORPORATION++(p)                                       0.26     08/07/2009          169,034
    337,864   FORTIS BANK NV SA                                                      0.25     08/03/2009          337,864
    206,942   GDF SUEZ++                                                             0.26     08/04/2009          206,937
     63,349   GDF SUEZ++                                                             0.26     08/14/2009           63,344
    152,039   GDF SUEZ++                                                             0.26     08/26/2009          152,011
    337,864   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27     08/07/2009          337,849
    189,829   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $189,832)                0.21     08/03/2009          189,829
    168,932   GOTHAM FUNDING CORPORATION++(p)                                        0.27     08/04/2009          168,928
    126,699   GOTHAM FUNDING CORPORATION++(p)                                        0.28     08/07/2009          126,693
    324,326   GRYPHON FUNDING LIMITED+/-(a)(i)                                       0.00     08/23/2009           99,925
     13,937   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  1.00     11/01/2042           13,937
    126,699   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40     05/15/2034          126,699
     42,233   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.40     07/01/2029           42,233
     16,893   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.47     01/01/2018           16,893
    126,699   IRISH LIFE & Permanent plc++                                           0.56     08/03/2009          126,695
     42,233   Irish Life & Permanent plc++                                           0.60     08/04/2009           42,231
     59,126   Irish Life & Permanent plc++                                           0.60     08/05/2009           59,122
    692,621   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                 MORTGAGE BACKED SECURITIES (MATURITY VALUE $692,633)                0.21     08/03/2009          692,621
     25,340   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47     04/15/2025           25,340
    101,359   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                              0.55     08/03/2009          101,356
    253,398   LIBERTY STREET FUNDING CORPORATION++(p)                                0.25     08/24/2009          253,357
     16,893   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.32     08/05/2009           16,893
    280,849   MASSACHUSETTS HEFA+/-ss                                                0.32     10/01/2034          280,849
    422,330   MATCHPOINT MASTER TRUST++(p)                                           0.25     08/27/2009          422,254
     36,320   MISSISSIPPI STATE GO+/-ss                                              1.00     11/01/2028           36,320
     91,831   MONT BLANC CAPITAL CORPORATION++(p)                                    0.27     08/12/2009           91,824
    278,738   MONT BLANC CAPITAL CORPORATION++(p)                                    0.28     08/26/2009          278,683
     32,097   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.35     02/01/2036           32,097
    126,699   NATEXIS BANQUES POPULAIRES                                             0.24     08/04/2009          126,696
     67,573   NATEXIS BANQUES POPULAIRES                                             0.24     08/05/2009           67,571
     16,893   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.00     01/01/2018           16,893
     53,720   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.39     01/01/2034           53,720
     16,893   REGENCY MARKETS #1 LLC++(p)                                            0.25     08/07/2009           16,892
    308,926   REGENCY MARKETS #1 LLC++(p)                                            0.27     08/17/2009          308,889
    380,097   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.55     08/13/2009          380,027
    109,806   ROMULUS FUNDING CORPORATION++(p)                                       0.57     08/03/2009          109,802
    185,825   ROMULUS FUNDING CORPORATION++(p)                                       0.70     08/25/2009          185,738
    350,534   ROYAL BANK OF SCOTLAND CT                                              0.29     08/07/2009          350,534
    211,165   SALISBURY RECEIVABLES COMPANY++(p)                                     0.27     08/14/2009          211,144
    168,932   SCALDIS CAPITAL LIMITED++(p)                                           0.33     08/27/2009          168,892
    211,165   SCALDIS CAPITAL LIMITED++(p)                                           0.43     08/06/2009          211,152
    126,809   STRAIGHT A FUNDING LLC++(p)                                            0.25     08/20/2009          126,792
    211,165   STRAIGHT A FUNDING LLC++(p)                                            0.27     08/03/2009          211,162

                 Wells Fargo Advantage Large Cap Stock Funds 81


Portfolio of Investments--July 31, 2009

LARGE COMPANY VALUE FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE           VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   177,379   SURREY FUNDING CORPORATION++(p)                                        0.27%    08/25/2009   $      177,347
     42,149   SURREY FUNDING CORPORATION++(p)                                        0.27     08/28/2009           42,140
     50,680   SURREY FUNDING CORPORATION++(p)                                        0.32     08/03/2009           50,679
    422,330   TASMAN FUNDING INCORPORATED++(p)                                       0.80     08/05/2009          422,292
    253,398   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.25     08/27/2009          253,352
    135,146   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.27     08/10/2009          135,136
    152,039   TULIP FUNDING CORPORATION++(p)                                         0.29     08/06/2009          152,033
     76,019   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40     07/01/2032           76,019
    329,417   UNICREDITO ITALIANO (NEW YORK)                                         0.44     08/03/2009          329,417
     25,340   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43     12/15/2040           25,340
     33,786   VERSAILLES CP LLC++(p)                                                 0.50     08/04/2009           33,785
     84,466   VERSAILLES CP LLC++(p)                                                 0.50     08/05/2009           84,461
    117,459   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.26     07/28/2008           52,857
     68,209   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.29     08/07/2008           30,694
     83,412   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.48     04/03/2008           37,536
    135,378   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.49     02/15/2008           60,920
    354,757   WINDMILL FUNDING CORPORATION++(p)                                      0.26     08/11/2009          354,731
    135,146   YORKTOWN CAPITAL LLC++(p)                                              0.26     08/06/2009          135,141
                                                                                                               16,426,314
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,692,057)                                                     20,582,038
                                                                                                           --------------

   SHARES                                                                            YIELD
-----------                                                                        --------
SHORT-TERM INVESTMENTS: 3.77%
  4,046,748   WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~+++                         0.29%                      4,046,748
                                                                                                           --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,046,748)                                                                  4,046,748
TOTAL INVESTMENTS IN SECURITIES
(COST $136,333,409)*                                                      120.48%                          $  129,588,422
OTHER ASSETS AND LIABILITIES, NET                                         (20.48)                             (22,026,143)
                                                                          ------                           --------------
TOTAL NET ASSETS                                                          100.00%                          $  107,562,279
                                                                          ======                           ==============

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

ss These securities are subject to a demand feature which reduces the effective maturity.

+++  Short-term security of an affiliate of the Fund with a cost of $4,046,748.

* Cost for federal income tax purposes is $140,790,618 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation               $ 10,580,089
Gross unrealized depreciation                (21,782,285)
                                            ------------
Net unrealized appreciation (depreciation)  $(11,202,196)

The accompanying notes are an integral part of these financial statements.

                 82 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

U.S. VALUE FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
COMMON STOCKS: 98.87%
AEROSPACE, DEFENSE: 0.04%
     1,000    UNITED TECHNOLOGIES CORPORATION                                                              $       54,470
                                                                                                           --------------
BUSINESS SERVICES: 5.27%
    106,300   MICROSOFT CORPORATION                                                                             2,500,176
     93,000   MONSTER WORLDWIDE INCORPORATED+<<                                                                 1,211,790
      9,000   OMNICOM GROUP INCORPORATED                                                                          306,000
    107,000   TOTAL SYSTEM SERVICES INCORPORATED<<                                                              1,570,760
     70,000   YAHOO! INCORPORATED+                                                                              1,002,400
                                                                                                                6,591,126
                                                                                                           --------------
CHEMICALS & ALLIED PRODUCTS: 9.09%
        580   BASF AG ADR                                                                                          29,000
     60,000   Bristol-Myers Squibb Company                                                                      1,304,400
     25,000   DOW CHEMICAL COMPANY                                                                                529,250
     50,631   E.I. DU PONT DE NEMOURS & COMPANY                                                                 1,566,017
     55,000   JOHNSON & JOHNSON                                                                                 3,348,950
     89,000   PFIZER INCORPORATED                                                                               1,417,770
     57,000   PROCTER & GAMBLE COMPANY                                                                          3,164,070
                                                                                                               11,359,457
                                                                                                           --------------
COMMUNICATIONS: 4.99%
    106,800   AT&T INCORPORATED                                                                                 2,801,364
     35,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                        200,900
    123,300   COMCAST CORPORATION CLASS A<<                                                                     1,832,238
     25,083   TIME WARNER CABLE INCORPORATED<<                                                                    829,244
     17,800   VERIZON COMMUNICATIONS INCORPORATED                                                                 570,846
                                                                                                                6,234,592
                                                                                                           --------------
DEPOSITORY INSTITUTIONS: 8.92%
      9,163   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                            150,640
    115,461   BANK OF AMERICA CORPORATION                                                                       1,707,668
      7,000   BB&T CORPORATION                                                                                    160,160
      1,575   COMMERCE BANCSHARES INCORPORATED                                                                     57,740
     85,000   JPMORGAN CHASE & COMPANY                                                                          3,285,250
     11,000   KEYCORP                                                                                              63,580
      1,900   M&T BANK CORPORATION<<                                                                              110,808
      3,000   NORTHERN TRUST CORPORATION                                                                          179,430
     48,700   PNC FINANCIAL SERVICES GROUP                                                                      1,785,342
     13,000   REGIONS FINANCIAL CORPORATION                                                                        57,460
     10,000   SUNTRUST BANKS INCORPORATED                                                                         195,000
    166,000   US BANCORP<<                                                                                      3,388,060
                                                                                                               11,141,138
                                                                                                           --------------
E-COMMERCE/SERVICES: 0.63%
     37,000   EBAY INCORPORATED+<<                                                                                786,250
                                                                                                           --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.34%
     30,000   AQUA AMERICA INCORPORATED<<                                                                         541,800
     90,000   NISOURCE INCORPORATED                                                                             1,160,100
     24,000   PROGRESS ENERGY INCORPORATED<<                                                                      946,560
     54,500   REPUBLIC SERVICES INCORPORATED                                                                    1,449,700
     38,000   THE SOUTHERN COMPANY                                                                              1,193,200
     49,000   WASTE MANAGEMENT INCORPORATED                                                                     1,377,390
                                                                                                                6,668,750
                                                                                                           --------------

                 Wells Fargo Advantage Large Cap Stock Funds 83


Portfolio of Investments--July 31, 2009

U.S. VALUE FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.52%
     90,000   ATMI INCORPORATED+                                                                           $    1,637,100
    250,000   GENERAL ELECTRIC COMPANY                                                                          3,350,000
     86,000   NETAPP INCORPORATED+<<                                                                            1,931,560
    103,000   TEXAS INSTRUMENTS INCORPORATED                                                                    2,477,150
                                                                                                                9,395,810
                                                                                                           --------------
ENTERTAINMENT PRODUCTION: 0.19%
      5,000   DISCOVERY COMMUNICATIONS INCORPORATED - CLASS A+                                                    112,000
      5,000   DISCOVERY COMMUNICATIONS INCORPORATED - CLASS C+<<                                                  122,500
                                                                                                                  234,500
                                                                                                           --------------
FOOD & KINDRED PRODUCTS: 7.46%
     16,700   CAMPBELL SOUP COMPANY                                                                               518,201
     15,000   COCA-COLA ENTERPRISES INCORPORATED                                                                  281,850
     60,000   CONAGRA FOODS INCORPORATED                                                                        1,177,800
     83,000   KRAFT FOODS INCORPORATED CLASS A                                                                  2,352,220
     63,600   THE COCA-COLA COMPANY                                                                             3,169,824
     75,429   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                            1,821,610
                                                                                                                9,321,505
                                                                                                           --------------
GENERAL MERCHANDISE STORES: 1.19%
     34,000   TARGET CORPORATION                                                                                1,483,080
                                                                                                           --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.39%
     29,000   ANNALY CAPITAL MANAGEMENT INCORPORATED                                                              488,650
                                                                                                           --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.68%
     96,000   APPLIED MATERIALS INCORPORATED                                                                    1,324,800
    165,000   INTEL CORPORATION                                                                                 3,176,250
     63,113   KENNAMETAL INCORPORATED                                                                           1,345,569
                                                                                                                5,846,619
                                                                                                           --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.40%
     24,400   MARSH & MCLENNAN COMPANIES INCORPORATED                                                             498,248
                                                                                                           --------------
INSURANCE CARRIERS: 5.25%
     46,200   AETNA INCORPORATED                                                                                1,246,014
     17,800   ALLSTATE CORPORATION                                                                                478,998
     15,000   CHUBB CORPORATION                                                                                   692,700
      7,800   CIGNA CORPORATION                                                                                   221,520
      3,400   EVEREST REINSURANCE GROUP LIMITED<<                                                                 272,748
     97,000   THE PROGRESSIVE CORPORATION<<                                                                     1,511,260
     23,800   THE TRAVELERS COMPANIES INCORPORATED                                                              1,025,066
     18,300   UNITEDHEALTH GROUP INCORPORATED                                                                     513,498
     11,500   WELLPOINT INCORPORATED+                                                                             605,360
                                                                                                                6,567,164
                                                                                                           --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.10%
     50,000   BOSTON SCIENTIFIC CORPORATION+                                                                      537,000
      6,800   COVIDIEN LIMITED                                                                                    257,108
      5,000   DANAHER CORPORATION<<                                                                               306,200
     44,000   PERKINELMER INCORPORATED                                                                            775,720
     71,589   ROCKWELL AUTOMATION PLC                                                                           2,964,500
     33,000   THERMO FISHER SCIENTIFIC INCORPORATED+                                                            1,494,240
     25,600   WATERS CORPORATION+<<                                                                             1,286,400
                                                                                                                7,621,168
                                                                                                           --------------

                 84 Wells Fargo Advantage Large Cap Stock Funds


                                         Portfolio of Investments--July 31, 2009

U.S. VALUE FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.04%
     43,000   TYCO INTERNATIONAL LIMITED                                                                   $    1,299,460
                                                                                                           --------------
MISCELLANEOUS RETAIL: 1.18%
     70,000   STAPLES INCORPORATED                                                                              1,471,400
                                                                                                           --------------
MOTION PICTURES: 1.31%
     25,566   TIME WARNER INCORPORATED                                                                            681,590
     38,000   WALT DISNEY COMPANY<<                                                                               954,560
                                                                                                                1,636,150
                                                                                                           --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.86%
     22,000   FEDEX CORPORATION                                                                                 1,492,480
     30,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                           838,500
                                                                                                                2,330,980
                                                                                                           --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.05%
     90,000   DISCOVER FINANCIAL SERVICES                                                                       1,069,200
     14,600   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                              237,250
                                                                                                                1,306,450
                                                                                                           --------------
OIL FIELD EQUIPMENT & SERVICES: 0.95%
     33,000   NATIONAL OILWELL VARCO INCORPORATED+                                                              1,186,020
                                                                                                           --------------
OIL & GAS EXTRACTION: 6.74%
      8,000   CHESAPEAKE ENERGY CORPORATION<<                                                                     171,520
     46,600   DEVON ENERGY CORPORATION                                                                          2,706,994
     13,200   HALLIBURTON COMPANY                                                                                 291,588
     45,000   NOBLE ENERGY INCORPORATED                                                                         2,750,400
     45,000   TOTAL SA ADR<<                                                                                    2,504,250
                                                                                                                8,424,752
                                                                                                           --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 10.77%
     55,000   CHEVRON CORPORATION                                                                               3,820,850
     36,500   CONOCOPHILLIPS                                                                                    1,595,415
     89,800   EXXON MOBIL CORPORATION                                                                           6,321,022
     31,300   HESS CORPORATION                                                                                  1,727,760
                                                                                                               13,465,047
                                                                                                           --------------
PHARMACEUTICALS: 0.43%
     18,000   MERCK & COMPANY INCORPORATED<<                                                                      540,180
                                                                                                           --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.20%
     65,000   VIACOM INCORPORATED CLASS B+<<                                                                    1,505,400
                                                                                                           --------------
RETAIL-DRUG STORES: 2.24%
     90,000   WALGREEN COMPANY                                                                                  2,794,500
                                                                                                           --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.79%
      2,100   GOLDMAN SACHS GROUP INCORPORATED<<                                                                  342,930
     22,800   LEGG MASON INCORPORATED<<                                                                           641,592
                                                                                                                  984,522
                                                                                                           --------------
SOFTWARE: 0.64%
     37,000   ELECTRONIC ARTS INCORPORATED+                                                                       794,390
                                                                                                           --------------

                 Wells Fargo Advantage Large Cap Stock Funds 85


Portfolio of Investments--July 31, 2009

U.S. VALUE FUND

  SHARES      SECURITY NAME                                                                                    VALUE
-----------   -------------                                                                                --------------
TRANSPORTATION EQUIPMENT: 0.15%
      2,000   GENERAL DYNAMICS CORPORATION                                                                 $      110,780
      1,000   LOCKHEED MARTIN CORPORATION                                                                          74,760
                                                                                                                  185,540
                                                                                                           --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.06%
     56,000   SYSCO CORPORATION<<                                                                               1,330,560
                                                                                                           --------------
TOTAL COMMON STOCKS (COST $134,336,660)                                                                       123,547,878
                                                                                                           --------------
COLLATERAL FOR SECURITIES LENDING: 16.36%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.29%
  1,029,260   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                  1,029,260
  1,029,260   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                      1,029,260
  1,029,260   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                        1,029,260
  1,029,260   DWS MONEY MARKET SERIES INSTITUTIONAL                                                             1,029,260
                                                                                                                4,117,040
                                                                                                           --------------

                                                                                   INTEREST    MATURITY
 PRINCIPAL                                                                           RATE        DATE
-----------                                                                        --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 13.07%
  $ 468,606   ABN AMRO BANK NV (CHICAGO)                                             0.37%    08/07/2009          468,614
    435,134   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.52     08/06/2009          435,103
     50,208   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                        0.53     08/04/2009           50,206
    167,359   ANTALIS US FUNDING CORPORATION++(p)                                    0.30     08/20/2009          167,333
    167,359   ANTALIS US FUNDING CORPORATION++(p)                                    0.31     08/07/2009          167,351
     25,104   ARABELLA FINANCE LLC++(p)                                              0.75     08/07/2009           25,101
    334,719   ATLANTIC ASSET SECURITIZATION CORPORATION++(p)                         0.27     08/10/2009          334,696
    433,302   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
                 BY US TREASURY SECURITIES (MATURITY VALUE $433,311)                 0.24     08/03/2009          433,302
    225,935   BANK OF IRELAND                                                        0.30     08/04/2009          225,935
    150,623   BANK OF IRELAND                                                        0.60     08/07/2009          150,623
    326,351   BANK OF MONTREAL (CHICAGO)                                             0.28     08/10/2009          326,351
    131,603   BARTON CAPITAL CORPORATION++(p)                                        0.26     08/05/2009          131,599
    159,067   BRYANT BANK FUNDING LLC++(p)                                           0.27     08/17/2009          159,048
    418,398   CAFCO LLC++(p)                                                         0.24     08/03/2009          418,393
     33,472   CALCASIEU PARISH LA+/-ss                                               0.65     12/01/2027           33,472
     46,024   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss            0.55     06/01/2028           46,024
    125,519   CALYON (NEW YORK)                                                      0.70     08/03/2009          125,522
    376,558   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.29     08/06/2009          376,543
     41,840   CANCARA ASSET SECURITIZATION LIMITED++(p)                              0.35     08/03/2009           41,839
    107,960   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     02/25/2008            1,781
     83,118   CHEYNE FINANCE LLC+++/-####(a)(i)                                      0.00     05/19/2008            1,371
     22,154   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                              0.80     10/01/2038           22,154
    125,519   CONCORD MINUTEMAN CAPITAL COMPANY++(p)                                 0.55     08/14/2009          125,495
     66,944   COOK COUNTY IL+/-ss                                                    0.70     11/01/2030           66,944
    251,039   CRC FUNDING LLC++(p)                                                   0.26     08/11/2009          251,021
    217,567   CREDIT AGRICOLE SA                                                     0.20     08/03/2009          217,567
    518,814   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                 COLLATERALIZED BY US TREASURY SECURITIES
                 (MATURITY VALUE $518,825)                                           0.26     08/03/2009          518,814
    234,303   DANSKE BANK A/S COPENHAGEN                                             0.20     08/03/2009          234,303
    334,719   DEN NORSKE BANK ASA++                                                  0.26     08/12/2009          334,692
    150,623   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                           1.15     12/15/2037          150,623
    100,416   DEXIA DELAWARE LLC                                                     0.25     08/05/2009          100,413
    125,519   DEXIA DELAWARE LLC                                                     0.25     08/06/2009          125,515
     64,333   E.ON AG++                                                              0.26     08/17/2009           64,325

                 86 Wells Fargo Advantage Large Cap Stock Funds

                                         Portfolio of Investments--July 31, 2009

U.S. VALUE FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE          VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
  $ 209,199   Enterprise Funding LLC++(p)                                            0.26%    08/10/2009   $      209,186
    309,615   ERASMUS CAPITAL CORPORATION++(p)                                       0.32     08/05/2009          309,604
    167,468   FAIRWAY FINANCE CORPORATION++(p)                                       0.26     08/07/2009          167,461
    334,719   FORTIS BANK NV SA                                                      0.25     08/03/2009          334,719
    205,015   GDF SUEZ++                                                             0.26     08/04/2009          205,011
     62,760   GDF SUEZ++                                                             0.26     08/14/2009           62,754
    150,623   GDF SUEZ++                                                             0.26     08/26/2009          150,596
    334,719   GEMINI SECURITIZATION INCORPORATED++(p)                                0.27     08/07/2009          334,704
    188,062   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $188,065)                0.21     08/03/2009          188,062
    167,359   GOTHAM FUNDING CORPORATION++(p)                                        0.27     08/04/2009          167,356
    125,519   GOTHAM FUNDING CORPORATION++(p)                                        0.28     08/07/2009          125,514
    385,019   GRYPHON FUNDING LIMITED+/-(a)(i)                                       0.00     08/23/2009          118,624
     13,807   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                  1.00     11/01/2042           13,807
    125,519   HOUSTON TX UTILITY SYSTEM+/-ss                                         0.40     05/15/2034          125,519
     41,840   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                0.40     07/01/2029           41,840
     16,736   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                     0.47     01/01/2018           16,736
    125,519   IRISH LIFE & PERMANENT PLC++                                           0.56     08/03/2009          125,516
     41,840   IRISH LIFE & PERMANENT PLC++                                           0.60     08/04/2009           41,838
     58,576   IRISH LIFE & PERMANENT PLC++                                           0.60     08/05/2009           58,572
    686,173   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $686,185)                0.21     08/03/2009          686,173
     25,104   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                 0.47     04/15/2025           25,104
    100,416   LEXINGTON PARKER CAPITAL COMPANY LLC++(p)                              0.55     08/03/2009          100,413
    251,039   LIBERTY STREET FUNDING CORPORATION++(p)                                0.25     08/24/2009          250,999
     16,736   MANHATTAN ASSET FUNDING COMPANY++(p)                                   0.32     08/05/2009           16,735
    278,235   MASSACHUSETTS HEFA+/-SS                                                0.32     10/01/2034          278,235
    418,398   MATCHPOINT MASTER TRUST++(p)                                           0.25     08/27/2009          418,323
     35,982   MISSISSIPPI STATE GO+/-SS                                              1.00     11/01/2028           35,982
     90,977   MONT BLANC CAPITAL CORPORATION++(p)                                    0.27     08/12/2009           90,969
    276,143   MONT BLANC CAPITAL CORPORATION++(p)                                    0.28     08/26/2009          276,089
     31,798   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                              0.35     02/01/2036           31,798
    125,519   NATEXIS BANQUES POPULAIRES                                             0.24     08/04/2009          125,517
     66,944   NATEXIS BANQUES POPULAIRES                                             0.24     08/05/2009           66,942
     16,736   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                               2.00     01/01/2018           16,736
     53,220   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                               0.39     01/01/2034           53,220
     16,736   REGENCY MARKETS #1 LLC++(p)                                            0.25     08/07/2009           16,735
    306,050   REGENCY MARKETS #1 LLC++(p)                                            0.27     08/17/2009          306,013
    376,558   RHEIN-MAIN SECURITIZATION LIMITED++(p)                                 0.55     08/13/2009          376,489
    108,784   ROMULUS FUNDING CORPORATION++(p)                                       0.57     08/03/2009          108,780
    184,095   ROMULUS FUNDING CORPORATION++(p)                                       0.70     08/25/2009          184,009
    347,271   ROYAL BANK OF SCOTLAND CT                                              0.29     08/07/2009          347,271
    209,199   SALISBURY RECEIVABLES COMPANY++(p)                                     0.27     08/14/2009          209,179
    167,359   SCALDIS CAPITAL LIMITED++(p)                                           0.33     08/27/2009          167,319
    209,199   SCALDIS CAPITAL LIMITED++(p)                                           0.43     08/06/2009          209,187
    125,628   STRAIGHT A FUNDING LLC++(p)                                            0.25     08/20/2009          125,612
    209,199   STRAIGHT A FUNDING LLC++(p)                                            0.27     08/03/2009          209,196
    175,727   SURREY FUNDING CORPORATION++(p)                                        0.27     08/25/2009          175,696
     41,756   SURREY FUNDING CORPORATION++(p)                                        0.27     08/28/2009           41,748
     50,208   SURREY FUNDING CORPORATION++(p)                                        0.32     08/03/2009           50,207
    418,398   TASMAN FUNDING INCORPORATED++(p)                                       0.80     08/05/2009          418,361
    251,039   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.25     08/27/2009          250,994
    133,887   TICONDEROGA MASTER FUNDING LIMITED++(p)                                0.27     08/10/2009          133,878
    150,623   TULIP FUNDING CORPORATION++(p)                                         0.29     08/06/2009          150,617
     75,312   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                      0.40     07/01/2032           75,312

                 Wells Fargo Advantage Large Cap Stock Funds 87


Portfolio of Investments--July 31, 2009

U.S. VALUE FUND

                                                                                   INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                                                          RATE        DATE          VALUE
-----------   -------------                                                        --------   ----------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
  $ 326,351   UNICREDITO ITALIANO (NEW YORK)                                         0.44%    08/03/2009   $      326,351
     25,104   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                      0.43     12/15/2040           25,104
     33,472   VERSAILLES CP LLC++(p)                                                 0.50     08/04/2009           33,470
     83,680   VERSAILLES CP LLC++(p)                                                 0.50     08/05/2009           83,675
    139,440   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.26     07/28/2008           62,748
     80,973   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.29     08/07/2008           36,438
     99,022   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.48     04/03/2008           44,560
    160,712   VICTORIA FINANCE LLC+++/-####(a)(i)                                    0.49     02/15/2008           72,320
    351,455   WINDMILL FUNDING CORPORATION++(p)                                      0.26     08/11/2009          351,421
    133,887   YORKTOWN CAPITAL LLC++(p)                                              0.26     08/06/2009          133,883
                                                                                                               16,329,300
                                                                                                           --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,655,212)                                                     20,446,340
                                                                                                           --------------

  SHARES                                                                             YIELD
-----------                                                                        --------
SHORT-TERM INVESTMENTS: 1.59%
  1,985,502   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                           0.29%                      1,985,502
TOTAL SHORT-TERM INVESTMENTS (COST $1,985,502)                                                                  1,985,502
                                                                                                           --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $156,977,374)*                                                     116.82%                           $  145,979,720
OTHER ASSETS AND LIABILITIES, NET                                        (16.82)                              (21,014,760)
                                                                         ------                            --------------
TOTAL NET ASSETS                                                         100.00%                             $124,964,960
                                                                         ------                            --------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed Commercial Paper.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $1,985,502.

ss These securities are subject to a demand feature which reduces the effective maturity.

* Cost for federal income tax purposes is $157,755,852 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $ 11,015,864
Gross unrealized depreciation                 (22,791,996)
                                             ------------
Net unrealized appreciation (depreciation)   $(11,776,132)

The accompanying notes are an integral part of these financial statements.

                 88 Wells Fargo Advantage Large Cap Stock Funds


                             Statements of Assets and Liabilities--July 31, 2009

                                                                                     Capital         Endeavor
                                                                                     Growth           Select
                                                                                      Fund             Fund
                                                                                 --------------   --------------
ASSETS
   Investments
      In securities, at value (including securities on loan) .................   $1,366,768,302   $1,229,006,929
      Collateral received for securities loaned (Note 2) .....................      147,384,507      141,539,863
      In affiliates ..........................................................       16,693,389       54,085,155
                                                                                 --------------   --------------
   Total investments at value (see cost below) ...............................    1,530,846,198    1,424,631,947
                                                                                 --------------   --------------
   Receivable for Fund shares issued .........................................        1,383,491       31,576,282
   Receivable for investments sold ...........................................        5,108,847                0
   Receivables for dividends .................................................        2,434,998        2,344,214
                                                                                 --------------   --------------
Total assets .................................................................    1,539,773,534    1,458,552,443
                                                                                 --------------   --------------
LIABILITIES
   Payable for Fund shares redeemed ..........................................          126,316        2,229,013
   Payable for investments purchased .........................................       11,434,732       23,227,876
   Payable upon receipt of securities loaned (Note 2) ........................      154,472,905      148,836,833
   Payable to investment advisor and affiliates (Note 3) .....................          804,251          812,072
   Accrued expenses and other liabilities ....................................          291,698          201,699
                                                                                 --------------   --------------
Total liabilities ............................................................      167,129,902      175,307,493
                                                                                 --------------   --------------
TOTAL NET ASSETS .............................................................   $1,372,643,632   $1,283,244,950
                                                                                 --------------   --------------
NET ASSETS CONSIST OF
   Paid-in capital ...........................................................   $1,846,789,680   $1,716,134,171
   Undistributed net investment income (loss) ................................        3,774,579        3,418,686
   Undistributed net realized loss on investments ............................     (533,156,234)    (586,179,951)
   Net unrealized appreciation (depreciation) of investments .................       59,442,131      154,000,377
   Net unrealized depreciation of collateral received for securities loaned ..       (4,206,524)      (4,128,333)
                                                                                 --------------   --------------
TOTAL NET ASSETS .............................................................   $1,372,643,632   $1,283,244,950
                                                                                 --------------   --------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A ......................................................   $   21,064,171   $  155,665,644
   Shares outstanding - Class A ..............................................        1,780,623       21,470,292
   Net asset value per share - Class A .......................................   $        11.83   $         7.25
   Maximum offering price per share - Class A(2) .............................   $        12.55   $         7.69
   Net assets - Class B ......................................................               NA   $    3,975,674
   Shares outstanding - Class B ..............................................               NA          588,981
   Net asset value and offering price per share - Class B ....................               NA   $         6.75
   Net assets - Class C ......................................................   $    6,771,508   $    9,139,177
   Shares outstanding - Class C ..............................................          581,104        1,354,346
   Net asset value and offering price per share - Class C ....................   $        11.65   $         6.75
   Net assets - Administrator Class ..........................................   $  680,868,808   $  247,297,757
   Shares outstanding - Administrator Class ..................................       55,932,456       33,714,176
   Net asset value and offering price per share - Administrator Class ........   $        12.17   $         7.34
   Net assets - Institutional Class ..........................................   $  443,930,741   $  867,166,698
   Shares outstanding - Institutional Class ..................................       36,172,877      117,383,680
   Net asset value and offering price per share - Institutional Class ........   $        12.27   $         7.39
   Net assets - Investor Class ...............................................   $  220,008,404               NA
   Shares outstanding - Investor Class .......................................       18,654,429               NA
   Net asset value and offering price per share - Investor Class .............   $        11.79               NA
                                                                                 --------------   --------------
Investments at cost ..........................................................   $1,475,610,591   $1,274,759,903
                                                                                 --------------   --------------
Securities on loan, at value (Note 2) ........................................   $  148,852,347   $  141,847,665
                                                                                 --------------   --------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 89


Statements of Assets and Liabilities--July 31, 2009

                   Large Cap         Large          Large
    Growth           Growth         Company        Company      U.S. Value
     Fund             Fund         Core Fund     Value Fund        Fund
--------------   -------------   ------------   ------------   ------------


$1,252,903,561   $ 263,561,895   $225,500,759   $104,959,636   $123,547,878
   279,123,788      39,161,813     27,522,601     20,582,038     20,446,340
     7,639,182       3,234,023      1,564,692      4,046,748      1,985,502
--------------   -------------   ------------   ------------   ------------
 1,539,666,531     305,957,731    254,588,052    129,588,422    145,979,720
--------------   -------------   ------------   ------------   ------------
     2,294,663         644,501        243,455         44,184         27,087
     4,921,329         637,774              0      1,065,257              0
       731,652         271,327        316,048        213,467        215,805
--------------   -------------   ------------   ------------   ------------
 1,547,614,175     307,511,333    255,147,555    130,911,330    146,222,612
--------------   -------------   ------------   ------------   ------------

       935,783         341,514        289,927         66,745         51,204
     8,307,567       1,931,318              0      2,325,826        327,549
   288,518,373      40,201,759     28,409,935     20,842,139     20,766,357
     1,078,833         162,500        143,577         61,883         55,606
       334,258          97,817         88,334         52,458         56,936
--------------   -------------   ------------   ------------   ------------
   299,174,814      42,734,908     28,931,773     23,349,051     21,257,652
--------------   -------------   ------------   ------------   ------------
$1,248,439,361   $ 264,776,425   $226,215,782   $107,562,279   $124,964,960
--------------   -------------   ------------   ------------   ------------

$1,373,670,798   $ 554,308,943   $328,605,961   $142,171,357   $161,989,298
             0         200,102        340,531         46,649        185,444
  (144,728,201)   (271,101,485)   (70,529,990)   (27,910,740)   (26,212,128)
    25,122,618     (17,932,725)   (31,640,314)    (6,634,968)   (10,788,781)
    (5,625,854)       (698,410)      (560,406)      (110,019)      (208,873)
--------------   -------------   ------------   ------------   ------------
$1,248,439,361   $ 264,776,425   $226,215,782   $107,562,279   $124,964,960
--------------   -------------   ------------   ------------   ------------

$   46,250,423              NA   $  7,057,946   $    164,623   $    732,226
     2,188,342              NA        403,532         16,728         77,539
$        21.13              NA   $      17.49   $       9.84   $       9.44
$        22.42              NA   $      18.56   $      10.44   $      10.02
            NA              NA   $  1,641,835             NA   $  1,104,723
            NA              NA         94,079             NA        117,613
            NA              NA   $      17.45             NA   $       9.39
$    2,387,079              NA   $  1,252,306   $    274,224   $    759,837
       117,954              NA         71,758         27,329         81,501
$        20.24              NA   $      17.45   $      10.03   $       9.32
$  196,301,285              NA   $     39,647   $    185,038   $101,372,969
     8,931,146              NA          2,264         18,752     10,879,373
$        21.98              NA   $      17.51   $       9.87   $       9.32
$  255,282,363              NA   $ 17,732,039   $      7,672             NA
    11,364,095              NA      1,002,235            778             NA
$        22.46              NA   $      17.69   $       9.86             NA
$  748,218,211   $ 264,776,425   $198,492,009   $106,930,722   $ 20,995,205
    35,390,141      12,165,080     11,281,698     10,642,738      2,190,654
$        21.14   $       21.77   $      17.59   $      10.05   $       9.58
--------------   -------------   ------------   ------------   ------------
$1,520,169,767   $ 324,588,866   $286,788,772   $136,333,409   $156,977,374
--------------   -------------   ------------   ------------   ------------
$  287,959,700   $  39,550,298   $ 26,386,710   $ 21,402,692   $ 20,811,770
--------------   -------------   ------------   ------------   ------------

                 90 Wells Fargo Advantage Large Cap Stock Funds


                      Statements of Operations--For the Year Ended July 31, 2009

                                                                                    Capital         Endeavor
                                                                                     Growth          Select
                                                                                      Fund            Fund
                                                                                 -------------   --------------
INVESTMENT INCOME
   Dividends(1) ..............................................................   $  14,515,548   $  12,879,852
   Income from affiliated securities .........................................         541,108         678,290
   Securities lending income .................................................         375,674         383,584
                                                                                 -------------   -------------
Total investment income ......................................................      15,432,330      13,941,726
                                                                                 -------------   -------------
EXPENSES
   Advisory fees .............................................................       8,106,489       7,827,290
   Administration fees
      Fund Level .............................................................         612,769         589,651
      Class A ................................................................          60,442         455,521
      Class B ................................................................              NA          14,325
      Class C ................................................................          16,765          24,768
      Administrator Class ....................................................         568,432         214,623
      Institutional Class ....................................................         320,360         630,425
      Investor Class .........................................................         890,355              NA
   Custody fees ..............................................................         245,108         235,860
   Shareholder servicing fees (Note 3) .......................................       2,044,892         952,842
   Accounting fees ...........................................................         117,116         106,665
   Distribution fees (Note 3)
      Class B ................................................................              NA          38,371
      Class C ................................................................          44,907          66,342
   Professional fees .........................................................          38,284          46,447
   Registration fees .........................................................          68,130          66,136
   Shareholder reports .......................................................         306,958         475,833
   Trustees' fees ............................................................          10,578          10,578
   Other fees and expenses ...................................................          43,395          43,238
                                                                                 -------------   -------------
Total expenses ...............................................................      13,494,980      11,798,915
                                                                                 -------------   -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..............................      (1,648,855)     (1,035,651)
   Net expenses ..............................................................      11,846,125      10,763,264
                                                                                 -------------   -------------
Net investment income (loss) .................................................       3,586,205       3,178,462
                                                                                 -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities ................................................................    (529,584,455)   (563,590,848)
   Investments of collateral received for securities loaned ..................        (372,587)       (704,915)
                                                                                 -------------   -------------
Net realized gain and loss from investments ..................................    (529,957,042)   (564,295,763)
                                                                                 -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ................................................................      66,075,032      28,875,071
   Investments of collateral received for securities loaned ..................      (2,096,022)     (1,676,058)
                                                                                 -------------   -------------
Net change in unrealized appreciation (depreciation) of investments ..........      63,979,010      27,199,013
                                                                                 -------------   -------------
Net realized and unrealized gain (loss) on investments .......................    (465,978,032)   (537,096,750)
                                                                                 -------------   -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................   $(462,391,827)  $(533,918,288)
                                                                                 -------------   -------------
(1.) Net of foreign withholding taxes of .....................................   $     209,060   $     221,015

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 91


Statements of Operations--For the Year Ended July 31, 2009

                  Large Cap        Large          Large
    Growth         Growth         Company        Company      U.S. Value
     Fund           Fund         Core Fund     Value Fund        Fund
-------------   ------------   ------------   ------------   ------------

$   8,583,239   $  3,096,877   $  4,890,118   $  3,607,397   $  3,581,561
      274,209         77,554         39,918         35,907         55,061
      534,128         41,043         19,842         47,585         33,271
-------------   ------------   ------------   ------------   ------------
    9,391,576      3,215,474      4,949,878      3,690,889      3,669,893
-------------   ------------   ------------   ------------   ------------

    7,760,425      1,780,910      1,482,418        759,765        805,339

      539,895        129,479        105,887         54,269         57,524
       82,001             NA         19,722            219          2,580
           NA             NA          4,760             NA          3,790
        3,457             NA          3,233            214          2,214
      146,013             NA            288            540         91,557
      166,059             NA         13,336              6             NA
    2,696,914        984,041        716,468        418,577         79,215
      215,958         50,883         42,355         21,708         23,010
    2,175,656        636,040        446,159        271,059        287,282
       83,796         28,253         60,028         49,987         45,926

           NA             NA         12,750             NA         10,152
        9,259             NA          8,659            574          5,930
       43,353         41,092         36,673         45,092         43,927
       64,348         16,199         47,465         65,528         36,319
      166,753         28,622         88,482         65,568         36,655
       10,578         10,578         10,578         10,578         10,578
       34,224         10,052         13,505          8,578          8,188
-------------   ------------   ------------   ------------   ------------
   14,198,689      3,716,149      3,112,766      1,772,262      1,550,186
-------------   ------------   ------------   ------------   ------------

     (974,602)      (689,151)      (479,930)      (311,713)      (359,146)
   13,224,087      3,026,998      2,632,836      1,460,549      1,191,040
-------------   ------------   ------------   ------------   ------------
   (3,832,511)       188,476      2,317,042      2,230,340      2,478,853
-------------   ------------   ------------   ------------   ------------


 (106,733,888)   (65,959,032)   (64,636,872)   (26,683,772)   (20,825,072)
     (813,091)      (147,409)      (139,944)       127,110        107,520
-------------   ------------   ------------   ------------   ------------
 (107,546,979)   (66,106,441)   (64,776,816)   (26,556,662)   (20,717,552)
-------------   ------------   ------------   ------------   ------------

  (99,653,559)       896,790      4,308,599     (9,148,458)    (6,140,876)
   (2,631,356)      (380,614)      (261,722)      (269,283)      (254,838)
-------------   ------------   ------------   ------------   ------------
 (102,284,915)       516,176      4,046,877     (9,417,741)    (6,395,714)
-------------   ------------   ------------   ------------   ------------
 (209,831,894)   (65,590,265)   (60,729,939)   (35,974,403)   (27,113,266)
-------------   ------------   ------------   ------------   ------------
$(213,664,405)  $(65,401,789)  $(58,412,897)  $(33,744,063)  $(24,634,413)
-------------   ------------   ------------   ------------   ------------
$      35,885   $      8,357   $      4,320   $     14,109   $     22,170

                 92 Wells Fargo Advantage Large Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                                CAPITAL GROWTH FUND
                                                                         -------------------------------
                                                                            For the           For the
                                                                           Year Ended       Year Ended
                                                                          July 31, 2009    July 31, 2008
                                                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................   $1,639,344,170   $1,156,594,820
OPERATIONS
   Net investment income (loss) ......................................        3,586,205       (2,607,945)
   Net realized gain (loss) on investments ...........................     (529,957,042)      63,997,574
   Net change in unrealized appreciation (depreciation)
      of investments .................................................       63,979,010      (83,713,854)
                                                                         --------------   --------------
Net decrease in net assets resulting from operations .................     (462,391,827)     (22,324,225)
                                                                         --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ........................................................                0                0
      Class B ........................................................               NA               NA
      Class C ........................................................                0                0
      Administrator Class ............................................                0                0
      Institutional Class ............................................                0                0
      Investor Class .................................................                0                0
   Net realized gain on sales of investments
      Class A ........................................................         (954,537)        (124,847)
      Class B ........................................................               NA               NA
      Class C ........................................................         (264,298)         (70,071)
      Administrator Class ............................................      (22,693,086)     (31,907,273)
      Institutional Class ............................................      (16,485,253)     (18,118,300)
      Investor Class .................................................       (9,843,385)     (21,521,951)
                                                                         --------------   --------------
Total distributions to shareholders ..................................      (50,240,559)     (71,742,442)
                                                                         --------------   --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A (Note 1) ......................        6,445,619       37,290,292
   Reinvestment of distributions - Class A ...........................          938,106          122,751
   Cost of shares redeemed - Class A .................................       (8,586,168)      (3,099,106)
                                                                         --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .........................................       (1,202,443)      34,313,937
                                                                         --------------   --------------
   Proceeds from shares sold - Class B ...............................               NA               NA
   Reinvestment of distributions - Class B ...........................               NA               NA
   Cost of shares redeemed - Class B .................................               NA               NA
                                                                         --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B .........................................               NA               NA
                                                                         --------------   --------------
   Proceeds from shares sold - Class C (Note 1) ......................        2,842,244        9,053,813
   Reinvestment of distributions - Class C ...........................          169,153           63,580
   Cost of shares redeemed - Class C .................................       (1,386,922)        (331,480)
                                                                         --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .........................................        1,624,475        8,785,913
                                                                         --------------   --------------
   Proceeds from shares sold - Administrator Class ...................      682,873,645      909,327,143
   Reinvestment of distributions - Administrator Class ...............       19,464,021       27,878,014
   Cost of shares redeemed - Administrator Class .....................     (494,218,471)    (724,970,870)
                                                                         --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .............................      208,119,195      212,234,287
                                                                         --------------   --------------
   Proceeds from shares sold - Institutional Class ...................      287,429,550      768,383,939
   Reinvestment of distributions - Institutional Class ...............       16,371,620       17,862,886
   Cost of shares redeemed - Institutional Class .....................     (233,159,181)    (494,150,573)
                                                                         --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .............................       70,641,989      292,096,252
                                                                         --------------   --------------
   Proceeds from shares sold - Investor Class ........................       72,169,813      126,036,978
   Reinvestment of distributions - Investor Class ....................        6,988,086       15,530,919
   Cost of shares redeemed - Investor Class ..........................     (112,409,267)    (112,182,269)
                                                                         --------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ..................................      (33,251,368)      29,385,628
                                                                         --------------   --------------
Net increase (decrease) in net assets resulting from capital share
      transactions - Total ...........................................      245,931,848      576,816,017
                                                                         --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS ................................     (266,700,538)     482,749,350
                                                                         --------------   --------------
ENDING NET ASSETS ....................................................   $1,372,643,632   $1,639,344,170
                                                                         --------------   --------------

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 93


Statements of Changes in Net Assets

      ENDEAVOR SELECT FUND                   GROWTH FUND                LARGE CAP GROWTH FUND
-------------------------------   -------------------------------   -----------------------------
    For the          For the          For the          For the         For the         For the
  Year Ended       Year Ended       Year Ended       Year Ended       Year Ended      Year Ended
 July 31, 2009    July 31, 2008    July 31, 2009    July 31, 2008   July 31, 2009   July 31, 2008
--------------   --------------   --------------   --------------   -------------   -------------

$1,694,467,475   $1,390,307,760   $1,365,088,815   $1,479,805,580    $350,352,074   $388,699,550

     3,178,462         (322,372)      (3,832,511)      (8,630,984)        188,476       (488,190)
  (564,295,763)      24,519,371     (107,546,979)     109,458,797     (66,106,441)    69,856,553
    27,199,013      (16,421,877)    (102,284,915)    (168,943,283)        516,176    (75,679,752)
--------------   --------------   --------------   --------------    ------------   ------------
  (533,918,288)       7,775,122     (213,664,405)     (68,115,470)    (65,401,789)    (6,311,389)
--------------   --------------   --------------   --------------    ------------   ------------


             0                0                0                0              NA             NA
             0                0               NA               NA              NA             NA
             0                0                0                0              NA             NA
             0                0                0                0              NA             NA
             0       (1,338,584)               0                0              NA             NA
            NA               NA                0                0               0              0

    (5,939,368)      (1,790,001)               0                0              NA             NA
      (202,063)         (99,299)              NA               NA              NA             NA
      (335,195)        (100,340)               0                0              NA             NA
    (7,183,197)      (2,112,463)               0                0              NA             NA
   (27,764,756)     (11,389,753)               0                0              NA             NA
            NA               NA                0                0               0              0
--------------   --------------   --------------   --------------    ------------   ------------
   (41,424,579)     (16,830,440)               0                0               0              0
--------------   --------------   --------------   --------------    ------------   ------------

   118,470,774      212,312,902       48,287,837       68,066,296              NA             NA
     5,801,163        1,746,562                0                0              NA             NA
  (119,667,709)    (133,702,200)     (33,828,620)     (53,911,285)             NA             NA
--------------   --------------   --------------   --------------    ------------   ------------

     4,604,228       80,357,264       14,459,217       14,155,011              NA             NA
--------------   --------------   --------------   --------------    ------------   ------------
       325,707        2,076,873               NA               NA              NA             NA
       193,198           94,121               NA               NA              NA             NA
    (2,431,334)      (3,573,941)              NA               NA              NA             NA
--------------   --------------   --------------   --------------    ------------   ------------

    (1,912,429)      (1,402,947)              NA               NA              NA             NA
--------------   --------------   --------------   --------------    ------------   ------------
     3,448,867        4,948,578        1,449,693        1,238,472              NA             NA
       320,167           97,497                0                0              NA             NA
    (2,547,896)      (2,315,494)        (258,432)        (176,518)             NA             NA
--------------   --------------   --------------   --------------    ------------   ------------

     1,221,138        2,730,581        1,191,261        1,061,954              NA             NA
--------------   --------------   --------------   --------------    ------------   ------------
   139,776,629      228,809,567      161,996,212       58,484,998              NA             NA
     6,113,165        2,018,825                0                0              NA             NA
   (84,855,077)     (60,615,306)     (62,981,828)     (71,351,986)             NA             NA
--------------   --------------   --------------   --------------    ------------   ------------

    61,034,717      170,213,086       99,014,384      (12,866,988)             NA             NA
--------------   --------------   --------------   --------------    ------------   ------------
   417,124,892      443,193,893       75,251,619      124,435,754              NA             NA
    20,164,744       10,954,779                0                0              NA             NA
  (338,116,948)    (392,831,623)     (44,082,147)    (117,804,441)             NA             NA
--------------   --------------   --------------   --------------    ------------   ------------

    99,172,688       61,317,049       31,169,472        6,631,313              NA             NA
--------------   --------------   --------------   --------------    ------------   ------------
            NA               NA       68,819,845      157,421,747      22,659,186     28,517,716
            NA               NA                0                0               0              0
            NA               NA     (117,639,228)    (213,004,332)    (42,833,046)   (60,553,803)
--------------   --------------   --------------   --------------    ------------   ------------

            NA               NA      (48,819,383)     (55,582,585)    (20,173,860)   (32,036,087)
--------------   --------------   --------------   --------------    ------------   ------------

   164,120,342      313,215,033       97,014,951      (46,601,295)    (20,173,860)   (32,036,087)
--------------   --------------   --------------   --------------    ------------   ------------
  (411,222,525)     304,159,715     (116,649,454)    (114,716,765)    (85,575,649)   (38,347,476)
--------------   --------------   --------------   --------------    ------------   ------------
$1,283,244,950   $1,694,467,475   $1,248,439,361   $1,365,088,815    $264,776,425   $350,352,074
--------------   --------------   --------------   --------------    ------------   ------------

                 94 Wells Fargo Advantage Large Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                              CAPITAL GROWTH FUND
                                                                         -----------------------------
                                                                            For the         For the
                                                                           Year Ended      Year Ended
                                                                         July 31, 2009   July 31, 2008
                                                                         -------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A (Note 1) ....................................        535,266       2,088,279
   Shares issued in reinvestment of distributions - Class A ..........         96,712           6,397
   Shares redeemed - Class A .........................................       (769,249)       (177,318)
                                                                         ------------    ------------
   Net increase (decrease) in shares outstanding - Class A ...........       (137,271)      1,917,358
                                                                         ------------    ------------
   Shares sold - Class B .............................................             NA              NA
   Shares issued in reinvestment of distributions - Class B ..........             NA              NA
   Shares redeemed - Class B .........................................             NA              NA
                                                                         ------------    ------------
   Net increase (decrease) in shares outstanding - Class B ...........             NA              NA
                                                                         ------------    ------------
   Shares sold - Class C (Note 1) ....................................        245,564         463,703
   Shares issued in reinvestment of distributions - Class C ..........         17,620           3,322
   Shares redeemed - Class C .........................................       (130,617)        (19,024)
                                                                         ------------    ------------
   Net increase (decrease) in shares outstanding - Class C ...........        132,567         448,001
                                                                         ------------    ------------
   Shares sold - Administrator Class .................................     58,590,210      48,163,627
   Shares issued in reinvestment of distributions - Administrator
      Class ..........................................................      1,954,219       1,420,174
   Shares redeemed - Administrator Class .............................    (42,236,852)    (38,254,445)
                                                                         ------------    ------------
   Net increase (decrease) in shares outstanding - Administrator
      Class ..........................................................     18,307,577      11,329,356
                                                                         ------------    ------------
   Shares sold - Institutional Class .................................     24,780,572      39,758,187
   Shares issued in reinvestment of distributions - Institutional
      Class ..........................................................      1,632,266         905,827
   Shares redeemed - Institutional Class .............................    (19,980,244)    (25,650,984)
                                                                         ------------    ------------
   Net increase (decrease) in shares outstanding - Institutional
      Class ..........................................................      6,432,594      15,013,030
                                                                         ------------    ------------
   Shares sold - Investor Class ......................................      6,160,576       6,819,782
   Shares issued in reinvestment of distributions - Investor
      Class ..........................................................        721,910         810,167
   Shares redeemed - Investor Class ..................................     (9,860,222)     (6,095,844)
                                                                         ------------    ------------
   Net increase (decrease) in shares outstanding - Investor
      Class ..........................................................     (2,977,736)      1,534,105
                                                                         ------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ........................................     21,757,731      30,241,850
                                                                         ------------    ------------
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT
   INCOME (LOSS) .....................................................   $  3,774,579    $          0
                                                                         ------------    ------------

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 95


Statements of Changes in Net Assets

    ENDEAVOR SELECT FUND                 GROWTH FUND                 LARGE CAP GROWTH FUND
-----------------------------   -----------------------------   -----------------------------
   For the         For the         For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended     Year Ended       Year Ended
July 31, 2009   July 31, 2008   July 31, 2009   July 31, 2008   July 31, 2009   July 31, 2008
-------------   -------------   -------------   -------------   -------------   -------------

  15,367,930      18,580,676       2,699,601       2,517,869             NA               NA
     957,288         150,956               0               0             NA               NA
 (16,839,611)    (11,714,944)     (1,899,934)     (2,007,149)            NA               NA
------------    ------------     -----------     -----------     ----------       ----------
    (514,393)      7,016,688         799,667         510,720             NA               NA
------------    ------------     -----------     -----------     ----------       ----------
      52,134         198,652              NA              NA             NA               NA
      34,074           8,603              NA              NA             NA               NA
    (390,482)       (343,237)             NA              NA             NA               NA
------------    ------------     -----------     -----------     ----------       ----------
    (304,274)       (135,982)             NA              NA             NA               NA
------------    ------------     -----------     -----------     ----------       ----------
     489,180         468,991          80,092          48,130             NA               NA
      56,566           8,920               0               0             NA               NA
    (399,764)       (223,091)        (15,916)         (7,046)            NA               NA
------------    ------------     -----------     -----------     ----------       ----------
     145,982         254,820          64,176          41,084             NA               NA
------------    ------------     -----------     -----------     ----------       ----------
  20,012,258      20,683,841       7,859,426       2,071,737             NA               NA

   1,000,518         173,439               0               0             NA               NA
 (12,637,282)     (5,424,097)     (3,137,896)     (2,582,239)            NA               NA
------------    ------------     -----------     -----------     ----------       ----------

   8,375,494      15,433,183       4,721,530        (510,502)            NA               NA
------------    ------------     -----------     -----------     ----------       ----------
  57,126,618      39,557,692       3,729,942       4,455,662             NA               NA

   3,278,820         937,820               0               0             NA               NA
 (48,715,259)    (35,140,157)     (2,145,773)     (4,217,477)            NA               NA
------------    ------------     -----------     -----------     ----------       ----------

  11,690,179       5,355,355       1,584,169         238,185             NA               NA
------------    ------------     -----------     -----------     ----------       ----------
          NA              NA       3,704,370       5,713,969      1,159,863        1,005,404

          NA              NA               0               0              0                0
          NA              NA      (6,284,370)     (7,964,448)    (2,154,399)      (2,147,311)
------------    ------------     -----------     -----------     ----------       ----------

          NA              NA      (2,580,000)     (2,250,479)      (994,536)      (1,141,907)
------------    ------------     -----------     -----------     ----------       ----------

  19,392,988      27,924,064       4,589,542      (1,970,992)      (994,536)      (1,141,907)
------------    ------------     -----------     -----------     ----------       ----------

$  3,418,686    $          0     $         0     $         0     $  200,102       $        0
------------    ------------     -----------     -----------     ----------       ----------

                 96 Wells Fargo Advantage Large Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                            LARGE COMPANY CORE FUND
                                                                         -----------------------------
                                                                            For the         For the
                                                                           Year Ended      Year Ended
                                                                         July 31, 2009   July 31, 2008
                                                                         -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................   $ 279,632,846    $306,436,508
OPERATIONS
   Net investment income (loss) ......................................       2,317,042       2,183,228
   Net realized gain (loss) on investments ...........................     (64,776,816)     12,385,234
   Net change in unrealized appreciation (depreciation) of
      investments ....................................................       4,046,877     (54,016,734)
                                                                         -------------    ------------
Net increase (decrease) in net assets resulting from operations ......     (58,412,897)    (39,448,272)
                                                                         -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ........................................................         (76,843)        (27,796)
      Class B ........................................................         (11,033)              0
      Class C ........................................................          (7,101)              0
      Administrator Class ............................................          (4,510)         (9,015)
      Institutional Class ............................................        (242,519)       (409,980)
      Investor Class .................................................      (1,766,656)     (1,611,319)
   Net realized gain on sales of investments
      Class A ........................................................               0               0
      Class B ........................................................               0               0
      Class C ........................................................               0               0
      Administrator Class ............................................               0               0
      Institutional Class ............................................               0               0
      Investor Class .................................................               0               0
                                                                         -------------    ------------
Total distributions to shareholders ..................................      (2,108,662)     (2,058,110)
                                                                         -------------    ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A (Note 1) ......................       2,044,985      11,831,603
   Reinvestment of distributions - Class A ...........................          75,504          27,667
   Cost of shares redeemed - Class A .................................      (3,551,915)     (3,116,520)
                                                                         -------------    ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A .........................................      (1,431,426)      8,742,750
                                                                         -------------    ------------
   Proceeds from shares sold - Class B (Note 1) ......................          26,168       3,276,966
   Reinvestment of distributions - Class B ...........................          10,863               0
   Cost of shares redeemed - Class B .................................        (389,470)        (35,434)
                                                                         -------------    ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B .........................................        (352,439)      3,241,532
                                                                         -------------    ------------
   Proceeds from shares sold - Class C (Note 1) ......................         113,462       2,239,477
   Reinvestment of distributions - Class C ...........................           6,866               0
   Cost of shares redeemed - Class C .................................        (311,156)         (8,513)
                                                                         -------------    ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C .........................................        (190,828)      2,230,964
                                                                         -------------    ------------
   Proceeds from shares sold - Administrator Class ...................         924,812         425,202
   Reinvestment of distributions - Administrator Class ...............           4,510           8,828
   Cost of shares redeemed - Administrator Class .....................      (1,129,451)     (2,566,385)
                                                                         -------------    ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .............................        (200,129)     (2,132,355)
                                                                         -------------    ------------
   Proceeds from shares sold - Institutional Class ...................       4,380,652       6,275,259
   Reinvestment of distributions - Institutional Class ...............         242,519         409,980
   Cost of shares redeemed - Institutional Class .....................      (5,152,773)    (13,282,694)
                                                                         -------------    ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .............................        (529,602)     (6,597,455)
                                                                         -------------    ------------
   Proceeds from shares sold - Investor Class (Note 1) ...............     127,967,145      71,340,855
   Reinvestment of distributions - Investor Class ....................       1,335,598       1,344,150
   Cost of shares redeemed - Investor Class ..........................    (119,493,824)    (63,467,721)
                                                                         -------------    ------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ..................................       9,808,919       9,217,284
                                                                         -------------    ------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ..............................................       7,104,495      14,702,720
                                                                         -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ................................     (53,417,064)    (26,803,662)
                                                                         =============    ============
ENDING NET ASSETS ....................................................   $ 226,215,782    $279,632,846
                                                                         =============    ============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 97


Statements of Changes in Net Assets

   LARGE COMPANY VALUE FUND            U.S. VALUE FUND
-----------------------------   -----------------------------
   For the         For the         For the         For the
 Year Ended       Year Ended     Year Ended       Year Ended
July 31, 2009   July 31, 2008   July 31, 2009   July 31, 2008
-------------   -------------   -------------   -------------

$153,984,039    $199,780,144    $150,908,468    $186,379,916

   2,230,340       3,074,988       2,478,853       3,289,335
 (26,556,662)     14,874,876     (20,717,552)      9,387,539

  (9,417,741)    (31,194,349)     (6,395,714)    (46,541,475)
------------    ------------    ------------    ------------
 (33,744,063)    (13,244,485)    (24,634,413)    (33,864,601)
------------    ------------    ------------    ------------


      (1,782)            (37)        (19,038)        (32,280)
          NA              NA         (16,787)        (26,736)
        (631)            (20)        (10,460)        (13,299)
      (6,884)        (35,964)     (2,207,569)     (2,539,253)
        (207)            (48)             NA              NA
  (2,311,530)     (2,989,407)       (402,374)       (533,781)

      (5,328)              0               0        (474,495)
          NA              NA               0        (747,146)
        (750)              0               0        (360,821)
     (34,974)        (88,452)              0     (30,231,364)
        (767)              0              NA              NA
 (11,188,567)    (12,790,375)              0      (8,209,869)
------------    ------------    ------------    ------------
 (13,551,420)    (15,904,303)     (2,656,228)    (43,169,044)
------------    ------------    ------------    ------------

     143,416          13,849         338,081         109,285
       7,110              37          18,114         500,259
      (2,691)              0        (627,341)     (1,272,742)
------------    ------------    ------------    ------------

     147,835          13,886        (271,146)       (663,198)
------------    ------------    ------------    ------------
          NA              NA           6,781          91,811
          NA              NA          16,098         736,474
          NA              NA        (666,139)     (1,304,304)
------------    ------------    ------------    ------------

          NA              NA        (643,260)       (476,019)
------------    ------------    ------------    ------------
     228,792          10,000          74,942         151,821
       1,381              20           8,614         320,133
           0               0        (239,935)       (488,145)
------------    ------------    ------------    ------------

     230,173          10,020        (156,379)        (16,191)
------------    ------------    ------------    ------------
     213,787       2,019,564      10,630,696      28,021,727
      41,186          63,002       2,205,453      32,768,211
  (2,246,395)     (2,925,609)     (9,424,656)    (19,276,240)
------------    ------------    ------------    ------------

  (1,991,422)       (843,043)      3,411,493      41,513,698
------------    ------------    ------------    ------------
           0          10,000              NA              NA
         974              48              NA              NA
           0               0              NA              NA
------------    ------------    ------------    ------------

         974          10,048              NA              NA
------------    ------------    ------------    ------------
  10,523,458      11,243,522       1,646,329       1,655,792
  12,574,559      14,773,522         384,893       8,416,946
 (20,611,854)    (41,855,272)     (3,024,797)     (8,868,831)
------------    ------------    ------------    ------------

   2,486,163     (15,838,228)       (993,575)      1,203,907
------------    ------------    ------------    ------------

     873,723     (16,647,317)      1,347,133      41,562,197
------------    ------------    ------------    ------------
 (46,421,760)    (45,796,105)    (25,943,508)    (35,471,448)
============    ============    ============    ============
$107,562,279    $153,984,039    $124,964,960    $150,908,468
============    ============    ============    ============

                 98 Wells Fargo Advantage Large Cap Stock Funds


                                             Statements of Changes in Net Assets

                                                                            LARGE COMPANY CORE FUND
                                                                         -----------------------------
                                                                            For the         For the
                                                                           Year Ended      Year Ended
                                                                         July 31, 2009   July 31, 2008
                                                                         -------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A (Note 1) ....................................        133,842         476,661
   Shares issued in reinvestment of distributions - Class A ..........          4,814           1,159
   Shares redeemed - Class A .........................................       (227,003)       (130,841)
                                                                          -----------     -----------
   Net increase (decrease) in shares outstanding - Class A ...........        (88,347)        346,979
                                                                          -----------     -----------
   Shares sold - Class B (Note 1) ....................................          1,897         119,061
   Shares issued in reinvestment of distributions - Class B ..........            702               0
   Shares redeemed - Class B .........................................        (25,956)         (1,625)
                                                                          -----------     -----------
   Net increase (decrease) in shares outstanding - Class B ...........        (23,357)        117,436
                                                                          -----------     -----------
   Shares sold - Class C (Note 1) ....................................          7,077          81,870
   Shares issued in reinvestment of distributions - Class C ..........            447               0
   Shares redeemed - Class C .........................................        (17,245)           (391)
                                                                          -----------     -----------
   Net increase (decrease) in shares outstanding - Class C ...........         (9,721)         81,479
                                                                          -----------     -----------
   Shares sold - Administrator Class .................................         61,526         113,069
   Shares issued in reinvestment of distributions - Administrator
      Class ..........................................................            300             368
   Shares redeemed - Administrator Class .............................        (74,680)       (115,675)
                                                                          -----------     -----------
   Net increase (decrease) in shares outstanding - Administrator
      Class ..........................................................        (12,854)         (2,238)
                                                                          -----------     -----------
   Shares sold - Institutional Class .................................        269,285         261,378
   Shares issued in reinvestment of distributions - Institutional
      Class ..........................................................         15,286          17,008
   Shares redeemed - Institutional Class .............................       (326,357)       (571,914)
                                                                          -----------     -----------
   Net increase (decrease) in shares outstanding - Institutional
      Class ..........................................................        (41,786)       (293,528)
                                                                          -----------     -----------
   Shares sold - Investor Class (Note 1) .............................      8,404,556       2,947,347
   Shares issued in reinvestment of distributions - Investor Class ...         86,142          56,091
   Shares redeemed - Investor Class ..................................     (8,245,595)     (2,627,586)
                                                                          -----------     -----------
   Net increase (decrease) in shares outstanding - Investor Class ....        245,103         375,852
                                                                          -----------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ................................................         69,038         625,980
                                                                          ===========     ===========
ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT INCOME
   (LOSS) ............................................................    $   340,531     $   125,118
                                                                          ===========     ===========

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 99


Statements of Changes in Net Assets

   LARGE COMPANY VALUE FUND            U.S. VALUE FUND
-----------------------------   -----------------------------
   For the         For the         For the         For the
  Year Ended      Year Ended      Year Ended      Year Ended
July 31, 2009   July 31, 2008   July 31, 2009   July 31, 2008
-------------   -------------   -------------   -------------

      15,344             941          36,655           7,299
         780               2           1,970          36,666
        (339)              0         (77,184)        (82,229)
 -----------     -----------      ----------     -----------
      15,785             943         (38,559)        (38,264)
 -----------     -----------      ----------     -----------
          NA              NA             800           6,647
          NA              NA           1,806          54,384
          NA              NA         (72,769)        (89,557)
 -----------     -----------      ----------     -----------
          NA              NA         (70,163)        (28,526)
 -----------     -----------      ----------     -----------
      26,519             660           9,197          11,345
         149               1             973          23,795
           0               0         (27,009)        (35,211)
 -----------     -----------      ----------     -----------
      26,668             661         (16,839)            (71)
 -----------     -----------      ----------     -----------
      15,453         131,778       1,196,776       1,945,526

       4,411           3,910         248,423       2,432,297
    (167,782)       (173,159)       (882,326)     (1,393,598)
 -----------     -----------      ----------     -----------

    (147,918)        (37,471)        562,873       2,984,225
 -----------     -----------      ----------     -----------
           0             670              NA              NA

         105               3              NA              NA
           0               0              NA              NA
 -----------     -----------      ----------     -----------

         105             673              NA              NA
 -----------     -----------      ----------     -----------
   1,024,825         689,594         184,893         119,171
   1,328,627         893,789          42,115         607,985
  (2,042,750)     (2,566,024)       (335,701)       (617,989)
 -----------     -----------      ----------     -----------
     310,702        (982,641)       (108,693)        109,167
 -----------     -----------      ----------     -----------

     205,342      (1,017,835)        328,619       3,026,531
 ===========     ===========      ==========     ===========

 $    46,649     $   204,794      $  185,444     $   356,871
 ===========     ===========      ==========     ===========

                 100 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized      from Net
                                                Value Per     Investment      Gain (Loss)      Investment
                                                  Share     Income (Loss)   on Investments       Income
                                                ---------   -------------   --------------   -------------
CAPITAL GROWTH FUND
Class A
August 1, 2008 to July 31, 2009 .............     $17.60     (0.00)(4, 5)      (5.26)             0.00
August 1, 2007 to July 31, 2008 .............     $18.64     (0.08)(5)          0.08              0.00
July 31, 2007(10) ...........................     $18.64      0.00              0.00              0.00
Class C
August 1, 2008 to July 31, 2009 .............     $17.47     (0.08)(5)         (5.23)             0.00
August 1, 2007 to July 31, 2008 .............     $18.64     (0.22)(5)          0.09              0.00
July 31, 2007(10) ...........................     $18.64      0.00              0.00              0.00
Administrator Class
August 1, 2008 to July 31, 2009 .............     $18.03      0.04(5)          (5.39)             0.00
August 1, 2007 to July 31, 2008 .............     $19.03     (0.02)(5)          0.06              0.00
August 1, 2006 to July 31, 2007 .............     $16.07     (0.02)(5)          3.08              0.00
August 1, 2005 to July 31, 2006 .............     $16.70     (0.03)(5)         (0.12)             0.00
January 1, 2005 to July 31, 2005(6) .........     $15.82     (0.02)(5)          0.91              0.00
January 1, 2004 to December 31, 2004 ........     $13.40     (0.01)             2.43(7)           0.00
Institutional Class
August 1, 2008 to July 31, 2009 .............     $18.14      0.06(5)          (5.42)             0.00
August 1, 2007 to July 31, 2008 .............     $19.10      0.01(5)           0.07              0.00
August 1, 2006 to July 31, 2007 .............     $16.10      0.02(5)           3.08              0.00
August 1, 2005 to July 31, 2006 .............     $16.71     (0.00)(4, 5)      (0.13)             0.00
April 11, 2005(8) to July 31, 2005 ..........     $15.21     (0.00)(4, 5)       1.50              0.00
Investor Class
August 1, 2008 to July 31, 2009 .............     $17.56     (0.01)(5)         (5.25)             0.00
August 1, 2007 to July 31, 2008 .............     $18.64     (0.10)(5)          0.06              0.00
August 1, 2006 to July 31, 2007 .............     $15.81     (0.10)(5)          3.03              0.00
August 1, 2005 to July 31, 2006 .............     $16.52     (0.11)(5)         (0.12)             0.00
January 1, 2005 to July 31, 2005(6) .........     $15.70     (0.06)(5)          0.89              0.00
January 1, 2004 to December 31, 2004 ........     $13.36     (0.06)             2.40              0.00

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4.) Amount is less than $0.005.

(5.) Calculated based upon average shares outstanding.

(6.) In 2005, the Fund changed its fiscal year end from December 31 to July 31.

(7.) Includes redemption fee of $0.01.

(8.) Commencement of class operations.

(9.) The Administrator class had a small income distribution compared to net investment income due to significant shareholder activity. Distribution per share amounts are determined using a different methodology than that used for calculating Net Investment Income (Loss) ratios.

(10.) Class A and Class C were incepted on July 31, 2007 and had no activity during the year.

(11.) On June 20, 2008 Advisor Class was renamed to Class A and Class Z was renamed to Investor Class.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 101


Financial Highlights


                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


    (0.51)         $11.83        (0.01)%        1.31%     (0.06)%     1.25%     (29.23)%      172%         $ 21,064
    (1.04)         $17.60        (0.45)%        1.22%      0.00%      1.22%      (0.46)%      151%         $ 33,756
     0.00          $18.64         0.00%         0.00%      0.00%      0.00%       0.00%       114%         $     10

    (0.51)         $11.65        (0.70)%        2.02%     (0.06)%     1.96%     (29.75)%      172%         $  6,772
    (1.04)         $17.47        (1.21)%        2.14%     (0.14)%     2.00%      (1.18)%      151%         $  7,835
     0.00          $18.64         0.00%         0.00%      0.00%      0.00%       0.00%       114%         $     10

    (0.51)         $12.17         0.33%         1.13%     (0.19)%     0.94%     (29.02)%      172%         $680,869
    (1.04)         $18.03        (0.11)%        1.12%     (0.18)%     0.94%      (0.24)%      151%         $678,414
    (0.10)         $19.03        (0.09)%        1.18%     (0.24)%     0.94%      19.08%       114%         $500,499
    (0.48)         $16.07        (0.19)%        1.21%     (0.27)%     0.94%      (1.10)%       89%         $380,588
    (0.01)         $16.70        (0.24)%        1.27%     (0.34)%     0.93%       5.64%        57%         $ 75,840
     0.00          $15.82        (0.08)%        1.32%     (0.38)%     0.94%      18.06%       239%         $  4,895

    (0.51)         $12.27         0.51%         0.86%     (0.11)%     0.75%     (28.90)%      172%         $443,931
    (1.04)         $18.14         0.07%         0.85%     (0.10)%     0.75%      (0.02)%      151%         $539,373
    (0.10)         $19.10         0.11%         0.91%     (0.15)%     0.76%      19.36%       114%         $281,353
    (0.48)         $16.10        (0.03)%        0.94%     (0.14)%     0.80%      (0.98)%       89%         $109,801
     0.00          $16.71        (0.10)%        0.98%     (0.18)%     0.80%       9.86%        57%         $ 44,171

    (0.51)         $11.79        (0.12)%        1.41%     (0.05)%     1.36%     (29.30)%      172%         $220,008
    (1.04)         $17.56        (0.54)%        1.42%     (0.03)%     1.39%      (0.68)%      151%         $379,966
    (0.10)         $18.64        (0.56)%        1.53%     (0.11)%     1.42%      18.63%       114%         $374,723
    (0.48)         $15.81        (0.64)%        1.55%     (0.13)%     1.42%      (1.61)%       89%         $236,878
    (0.01)         $16.52        (0.71)%        1.67%     (0.23)%     1.44%       5.30%        57%         $182,934
     0.00          $15.70        (0.55)%        1.77%     (0.33)%     1.44%      17.51%       239%         $ 99,455

                 102 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized      from Net
                                                Value Per     Investment      Gain (Loss)      Investment
                                                  Share     Income (Loss)   on Investments       Income
                                                ---------   -------------   --------------   -------------
ENDEAVOR SELECT FUND
Class A
August 1, 2008 to July 31, 2009 .............     $10.81      (0.01)(5)         (3.29)            0.00
August 1, 2007 to July 31, 2008 .............     $10.85      (0.04)(5)          0.10             0.00
August 1, 2006 to July 31, 2007 .............     $ 9.35      (0.04)(5)          1.54             0.00
August 1, 2005 to July 31, 2006 .............     $ 9.47      (0.05)(5)          0.02             0.00
January 1, 2005 to July 31, 2005(6) .........     $ 9.16      (0.04)(5)          0.56             0.00
January 1, 2004 to December 31, 2004 ........     $ 8.36      (0.09)(5)          1.47             0.00
Class B
August 1, 2008 to July 31, 2009 .............     $10.18      (0.06)(5)         (3.11)            0.00
August 1, 2007 to July 31, 2008 .............     $10.29      (0.12)(5)          0.11             0.00
August 1, 2006 to July 31, 2007 .............     $ 8.94      (0.11)(5)          1.46             0.00
August 1, 2005 to July 31, 2006 .............     $ 9.12      (0.12)(5)          0.03             0.00
January 1, 2005 to July 31, 2005(6) .........     $ 8.87      (0.07)(5)          0.53             0.00
January 1, 2004 to December 31, 2004 ........     $ 8.18      (0.15)(5)          1.42             0.00
Class C
August 1, 2008 to July 31, 2009 .............     $10.18      (0.05)(5)         (3.12)            0.00
August 1, 2007 to July 31, 2008 .............     $10.28      (0.12)(5)          0.12             0.00
August 1, 2006 to July 31, 2007 .............     $ 8.93      (0.11)(5)          1.46             0.00
August 1, 2005 to July 31, 2006 .............     $ 9.11      (0.12)(5)          0.03             0.00
January 1, 2005 to July 31, 2005(6) .........     $ 8.87      (0.08)(5)          0.53             0.00
January 1, 2004 to December 31, 2004 ........     $ 8.18      (0.16)(5)          1.43             0.00
Administrator Class
August 1, 2008 to July 31, 2009 .............     $10.91       0.01(5)          (3.32)            0.00
August 1, 2007 to July 31, 2008 .............     $10.91      (0.01)(5)          0.11             0.00
August 1, 2006 to July 31, 2007 .............     $ 9.37      (0.01)(5)          1.55             0.00
August 1, 2005 to July 31, 2006 .............     $ 9.47      (0.02)(5)          0.01             0.00
April 11, 2005(8) to July 31, 2005 ..........     $ 8.60      (0.02)(5)          0.89             0.00
Institutional Class
August 1, 2008 to July 31, 2009 .............     $10.97       0.03(5)          (3.35)            0.00
August 1, 2007 to July 31, 2008 .............     $10.96       0.01(5)           0.11            (0.01)
August 1, 2006 to July 31, 2007 .............     $ 9.40       0.01(5)           1.55             0.00
August 1, 2005 to July 31, 2006 .............     $ 9.47      (0.01)(5)          0.03             0.00
April 11, 2005(8) to July 31, 2005 ..........     $ 8.60      (0.01)(5)          0.88             0.00
GROWTH FUND
Class A
August 1, 2008 to July 31, 2009 .............     $25.20      (0.08)(5)         (3.99)            0.00
August 1, 2007 to July 31, 2008(11) .........     $26.36      (0.16)(5)         (1.00)            0.00
August 1, 2006 to July 31, 2007 .............     $20.45      (0.15)(5)          6.06             0.00
August 1, 2005 to July 31, 2006 .............     $19.84      (0.16)(5)          0.77             0.00
January 1, 2005 to July 31, 2005(6) .........     $19.22      (0.10)(5)          0.72             0.00
January 1, 2004 to December 31, 2004 ........     $17.09      (0.15)(5)          2.28             0.00
Class C
August 1, 2008 to July 31, 2009 .............     $24.30      (0.21)(5)         (3.85)            0.00
August 1, 2007 to July 31, 2008 .............     $25.62      (0.35)(5)         (0.97)            0.00
August 1, 2006 to July 31, 2007 .............     $20.03      (0.31)(5)          5.90             0.00
August 1, 2005 to July 31, 2006 .............     $19.57      (0.32)(5)          0.78             0.00
January 1, 2005 to July 31, 2005(6) .........     $19.00      (0.14)(5)          0.71             0.00
January 1, 2004 to December 31, 2004 ........     $17.03      (0.30)(5)          2.27             0.00

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 103


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


    (0.26)         $ 7.25        (0.08)%        1.32%     (0.07)%     1.25%     (30.10)%     173%         $  155,666
    (0.10)         $10.81        (0.38)%        1.31%     (0.06)%     1.25%       0.50%      154%         $  237,689
     0.00(4)       $10.85        (0.40)%        1.36%     (0.11)%     1.25%      16.05%       91%         $  162,421
    (0.09)         $ 9.35        (0.53)%        1.40%     (0.15)%     1.25%      (0.33)%      84%         $  148,765
    (0.21)         $ 9.47        (0.73)%        1.53%     (0.14)%     1.39%       5.93%       54%         $   50,932
    (0.58)         $ 9.16        (1.05)%        1.61%     (0.04)%     1.57%      16.80%      169%         $   94,805

    (0.26)         $ 6.75        (0.85)%        2.07%     (0.07)%     2.00%     (30.71)%     173%         $    3,976
    (0.10)         $10.18        (1.12)%        2.06%     (0.06)%     2.00%      (0.15)%     154%         $    9,097
     0.00(4)       $10.29        (1.16)%        2.11%     (0.11)%     2.00%      15.11%       91%         $   10,596
    (0.09)         $ 8.94        (1.28)%        2.15%     (0.15)%     2.00%      (1.01)%      84%         $   11,353
    (0.21)         $ 9.12        (1.47)%        2.28%     (0.15)%     2.13%       5.44%       54%         $    4,403
    (0.58)         $ 8.87        (1.72)%        2.39%     (0.04)%     2.35%      15.82%      169%         $    1,800

    (0.26)         $ 6.75        (0.82)%        2.07%     (0.07)%     2.00%     (30.70)%     173%         $    9,139
    (0.10)         $10.18        (1.13)%        2.06%     (0.06)%     2.00%      (0.06)%     154%         $   12,297
     0.00(4)       $10.28        (1.14)%        2.11%     (0.11)%     2.00%      15.12%       91%         $    9,805
    (0.09)         $ 8.93        (1.30)%        2.15%     (0.15)%     2.00%      (1.01)%      84%         $    6,890
    (0.21)         $ 9.11        (1.52)%        2.32%     (0.14)%     2.18%       5.33%       54%         $    1,802
    (0.58)         $ 8.87        (1.82)%        2.41%     (0.04)%     2.37%      15.82%      169%         $    1,080

    (0.26)         $ 7.34         0.20%         1.14%     (0.14)%     1.00%     (29.91)%     173%         $  247,298
    (0.10)         $10.91        (0.12)%        1.12%     (0.12)%     1.00%       0.87%      154%         $  276,388
     0.00(4)       $10.91        (0.14)%        1.17%     (0.17)%     1.00%      16.44%       91%         $  108,062
    (0.09)         $ 9.37        (0.25)%        1.22%     (0.22)%     1.00%      (0.12)%      84%         $   74,520
     0.00          $ 9.47        (0.67)%        1.30%     (0.30)%     1.00%       10.12%      54%         $   79,964

    (0.26)         $ 7.39         0.38%         0.88%     (0.08)%     0.80%     (29.84)%     173%         $  867,167
    (0.10)         $10.97         0.07%         0.86%     (0.06)%     0.80%       1.06%      154%         $1,158,997
     0.00(4)       $10.96         0.06%         0.91%     (0.11)%     0.80%      16.60%       91%         $1,099,424
    (0.09)         $ 9.40        (0.12)%        0.95%     (0.15)%     0.80%       0.20%       84%         $  534,868
     0.00          $ 9.47        (0.20)%        1.03%     (0.23)%     0.80%      10.12%       54%         $      161


     0.00          $21.13        (0.44)%        1.35%     (0.06)%     1.29%     (16.15)%      88%         $   46,250
     0.00          $25.20        (0.60)%        1.35%     (0.05)%     1.30%      (4.40)%     122%         $   34,992
     0.00          $26.36        (0.63)%        1.34%     (0.04)%     1.30%      28.85%      117%         $   23,142
     0.00          $20.45        (0.77)%        1.33%     (0.03)%     1.30%       3.07%      123%         $   16,468
     0.00          $19.84        (0.93)%        1.43%     (0.04)%     1.39%       3.23%       76%         $    9,762
     0.00          $19.22        (0.86)%        1.59%     (0.05)%     1.54%      12.46%       92%         $    6,357

     0.00          $20.24        (1.17)%        2.07%     (0.05)%     2.02%     (16.71)%      88%         $    2,387
     0.00          $24.30        (1.36)%        2.11%     (0.06)%     2.05%      (5.15)%     122%         $    1,307
     0.00          $25.62        (1.35)%        2.09%     (0.04)%     2.05%      27.86%      117%         $      325
     0.00          $20.03        (1.52)%        2.08%     (0.03)%     2.05%       2.35%      123%         $      170
     0.00          $19.57        (1.36)%        1.94%     (0.15)%     1.79%       3.00%       76%         $      146
     0.00          $19.00        (1.74)%        3.35%     (0.93)%     2.42%      11.57%       92%         $      314

                 104 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized      from Net
                                                Value Per     Investment      Gain (Loss)      Investment
                                                  Share     Income (Loss)   on Investments       Income
                                                ---------   -------------   --------------   -------------
GROWTH FUND (continued)
Administrator Class
August 1, 2008 to July 31, 2009 .............     $26.12     (0.01)(5)          (4.13)          0.00
August 1, 2007 to July 31, 2008 .............     $27.23     (0.07)(5)          (1.04)          0.00
August 1, 2006 to July 31, 2007 .............     $21.06     (0.07)(5)           6.24           0.00
August 1, 2005 to July 31, 2006 .............     $20.35     (0.10)(5)           0.81           0.00
January 1, 2005 to July 31, 2005(6) .........     $19.68     (0.06)(5)           0.73           0.00
January 1, 2004 to December 31, 2004 ........     $17.38     (0.03)(5)           2.33           0.00
Institutional Class
August 1, 2008 to July 31, 2009 .............     $26.65      0.01(5)           (4.20)          0.00
August 1, 2007 to July 31, 2008 .............     $27.74     (0.03)(5)          (1.06)          0.00
August 1, 2006 to July 31, 2007 .............     $21.42     (0.04)(5)           6.36           0.00
August 1, 2005 to July 31, 2006 .............     $20.68     (0.07)(5)           0.81           0.00
January 1, 2005 to July 31, 2005(6) .........     $19.99     (0.05)(5)           0.74           0.00
January 1, 2004 to December 31, 2004 ........     $17.65     (0.03)(5)           2.37           0.00
Investor Class
August 1, 2008 to July 31, 2009 .............     $25.23     (0.10)(5)          (3.99)          0.00
August 1, 2007 to July 31, 2008 .............     $26.43     (0.20)(5)          (1.00)          0.00
August 1, 2006 to July 31, 2007 .............     $20.55     (0.19)(5)           6.07           0.00
August 1, 2005 to July 31, 2006 .............     $19.96     (0.20)(5)           0.79           0.00
January 1, 2005 to July 31, 2005(6) .........     $19.35     (0.11)(5)           0.72           0.00
January 1, 2004 to December 31, 2004 ........     $17.19     (0.13)(5)           2.29           0.00
LARGE CAP GROWTH FUND
Investor Class
August 1, 2008 to July 31, 2009 .............     $26.62      0.02(5)           (4.87)          0.00
August 1, 2007 to July 31, 2008 .............     $27.18     (0.04)             (0.52)          0.00
August 1, 2006 to July 31, 2007 .............     $23.18     (0.07)              4.07           0.00
August 1, 2005 to July 31, 2006 .............     $23.57     (0.10)             (0.29)          0.00
January 1, 2005 to July 31, 2005(6) .........     $22.75     (0.07)              0.89           0.00
January 1, 2004 to December 31, 2004 ........     $20.94     (0.07)              1.88           0.00
LARGE COMPANY CORE FUND
Class A
August 1, 2008 to July 31, 2009 .............     $21.74      0.19(5)           (4.26)         (0.18)
August 1, 2007 to July 31, 2008(11) .........     $25.04      0.21(5)           (3.31)         (0.20)
August 1, 2006 to July 31, 2007 .............     $20.31      0.11(5)            4.76          (0.14)
August 1, 2005 to July 31, 2006 .............     $20.70      0.10(5)           (0.38)         (0.11)
January 1, 2005 to July 31, 2005(6) .........     $21.21      0.05(5)           (0.51)         (0.05)
January 1, 2004 to December 31, 2004 ........     $19.57      0.08               1.65          (0.09)
Class B
August 1, 2008 to July 31, 2009 .............     $21.74      0.08(5)           (4.27)         (0.10)
July 18, 2008(8) to July 31, 2008 ...........     $21.69      0.00(4, 5)         0.05           0.00
Class C
August 1, 2008 to July 31, 2009 .............     $21.74      0.08(5)           (4.27)         (0.10)
July 18, 2008(8) to July 31, 2008 ...........     $21.69      0.00(4, 5)         0.05           0.00
Administrator Class
August 1, 2008 to July 31, 2009 .............     $21.75      0.22(5)           (4.27)         (0.19)
August 1, 2007 to July 31, 2008 .............     $25.05      0.18(5)           (3.24)         (0.24)
August 1, 2006 to July 31, 2007 .............     $20.27      0.54(5)            4.37          (0.13)(9)
August 1, 2005 to July 31, 2006 .............     $20.67      0.14(5)           (0.39)         (0.15)
January 1, 2005 to July 31, 2005(6) .........     $21.17      0.09(5)           (0.51)         (0.08)
January 1, 2004 to December 31, 2004 ........     $19.52      0.19               1.63          (0.17)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 105


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total     Turnover     End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


     0.00          $21.98        (0.07)%        1.18%     (0.22)%     0.96%     (15.85)%      88%         $  196,301
     0.00          $26.12        (0.25)%        1.17%     (0.21)%     0.96%      (4.08)%     122%         $  109,958
     0.00          $27.23        (0.29)%        1.16%     (0.20)%     0.96%      29.25%      117%         $  128,523
     0.00          $21.06        (0.44)%        1.16%     (0.20)%     0.96%       3.49%      123%         $  110,565
     0.00          $20.35        (0.51)%        1.20%     (0.24)%     0.96%       3.40%       76%         $   65,886
     0.00          $19.68        (0.19)%        1.31%     (0.36)%     0.95%      13.23%       92%         $   66,658

     0.00          $22.46         0.07%         0.91%     (0.11)%     0.80%     (15.72)%      88%         $  255,282
     0.00          $26.65        (0.10)%        0.90%     (0.10)%     0.80%      (3.93)%     122%         $  260,671
     0.00          $27.74        (0.14)%        0.89%     (0.07)%     0.82%      29.46%      117%         $  264,648
     0.00          $21.42        (0.33)%        0.88%     (0.03)%     0.85%       3.58%      123%         $  179,549
     0.00          $20.68        (0.47)%        0.96%     (0.04)%     0.92%       3.45%       76%         $  315,764
     0.00          $19.99        (0.17)%        0.93%     (0.04)%     0.89%      13.26%       92%         $  294,892

     0.00          $21.14        (0.54)%        1.46%     (0.06)%     1.40%     (16.21)%      88%         $  748,218
     0.00          $25.23        (0.73)%        1.49%     (0.05)%     1.44%      (4.54)%     122%         $  958,160
     0.00          $26.43        (0.80)%        1.51%     (0.04)%     1.47%      28.61%      117%         $1,063,168
     0.00          $20.55        (0.95)%        1.50%     (0.03)%     1.47%       2.96%      123%         $  974,189
     0.00          $19.96        (1.03)%        1.52%     (0.04)%     1.48%       3.15%       76%         $1,182,352
     0.00          $19.35        (0.77)%        1.52%     (0.04)%     1.48%      12.57%       92%         $1,146,002


     0.00          $21.77         0.07%         1.46%     (0.27)%     1.19%     (18.22)%      81%         $  264,776
     0.00          $26.62        (0.13)%        1.47%     (0.28)%     1.19%      (2.06)%     131%         $  350,352
     0.00          $27.18        (0.26)%        1.53%     (0.34)%     1.19%      17.26%      113%         $  388,700
     0.00          $23.18        (0.37)%        1.51%     (0.32)%     1.19%      (1.65)%      98%         $  395,581
     0.00          $23.57        (0.50)%        1.40%     (0.18)%     1.22%       3.60%       50%         $  468,519
     0.00          $22.75        (0.30)%        1.24%     (0.04)%     1.20%       8.64%       89%         $  518,431


     0.00          $17.49         1.20%         1.40%     (0.26)%     1.14%     (18.64)%      47%         $    7,058
     0.00          $21.74         0.90%         1.39%     (0.25)%     1.14%     (12.44)%      45%         $   10,694
     0.00          $25.04         0.48%         1.36%     (0.22)%     1.14%      24.06%       56%         $    3,629
     0.00          $20.31         0.47%         1.35%     (0.21)%     1.14%      (1.36)%      16%         $    2,908
     0.00          $20.70         0.42%         1.39%     (0.14)%     1.25%      (2.14)%      74%         $    5,007
     0.00          $21.21         0.36%         1.44%     (0.06)%     1.38%       8.85%      136%         $    6,068

     0.00          $17.45         0.52%         2.03%     (0.20)%     1.83%     (19.19)%      47%         $    1,642
     0.00          $21.74         0.39%         2.14%     (0.25)%     1.89%       0.23%       45%         $    2,553

     0.00          $17.45         0.49%         2.07%     (0.24)%     1.83%     (19.20)%      47%         $    1,252
     0.00          $21.74         0.39%         2.14%     (0.25)%     1.89%       0.23%       45%         $    1,771

     0.00          $17.51         1.44%         1.25%     (0.30)%     0.95%     (18.49)%      47%         $       40
     0.00          $21.75         0.77%         1.21%     (0.25)%     0.96%     (12.31)%      45%         $      329
     0.00          $25.05         2.47%         1.18%     (0.25)%     0.93%      24.25%       56%         $      435
     0.00          $20.27         0.66%         1.22%     (0.26)%     0.96%      (1.22)%      16%         $   41,066
     0.00          $20.67         0.75%         1.15%     (0.19)%     0.96%      (1.96)%      74%         $  100,221
     0.00          $21.17         0.77%         1.09%     (0.15)%     0.94%       9.35%      136%         $   19,836

                 106 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                                Beginning                    Net Realized    Distributions
                                                Net Asset        Net        and Unrealized     from Net
                                                Value Per     Investment      Gain (Loss)      Investment
                                                  Share     Income (Loss)   on Investments       Income
                                                ---------   -------------   --------------   -------------
LARGE COMPANY CORE FUND (continued)
Institutional Class
August 1, 2008 to July 31, 2009 .............     $21.96       0.27(5)           (4.30)          (0.24)
August 1, 2007 to July 31, 2008 .............     $25.30       0.33(5)           (3.35)          (0.32)
August 1, 2006 to July 31, 2007 .............     $20.51       0.23(5)            4.81           (0.25)
August 1, 2005 to July 31, 2006 .............     $20.91       0.20(5)           (0.39)          (0.21)
January 1, 2005 to July 31, 2005(6) .........     $21.41       0.12(5)           (0.50)          (0.12)
January 1, 2004 to December 31, 2004 ........     $19.72       0.26               1.62           (0.19)
Investor Class
August 1, 2008 to July 31, 2009 .............     $21.87       0.17(5)           (4.30)          (0.15)
August 1, 2007 to July 31, 2008 .............     $25.19       0.17(5)           (3.33)          (0.16)
August 1, 2006 to July 31, 2007 .............     $20.42       0.08(5)            4.79           (0.10)
August 1, 2005 to July 31, 2006 .............     $20.82       0.06(5)           (0.39)          (0.07)
January 1, 2005 to July 31, 2005(6) .........     $21.33       0.04(5)           (0.50)          (0.05)
January 1, 2004 to December 31, 2004 ........     $19.68       0.09               1.66           (0.10)
LARGE COMPANY VALUE FUND
Class A
August 1, 2008 to July 31, 2009 .............     $14.43       0.17(5)           (3.39)          (0.24)
March 31, 2008(8) to July 31, 2008 ..........     $14.92       0.08(5)           (0.51)          (0.06)
Class C
August 1, 2008 to July 31, 2009 .............     $14.66       0.06(5)           (3.40)          (0.16)
March 31, 2008(8) to July 31, 2008 ..........     $15.17       0.04(5)           (0.52)          (0.03)
Administrator Class
August 1, 2008 to July 31, 2009 .............     $14.43       0.31(5)           (3.49)          (0.25)
August 1, 2007 to July 31, 2008 .............     $17.09       0.33(5)           (1.46)          (0.34)
August 1, 2006 to July 31, 2007 .............     $16.76       0.38(5)            1.51           (0.38)
August 1, 2005 to July 31, 2006 .............     $16.53       0.36               0.96           (0.31)
January 1, 2005 to July 31, 2005(6) .........     $16.17       0.14               0.99           (0.12)
January 1, 2004 to December 31, 2004 ........     $14.39       0.27               1.79           (0.28)
Institutional Class
August 1, 2008 to July 31, 2009 .............     $14.43       0.26(5)           (3.42)          (0.28)
March 31, 2008(8) to July 31, 2008 ..........     $14.92       0.10(5)           (0.52)          (0.07)
Investor Class
August 1, 2008 to July 31, 2009 .............     $14.67       0.21(5)           (3.48)          (0.22)
August 1, 2007 to July 31, 2008 .............     $17.35       0.28(5)           (1.50)          (0.27)
August 1, 2006 to July 31, 2007 .............     $16.99       0.29(5)            1.56           (0.31)
August 1, 2005 to July 31, 2006 .............     $16.74       0.27               1.00           (0.24)
January 1, 2005 to July 31, 2005(6) .........     $16.38       0.10               1.00           (0.09)
January 1, 2004 to December 31, 2004 ........     $14.57       0.22               1.81           (0.22)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 107


Financial Highlights

                   Ending      Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


     0.00          $17.69         1.66%         0.97%     (0.31)%     0.66%     (18.24)%       47%         $ 17,732
     0.00          $21.96         1.36%         0.94%     (0.28)%     0.66%     (12.06)%       45%         $ 22,931
     0.00          $25.30         0.97%         0.96%     (0.30)%     0.66%      24.64%        56%         $ 33,839
     0.00          $20.51         0.96%         0.95%     (0.29)%     0.66%      (0.90)%       16%         $ 29,025
     0.00          $20.91         1.04%         0.77%     (0.17)%     0.60%      (1.76)%       74%         $ 30,157
     0.00          $21.41         0.93%         0.76%     (0.05)%     0.71%       9.59%       136%         $ 36,879

     0.00          $17.59         1.05%         1.51%     (0.22)%     1.29%     (18.78)%       47%         $198,492
     0.00          $21.87         0.71%         1.49%     (0.18)%     1.31%     (12.60)%       45%         $241,355
     0.00          $25.19         0.32%         1.53%     (0.22)%     1.31%      23.86%        56%         $268,534
     0.00          $20.42         0.30%         1.52%     (0.21)%     1.31%      (1.58)%       16%         $222,951
     0.00          $20.82         0.33%         1.47%     (0.14)%     1.33%      (2.16)%       74%         $312,828
     0.00          $21.33         0.40%         1.40%     (0.05)%     1.35%       8.88%       136%         $465,228


    (1.13)         $ 9.84         1.85%         1.52%     (0.29)%     1.23%     (21.52)%       61%         $    165
     0.00          $14.43         1.55%         1.37%     (0.12)%     1.25%      (2.92)%       71%         $     14

    (1.13)         $10.03         0.69%         2.23%     (0.26)%     1.97%     (22.07)%       61%         $    274
     0.00          $14.66         0.78%         2.12%     (0.12)%     2.00%      (3.17)%       71%         $     10

    (1.13)         $ 9.87         2.56%         1.30%     (0.35)%     0.95%     (21.20)%       61%         $    185
    (1.19)         $14.43         2.05%         1.21%     (0.25)%     0.96%      (7.48)%       71%         $  2,405
    (1.18)         $17.09         2.16%         1.24%     (0.28)%     0.96%      11.45%        18%         $  3,489
    (0.78)         $16.76         2.01%         1.23%     (0.27)%     0.96%       8.37%         8%         $ 10,255
    (0.65)         $16.53         1.47%         1.24%     (0.28)%     0.96%       7.15%        26%         $  4,957
     0.00          $16.17         1.75%         1.36%     (0.41)%     0.95%      14.49%        49%         $  4,351

    (1.13)         $ 9.86         2.64%         1.06%     (0.31)%     0.75%     (21.07)%       61%         $      8
     0.00          $14.43         2.02%         0.91%     (0.16)%     0.75%      (2.82)%       71%         $     10

    (1.13)         $10.05         2.05%         1.63%     (0.28)%     1.35%     (21.53)%       61%         $106,931
    (1.19)         $14.67         1.71%         1.52%     (0.15)%     1.37%      (7.84)%       71%         $151,546
    (1.18)         $17.35         1.62%         1.51%     (0.14)%     1.37%      11.04%        18%         $196,291
    (0.78)         $16.99         1.57%         1.50%     (0.13)%     1.37%       7.93%         8%         $191,792
    (0.65)         $16.74         1.06%         1.52%     (0.13)%     1.39%       6.85%        26%         $223,800
     0.00          $16.38         1.40%         1.40%     (0.04)%     1.36%      14.04%        49%         $122,747

                 108 Wells Fargo Advantage Large Cap Stock Funds


                                                            Financial Highlights

                                          Beginning                    Net Realized    Distributions
                                          Net Asset        Net        and Unrealized     from Net
                                          Value Per     Investment      Gain (Loss)     Investment
                                            Share     Income (Loss)   on Investments      Income
                                          ---------   -------------   --------------   -------------
U.S. VALUE FUND
Class A
August 1, 2008 to July 31, 2009 .......     $11.68        0.18(5)         (2.23)           (0.19)
August 1, 2007 to July 31, 2008 .......     $18.74        0.27(5)         (3.12)           (0.23)
August 1, 2006 to July 31, 2007 .......     $17.09        0.19(5)          2.19            (0.21)
August 1, 2005 to July 31, 2006 .......     $18.64        0.18(5)          0.71            (0.19)
January 1, 2005 to July 31, 2005(5)....     $18.55        0.07(5)          0.36            (0.05)
January 1, 2004 to December 31, 2004 ..     $17.65        0.20             2.22            (0.18)
Class B
August 1, 2008 to July 31, 2009 .......     $11.61        0.11(5)         (2.22)           (0.11)
August 1, 2007 to July 31, 2008 .......     $18.65        0.15(5)         (3.09)           (0.12)
August 1, 2006 to July 31, 2007 .......     $17.02        0.05(5)          2.17            (0.07)
August 1, 2005 to July 31, 2006 .......     $18.57        0.05(5)          0.71            (0.06)
January 1, 2005 to July 31, 2005(5) ...     $18.52       (0.01)(5)         0.36            (0.01)
January 1, 2004 to December 31, 2004 ..     $17.64        0.07             2.21            (0.06)
Class C
August 1, 2008 to July 31, 2009 .......     $11.54        0.11(5)         (2.21)           (0.12)
August 1, 2007 to July 31, 2008 .......     $18.57        0.14(5)         (3.06)           (0.13)
August 1, 2006 to July 31, 2007 .......     $16.94        0.06(5)          2.16            (0.07)
August 1, 2005 to July 31, 2006 .......     $18.50        0.05(5)          0.70            (0.06)
January 1, 2005 to July 31, 2005(5) ...     $18.44       (0.01)(5)         0.36            (0.00)(4)
January 1, 2004 to December 31, 2004...     $17.56        0.06             2.20            (0.04)
Administrator Class
August 1, 2008 to July 31, 2009 .......     $11.53        0.20(5)         (2.20)           (0.21)
August 1, 2007 to July 31, 2008 .......     $18.56        0.28(5)         (3.05)           (0.28)
August 1, 2006 to July 31, 2007 .......     $16.94        0.25(5)          2.15            (0.26)
August 1, 2005 to July 31, 2006 .......     $18.50        0.24(5)          0.70            (0.25)
January 1, 2005 to July 31, 2005(5) ...     $18.40        0.11(5)          0.35            (0.07)
January 1, 2004 to December 31, 2004 ..     $17.52        0.27             2.21            (0.26)
Investor Class
August 1, 2008 to July 31, 2009 .......     $11.85        0.17(5)         (2.26)           (0.18)
August 1, 2007 to July 31, 2008(11) ...     $18.95        0.25(5)         (3.14)           (0.23)
August 1, 2006 to July 31, 2007 .......     $17.28        0.18(5)          2.21            (0.20)
August 1, 2005 to July 31, 2006 .......     $18.77        0.15(5)          0.74            (0.13)
January 1, 2005 to July 31, 2005(6) ...     $18.68        0.07(5)          0.36            (0.05)
January 1, 2004 to December 31, 2004 ..     $17.77        0.20             2.24            (0.19)

The accompanying notes are an integral part of these financial statements.

                Wells Fargo Advantage Large Cap Stock Funds 109


Financial Highlights

                             Ratio to Average Net Assets (Annualized)(1)
                             -------------------------------------------
                   Ending        Net
 Distributions   Net Asset   Investment                                                Portfolio    Net Assets at
   from Net      Value Per     Income       Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share       (Loss)     Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   ----------   --------   --------   --------   ---------   ---------   ---------------


     0.00          $ 9.44       1.98%       1.47%     (0.23)%     1.24%     (17.48)%      64%          $    732
    (3.98)         $11.68       1.77%       1.54%     (0.29)%     1.25%     (18.11)%      90%          $  1,356
    (0.52)         $18.74       1.04%       1.38%     (0.13)%     1.25%      14.04%       17%          $  2,893
    (2.25)         $17.09       1.02%       1.37%     (0.12)%     1.25%       5.49%       43%          $  2,741
    (0.29)         $18.64       0.67%       1.39%     (0.09)%     1.30%       2.38%       14%          $  5,250
    (1.34)         $18.55       1.14%       1.41%     (0.06)%     1.35%      14.08%       47%          $  5,264

     0.00          $ 9.39       1.23%       2.21%     (0.22)%     1.99%     (18.09)%      64%          $  1,105
    (3.98)         $11.61       1.01%       2.28%     (0.28)%     2.00%     (18.70)%      90%          $  2,180
    (0.52)         $18.65       0.30%       2.13%     (0.13)%     2.00%      13.13%       17%          $  4,035
    (2.25)         $17.02       0.30%       2.12%     (0.12)%     2.00%       4.72%       43%          $  4,439
    (0.29)         $18.57      (0.10)%      2.16%     (0.08)%     2.08%       1.95%       14%          $  6,368
    (1.34)         $18.52       0.39%       2.15%     (0.05)%     2.10%      13.20%       47%          $  6,369

     0.00          $ 9.32       1.22%       2.19%     (0.20)%     1.99%     (18.15)%      64%          $    760
    (3.98)         $11.54       1.00%       2.27%     (0.27)%     2.00%     (18.70)%      90%          $  1,134
    (0.52)         $18.57       0.30%       2.13%     (0.13)%     2.00%      13.19%       17%          $  1,827
    (2.25)         $16.94       0.30%       2.12%     (0.12)%     2.00%       4.68%       43%          $  2,118
    (0.29)         $18.50      (0.12)%      2.18%     (0.08)%     2.10%       1.95%       14%          $  3,165
    (1.34)         $18.44       0.31%       2.23%     (0.06)%     2.17%      13.15%       47%          $  4,294

     0.00          $ 9.32       2.24%       1.28%     (0.33)%     0.95%     (17.18)%      64%          $101,373
    (3.98)         $11.53       2.01%       1.37%     (0.41)%     0.96%     (17.88)%      90%          $118,988
    (0.52)         $18.56       1.38%       1.24%     (0.28)%     0.96%      14.31%       17%          $136,118
    (2.25)         $16.94       1.39%       1.23%     (0.27)%     0.96%       5.82%       43%          $244,103
    (0.29)         $18.50       1.01%       1.17%     (0.21)%     0.96%       2.56%       14%          $204,133
    (1.34)         $18.40       1.54%       1.06%     (0.11)%     0.95%      14.53%       47%          $ 91,940

     0.00          $ 9.58       1.89%       1.57%     (0.26)%     1.31%     (17.53)%      64%          $ 20,995
    (3.98)         $11.85       1.67%       1.68%     (0.36)%     1.32%     (18.17)%      90%          $ 27,250
    (0.52)         $18.95       0.98%       1.55%     (0.23)%     1.32%      13.92%       17%          $ 41,507
    (2.25)         $17.28       0.82%       1.55%     (0.23)%     1.32%       5.43%       43%          $ 40,530
    (0.29)         $18.77       0.64%       1.48%     (0.14)%     1.34%       2.41%       14%          $157,495
    (1.34)         $18.68       1.16%       1.37%     (0.05)%     1.32%      14.11%       47%          $252,256

                 110 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at July 31, 2009, was comprised of 99 separate series. These financial statements present the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund, Large Company Core Fund, Large Company Value Fund and U.S. Value Fund (each, a "Fund", collectively, the "Funds"). Each Fund in this report, except for the Endeavor Select Fund, is a diversified series of the Trust. The Endeavor Select Fund is a non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

At its November 7, 2007 meeting, the Board of Trustees of Wells Fargo Funds Trust approved the reorganization of the several of the Funds (the "Target Funds") into certain acquiring Funds of the Trust (the "Acquiring Funds"). Effective at the opening of business on July 21, 2008, the following Acquiring Funds acquired substantially all of the net assets and assumed all of the liabilities of their corresponding Target Funds through a tax-free reorganization under section 368(a) of the Internal Revenue Code. The reorganizations of the Endeavor Large Cap Fund and the Large Company Core Fund did not require shareholder approval.

Target Fund                    Acquiring Fund
-----------               -----------------------
Endeavor Large Cap Fund   Capital Growth Fund
Large Company Core Fund   Growth and Income Fund*

* As described below, the Growth and Income Fund, immediately following the reorganization of the Large Company Core Fund into the Growth and Income Fund, changed its name to the Large Company Core Fund.

The acquisitions were accomplished through the following steps:

In a tax-free exchange, the Capital Growth Fund issued 1,079,911 of its shares (valued at $19,038,792) in exchange for all the assets and liabilities of the Endeavor Large Cap Fund. The aggregate net assets of the Endeavor Large Cap Fund as of July 18, 2008 were valued at $19,038,792, which included $666,491 of net unrealized depreciation, and were combined with those of the Capital Growth Fund.

In a tax-free exchange, the Growth and Income Fund issued 1,657,839 of its shares (valued at $36,131,679) in exchange for all the assets and liabilities of the Large Company Core Fund. The aggregate net assets of the Large Company Core Fund as of July 18, 2008 were valued at $36,131,679, which included $3,526,552 of net unrealized depreciation, and were combined with those of the Growth and Income Fund. On July 21, 2008, after the close of the transaction, the Growth and Income Fund was renamed the Large Company Core Fund.

Each Target Fund then liquidated by distributing the corresponding Acquiring Fund shares pro rata to the Target Fund shareholders, so that Target Fund shareholders received shares of a specified class of the corresponding Acquiring Fund with a total value equal to the value of their Target Fund shares. In connection with the Acquisitions, each Target Fund was dissolved and terminated as a series of the Trust. Subsequent to the mergers, the aggregate net assets of the Capital Growth Fund, and the Large Company Core Fund totaled $1,623,662,178, and $279,503,642, respectively.

In addition to the reorganizations discussed above, at its November 7, 2007 meeting, the Board also approved modifying certain share class names and features. The Advisor Class shares of the Growth Fund and Large Company Core Fund were renamed Class A shares and were modified to assume the features and attributes associated with Class A shares, including their exchange privileges. Similarly, the Class Z U.S. Value Fund shares were renamed Investor Class shares, and were modified to assume the features and attributes associated with Investor Class shares, including their exchange privileges. These share class modifications were effective at the close of business on June 20, 2008.

                 Wells Fargo Advantage Large Cap Stock Funds 111


Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 24, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign securities as is discussed in the Prospectus for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent a focus in such investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less, generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

                112 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

FAIR VALUATION MEASUREMENTS

In accordance with Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments in securities:

                                                                 Significant Other        Significant
                                                 Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES*                          Level 1           Level 2              Level 3          as of 7/31/2009
--------------------------                      --------------   -----------------   -------------------   ----------------
CAPITAL GROWTH FUND
   Equity securities
      Common stocks                             $1,366,768,302      $          0          $        0        $1,366,768,302
   Corporate debt securities                                 0        92,996,127           4,706,248            97,702,375
   Debt securities issued by states in
      the U.S. and its political subdivisions                0         7,511,284                   0             7,511,284
   Registered Investment Companies                  45,905,513                 0                   0            45,905,513
   Short-term investments                                    0        12,958,724                   0            12,958,724
   TOTAL                                        $1,412,673,815      $113,466,135          $4,706,248        $1,530,846,198
ENDEAVOR SELECT FUND
   Equity securities
      Common stocks                             $1,229,006,929      $          0          $        0        $1,229,006,929
   Corporate debt securities                                 0        87,924,466           6,642,738            94,567,204
   Debt securities issued by states in
      the U.S. and its political subdivisions                0         7,101,651                   0             7,101,651
   Registered Investment Companies                  81,704,159                 0                   0            81,704,159
   Short-term investments                                    0        12,252,004                   0            12,252,004
   TOTAL                                        $1,310,711,088      $107,278,121          $6,642,738        $1,424,631,947

                Wells Fargo Advantage Large Cap Stock Funds 113


Notes to Financial Statements

                                                                 Significant Other       Significant
                                                 Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES*                          Level 1           Level 2              Level 3          as of 7/31/2009
--------------------------                      --------------   -----------------   -------------------   ----------------
GROWTH FUND
   Equity securities
      Common stocks                             $1,252,903,561     $          0           $        0        $1,252,903,561
   Corporate debt securities                                 0      177,797,035            6,340,693           184,137,728
   Debt securities issued by states in
      the U.S. and its political subdivisions                0       14,360,643                    0            14,360,643
   Registered Investment Companies                  63,489,130                0                    0            63,489,130
   Short-term investments                                    0       24,775,469                    0            24,775,469
   TOTAL                                        $1,316,392,691     $216,933,147           $6,340,693        $1,539,666,531
LARGE CAP GROWTH
   Equity securities
      Common stocks                             $  263,561,895     $          0           $        0        $  263,561,895
   Corporate debt securities                                 0       24,585,118            1,442,375            26,027,493
   Debt securities issued by states in
      the U.S. and its political subdivisions                0        1,985,736                    0             1,985,736
   Registered Investment Companies                  10,956,747                0                    0            10,956,747
   Short-term investments                                    0        3,425,860                    0             3,425,860
   TOTAL                                        $  274,518,642     $ 29,996,714           $1,442,375        $  305,957,731
LARGE COMPANY CORE FUND
   Equity securities
      Common stocks                             $  225,500,759     $          0           $        0        $  225,500,759
   Corporate debt securities                                 0       17,078,891            1,319,501            18,398,392
   Debt securities issued by states in
      the U.S. and its political subdivisions                0        1,379,462                    0             1,379,462
   Registered Investment Companies                   6,929,548                0                    0             6,929,548
   Short-term investments                                    0        2,379,891                    0             2,379,891
   TOTAL                                        $  232,430,307     $ 20,838,244           $1,319,501        $  254,588,052
LARGE COMPANY VALUE FUND
   Equity securities
      Common stocks                             $  104,959,636     $          0           $        0        $  104,959,636
   Corporate debt securities                                 0       13,229,658              284,588            13,514,246
   Debt securities issued by states in
      the U.S. and its political subdivisions                0        1,068,556                    0             1,068,556
   Registered Investment Companies                   8,202,472                0                    0             8,202,472
   Short-term investments                                    0        1,843,512                                  1,843,512
   TOTAL                                        $  113,162,108     $ 16,141,726           $  284,588        $  129,588,422

                 114 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

                                                              Significant Other      Significant
                                               Quoted Prices  Observable Inputs  Unobservable Inputs  Total Fair Value
INVESTMENTS IN SECURITIES*                         Level 1         Level 2             Level 3         as of 7/31/2009
--------------------------                     -------------  -----------------  -------------------  ----------------
U.S. VALUE FUND
   Equity securities
      Common stocks                             $123,547,878    $          0             $      0       $123,547,878
   Corporate debt securities                               0      13,106,497              337,842         13,444,339
   Debt securities issued by states in
      the U.S. and its political subdivisions              0       1,058,610                    0          1,058,610
   Registered Investment Companies                 6,102,542               0                    0          6,102,542
   Short-term investments                                  0       1,826,351                    0          1,826,351
   TOTAL                                        $129,650,420    $ 15,991,458             $337,842       $145,979,720

* Further details on the major security types listed above for each fund can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                      Capital Growth  Endeavor Select    Growth     Large Cap Growth
                                           Fund           Fund            Fund           Fund
                                      --------------  ---------------  -----------  ----------------
Balance as of 7/31/2008                 $15,494,798     $15,213,413    $18,251,003     $1,198,734
Corporate debt securities
   Accrued discounts (premiums)                   0               0              0              0
   Realized gain (loss)                    (372,587)       (704,915)      (813,091)      (147,409)
   Change in unrealized appreciation
      (depreciation)                     (2,096,022)     (1,676,058)    (2,631,356)      (380,614)
   Net purchases (sales)                 (8,319,941)     (6,189,702)    (8,465,863)       771,664
   Transfer in (out) of Level 3                   0               0              0              0
Balance as of 07/31/2009                $ 4,706,248     $ 6,642,738    $ 6,340,693     $1,442,375

                                      Large Company  Large Company   U.S. Value
                                        Core Fund      Value Fund       Fund
                                      -------------  -------------  ------------
Balance as of 07/31/2008                $1,154,624     $ 983,451     $1,350,248
Corporate debt securities
   Accrued discounts (premiums)                  0             0              0
   Realized gain (loss)                   (139,944)      127,110        107,520
   Change in unrealized appreciation
      (depreciation)                      (261,722)     (269,283)      (254,838)
   Net purchases (sales)                   566,543      (556,690)      (865,088)
   Transfer in (out) of Level 3                  0             0              0
Balance as of 07/31/2009                $1,319,501     $ 284,588     $  337,842

                                      Capital Growth  Endeavor Select     Growth     Large Cap
                                           Fund            Fund            Fund     Growth Fund
                                      --------------  ---------------  -----------  -----------
Change in unrealized appreciation
   (depreciation) relating to
    securities held at the end
   of reporting period                 $(2,346,050)     $(1,973,427)   $(2,959,218)  $(412,325)

                                      Large Company  Large Company  U.S. Value
                                        Core Fund     Value Fund       Fund
                                      -------------  -------------  ----------
Change in unrealized appreciation
   (depreciation) relating to
   securities held at the end
   of reporting period                  $(284,450)     $(276,701)   $(267,783)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related

                 Wells Fargo Advantage Large Cap Stock Funds 115


Notes to Financial Statements

interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Large Company Value Fund and the Large Company Core Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At July 31, 2009, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                            Undistributed
                           Net Investment    Undistributed Net
FUND                        Income (Loss)   Realized Gain (Loss)   Paid-in Capital
----                       --------------   --------------------   ---------------
CAPITAL GROWTH FUND          $  188,374          $ (188,374)         $         0
ENDEAVOR SELECT FUND            240,224            (240,198)                 (26)
GROWTH FUND                   3,832,511           5,401,033           (9,233,544)
LARGE CAP GROWTH FUND            11,626             (11,626)                   0
LARGE COMPANY CORE FUND           7,033            (137,298)             130,265
LARGE COMPANY VALUE FUND        (67,451)            963,740             (896,289)
U.S. VALUE FUND                   5,948              (5,948)                   0

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at July 31, 2009.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: July 31, 2006; July 31, 2007; July 31, 2008; July 31, 2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

                116 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

At July 31, 2009, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                           Expiration    Capital Loss
Fund                          Year      Carryforwards
----                       ----------   -------------
CAPITAL GROWTH FUND           2017       $166,654,324

ENDEAVOR SELECT FUND          2017        103,386,322

GROWTH FUND                   2010         31,763,553
                              2017         18,418,316

LARGE CAP GROWTH FUND         2010        203,828,512
                              2017         27,454,769

LARGE COMPANY CORE FUND       2010          4,905,297
                              2011            441,738
                              2017         15,122,152

LARGE COMPANY VALUE FUND      2010            604,271
                              2017         11,277,282

U.S. VALUE FUND               2017         13,623,172

At July 31, 2009, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                           Deferred Post-October
FUND                           Capital Loss
----                       ---------------------
CAPITAL GROWTH FUND            $354,182,476
ENDEAVOR SELECT FUND            463,658,456
GROWTH FUND                      86,550,697
LARGE CAP GROWTH FUND            37,985,922
LARGE COMPANY CORE FUND          49,441,358
LARGE COMPANY VALUE FUND         11,571,981
U.S. VALUE FUND                  11,810,477

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is

                 Wells Fargo Advantage Large Cap Stock Funds 117


Notes to Financial Statements

invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended July 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at July 31, 2009, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of July 31, 2009, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                           Defaulted SIVs       % of
FUND                       ($Market Value)   Net Assets
----                       ---------------   ----------
CAPITAL GROWTH FUND           $3,053,778       0.22%
ENDEAVOR SELECT FUND           4,310,322       0.34%
GROWTH FUND                    4,114,332       0.33%
LARGE CAP GROWTH FUND            935,924       0.35%
LARGE COMPANY CORE FUND          856,194       0.38%
LARGE COMPANY VALUE FUND         184,663       0.17%
U.S. VALUE FUND                  219,218       0.18%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                 118 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

                                                   Advisory                                           Subadvisory
                                                  Fees (% of                                           Fees (% of
                              Average Daily     Average Daily                      Average Daily     Average Daily
FUND                           Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
------------------------   ------------------   -------------   -------------   ------------------   -------------
CAPITAL GROWTH FUND        First $500 million        0.700      Wells Capital   First $100 million       0.350
                            Next $500 million        0.650        Management     Next $100 million       0.300
                              Next $2 billion        0.600       Incorporated    Next $300 million       0.200
                              Next $2 billion        0.575                       Over $500 million       0.150
                              Over $5 billion        0.550
ENDEAVOR SELECT FUND       First $500 million        0.700      Wells Capital   First $100 million       0.350
                            Next $500 million        0.650        Management     Next $100 million       0.300
                              Next $2 billion        0.600       Incorporated    Next $300 million       0.200
                              Next $2 billion        0.575                       Over $500 million       0.150
                              Over $5 billion        0.550
GROWTH FUND                First $500 million        0.750      Wells Capital   First $100 million       0.350
                            Next $500 million        0.700        Management     Next $100 million       0.300
                              Next $2 billion        0.650       Incorporated    Next $300 million       0.200
                              Next $2 billion        0.625                       Over $500 million       0.150
                              Over $5 billion        0.600
LARGE CAP GROWTH FUND      First $500 million        0.700      Wells Capital   First $100 million       0.350
                            Next $500 million        0.650        Management     Next $100 million       0.300
                              Next $2 billion        0.600       Incorporated    Next $300 million       0.200
                              Next $2 billion        0.575                       Over $500 million       0.150
                              Over $5 billion        0.550
LARGE COMPANY CORE FUND    First $500 million        0.700       Matrix Asset    First $50 million       0.200
                            Next $500 million        0.650         Advisors       Over $50 million       0.160
                              Next $2 billion        0.600       Incorporated
                              Next $2 billion        0.575
                              Over $5 billion        0.550
LARGE COMPANY VALUE FUND   First $500 million        0.700          Phocas      First $100 million       0.290
                            Next $500 million        0.650        Financial      Next $150 million       0.260
                              Next $2 billion        0.600       Corporation     Next $750 million       0.230
                              Next $2 billion        0.575                         Over $1 billion       0.200
                              Over $5 billion        0.550
U.S. VALUE FUND            First $500 million        0.700      Wells Capital   First $100 million       0.350
                            Next $500 million        0.650        Management     Next $100 million       0.300
                              Next $2 billion        0.600       Incorporated    Next $300 million       0.200
                              Next $2 billion        0.575                       Over $500 million       0.150
                              Over $5 billion        0.550

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                  Administration Fees
                                 Average Daily       (% of Average
                                  Net Assets      Daily Net Assets)
                               ----------------   -------------------
Fund Level                     First $5 billion           0.05
                                Next $5 billion           0.04
                               Over $10 billion           0.03
Class A, Class B and Class C   All asset levels           0.28
Administrator Class            All asset levels           0.10
Institutional Class            All asset levels           0.08
Investor Class(1)              All asset levels           0.38

(1.) Effective December 1, 2008, the class-level administration fee for the Investor Class was reduced by 0.02%, as shown in the table. Prior to December 1, 2008, the class-level administration fee for Investor Class was 0.40%.

                 Wells Fargo Advantage Large Cap Stock Funds 119


Notes to Financial Statements

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                 % of Average
                               Daily Net Assets
                               ----------------
All Large Cap Stock Funds            0.02

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each fund, at an annual rate of 0.75% of average daily net assets.

For the year ended July 31, 2009, distribution fees incurred are disclosed on the Statements of Operations.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                             % of Average
SHARE CLASS                                Daily Net Assets
-----------                                ----------------
Class A, Class B, Class C, Administrator
   Class and Investor Class                      0.25

For the year ended July 31, 2009, shareholder servicing fees paid were as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

FUND                        Class A   Class B   Class C   Administrator Class   Investor Class
----                       --------   -------   -------   -------------------   --------------
CAPITAL GROWTH FUND        $ 53,966        NA   $12,592        $1,421,081         $  557,253
ENDEAVOR SELECT FUND        401,297    12,790    21,347           517,408                 NA
GROWTH FUND                  72,936        NA     2,723           363,671          1,736,326
LARGE CAP GROWTH FUND            NA        NA        NA                NA            636,040
LARGE COMPANY CORE FUND      16,292     1,839     1,687               719            425,622
LARGE COMPANY VALUE FUND        196        NA       191             1,350            269,322
U.S. VALUE FUND               2,303     3,384     1,857           228,893             50,845

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended July 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended July 31, 2009, were as follows:

                120 Wells Fargo Advantage Large Cap Stock Funds


                                                   Notes to Financial Statements

                                               Net Operating Expense Ratios
                           ----------------------------------------------------------------------
                                                         Administrator   Institutional   Investor
FUND                       Class A   Class B   Class C       Class           Class         Class
----                       -------   -------   -------   -------------   -------------   --------
CAPITAL GROWTH FUND         1.25%       NA      2.00%        0.94%            0.75%       1.35%(1)
ENDEAVOR SELECT FUND        1.25%     2.00%     2.00%        1.00%            0.80%         NA
GROWTH FUND                 1.30%       NA      2.05%        0.96%            0.80%       1.40%(2)
LARGE CAP GROWTH FUND         NA        NA        NA           NA               NA        1.19%
LARGE COMPANY CORE FUND     1.14%     1.89%     1.89%        0.95%            0.66%       1.28%(3)
LARGE COMPANY VALUE FUND    1.25%       NA      2.00%        0.96%            0.75%       1.35%(4)
U.S. VALUE FUND             1.25%     2.00%     2.00%        0.96%              NA        1.32%

(1.) Effective December 1, 2008 the net operating expense ratio for the Capital
     Growth Fund Investor Class decreased from 1.37% to 1.35%. The blended net operating expense ratio for the year ended July 31, 2009 is 1.36%.

(2.) Effective December 1, 2008 the net operating expense ratio for the Growth
     Fund Investor Class decreased from 1.42% to 1.40%. The blended net operating expense ratio for the year ended July 31, 2009 is 1.40%.

(3.) Effective December 1, 2008 the net operating expense ratio for the Large
     Company Core Fund Investor Class decreased from 1.31% to 1.28%. The blended net operating expense ratio for the year ended July 31, 2009 is 1.29%.

(4.) Effective December 1, 2008 the net operating expense ratio for the Large
     Company Value Fund Investor Class decreased from 1.37% to 1.35%. The blended net operating expense ratio for the year ended July 31, 2009 is 1.35%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended July 31, 2009, were as follows:

                           Purchases at
FUND                            Cost        Sales Proceeds
----                       --------------   --------------
CAPITAL GROWTH FUND        $2,355,411,430   $2,087,043,600
ENDEAVOR SELECT FUND        2,161,140,023    2,015,773,014
GROWTH FUND                 1,076,762,606      961,757,324
LARGE CAP GROWTH FUND         208,508,727      218,844,821
LARGE COMPANY CORE FUND       112,896,060       99,599,755
LARGE COMPANY VALUE FUND       65,816,276       74,066,256
U.S. VALUE FUND                74,450,868       72,366,044

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the credit agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line.

For the year ended July 31, 2009, there were no borrowings by the Large Cap Stock Funds under the agreement.

                Wells Fargo Advantage Large Cap Stock Funds 121


Notes to Financial Statements

6. DISTRIBUTION TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2009, and July 31, 2008, were as follows:

                                          Long-Term    Return of
                             Ordinary      Capital      Capital
FUND                       Income 2009    Gain 2009      2009       Total 2009
----                       -----------   -----------   ---------   -----------
CAPITAL GROWTH FUND         $3,435,812   $46,804,747       $0      $50,240,559
ENDEAVOR SELECT FUND                 0    41,424,579        0       41,424,579
LARGE COMPANY CORE FUND      2,108,662             0        0        2,108,662
LARGE COMPANY VALUE FUND     2,321,034    11,230,386        0       13,551,420
U.S. VALUE FUND              2,656,228             0        0        2,656,228

                                          Long-Term    Return of
                             Ordinary      Capital      Capital
FUND                       Income 2008    Gain 2008       2008     Total 2008
----                       -----------   -----------   ---------   -----------
CAPITAL GROWTH FUND        $32,027,039   $39,715,403     $    0    $71,742,442
ENDEAVOR SELECT FUND                 0    16,828,990      1,450     16,830,440
LARGE COMPANY CORE FUND      2,058,110             0          0      2,058,110
LARGE COMPANY VALUE FUND     3,025,475    12,878,828          0     15,904,303
U.S. VALUE FUND              3,147,236    40,021,808          0     43,169,044

As of July 31, 2009, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                           Undistributed     Unrealized
                              Ordinary      Appreciation     Capital Loss
FUND                           Income      (Depreciation)    Carryforward*       Total
----                       -------------   --------------   --------------   -------------
CAPITAL GROWTH FUND          $3,774,577     $ 42,916,175    $(520,836,800)   $(474,146,048)
ENDEAVOR SELECT FUND          3,418,687      130,736,870     (567,044,778)    (432,889,221)
GROWTH FUND                           0       11,501,129     (136,732,566)    (125,231,437)
LARGE CAP GROWTH FUND           200,101      (20,463,416)    (269,269,203)    (289,532,518)
LARGE COMPANY CORE FUND         340,529      (32,820,163)     (69,910,545)    (102,390,179)
LARGE COMPANY VALUE FUND         46,652      (11,202,196)     (23,453,534)     (34,609,078)
U.S. VALUE FUND                 185,443      (11,776,132)     (25,433,649)     (37,024,338)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. SUBSEQUENT EVENTS

CUSTODY AND FUND ACCOUNTING AGREEMENT

On August 10, 2009, the Funds entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic custody services for the Funds of 0.10 basis points of the complex-wide net assets, and for certain specific transaction fees which are set forth in the Custody and Fund Accounting Agreement. State Street is also entitled to a fee for global custody services for non-US assets in the Funds, which is divided into an annual asset-based fee ranging from 1.00 basis points to 55.00 basis points of month-end assets held, and specific trading fees, both of which vary by country, and are also set forth in the Custody and Fund Accounting Agreement. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

                122 Wells Fargo Advantage Large Cap Stock Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund, Large Company Core Fund, Large Company Value Fund, and U.S. Value Fund, (collectively, the "Funds"), seven of the Funds constituting the Wells Fargo Funds Trust, as of July 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Wells Fargo Funds Trust as of July 31, 2009, the results of their operations for the year then ended, changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S generally accepted accounting principles.

                                        (KPMG LLP)

Philadelphia, Pennsylvania
September 24, 2009

                 Wells Fargo Advantage Large Cap Stock Funds 123


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended July 31, 2009:

                           Capital Gain
FUND                         Dividend
----                       ------------
CAPITAL GROWTH FUND         $46,804,747
ENDEAVOR SELECT FUND         41,424,579
LARGE COMPANY VALUE FUND     11,230,386

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the following Funds listed below designate a percentage of its ordinary income dividends distributed during the year ended July 31, 2009 as qualifying for the corporate dividends-received deduction:

                           Dividend-Received
                               Deduction
                             (% of ordinary
FUND                       Income dividends)
----                       -----------------
CAPITAL GROWTH FUND             100.00%
LARGE COMPANY CORE FUND         100.00%
LARGE COMPANY VALUE FUND        100.00%
U.S. VALUE FUND                 100.00%

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the following Funds listed below designate the following amount(s) of their income dividends paid during the year ended July 31, 2009, as qualified dividend income (QDI):

FUND                           QDI
----                       ----------
CAPITAL GROWTH FUND        $3,435,812
LARGE COMPANY CORE FUND     2,108,662
LARGE COMPANY VALUE FUND    2,321,034
U.S. VALUE FUND             2,656,228

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the following Funds listed below designate the following amount(s) of their income dividends paid during the year ended July 31, 2009, as interest-related dividends:

                           Interest-Related
FUND                          Dividends
----                       ----------------
CAPITAL GROWTH FUND            $    16
LARGE COMPANY CORE FUND         18,494
LARGE COMPANY VALUE FUND        23,879
U.S. VALUE FUND                 55,617

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the following Fund listed below designate the following amount(s) of their income dividends paid during the year ended July 31, 2009, as short-term capital gain:

                       Short-Term
FUND                  Capital Gain
----                  ------------
CAPITAL GROWTH FUND    $3,435,355

                124 Wells Fargo Advantage Large Cap Stock Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"), and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                        Position Held and                                                                                  Other
Name and Age           Length of Service(2)                 Principal Occupations During Past Five Years               Directorships
------------        -------------------------  ----------------------------------------------------------------------  -------------
Peter G. Gordon     Trustee, since 1998;       Co-Founder, Chairman, President and CEO of Crystal Geyser               None
66                  Chairman, since 2005       Water Company.
                    (Lead Trustee since 2001)

Isaiah Harris, Jr.  Trustee, since 2009        Retired. Prior thereto, President and CEO of BellSouth Advertising      CIGNA
56                                             and Publishing Corp. from 2005 to 2007, President and CEO of            Corporation;
                                               BellSouth Enterprises from 2004 to 2005 and President of BellSouth      Deluxe
                                               Consumer Services from 2000 to 2003. Currently a member of the Iowa     Corporation
                                               State University Foundation Board of Governors and a member of the
                                               Advisory Board of Iowa State University School of Business.

Judith M. Johnson   Trustee, since 2008        Retired. Prior thereto, Chief Executive Officer and Chief Investment    None
60                                             Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.
                                               Ms. Johnson is a certified public accountant and a certified managerial accountant.

David F. Larcker    Trustee, since 2009        James Irvin Miller Professor of Accounting at the Graduate              None
58                                             School of Business, Stanford University. Director of Corporate
                                               Governance Research Program and Co-Director of The Rock Center
                                               for Corporate Governance since 2006. From 2005 to 2008, Professor of
                                               Accounting at the Graduate School of Business, Stanford University.
                                               Prior thereto, Ernst & Young Professor of Accounting at The Wharton
                                               School, University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell  Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,             None
56                                             University of Pennsylvania. Director of the Boettner Center on
                                               Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National
                                               Bureau of Economic Research.

                Wells Fargo Advantage Large Cap Stock Funds 125


Other Information (Unaudited)

                        Position Held and                                                                                  Other
Name and Age           Length of Service(2)                 Principal Occupations During Past Five Years               Directorships
------------        -------------------------  ----------------------------------------------------------------------  -------------
Timothy J. Penny    Trustee, since 1996        President and CEO of Southern Minnesota Initiative Foundation,          None
57                                             a non-profit organization since 2007 and Senior Fellow at the Humphrey
                                               Institute Policy Forum at the University of Minnesota since 1995.
                                               Member of the Board of Trustees of NorthStar Education Finance, Inc.,
                                               a non-profit organization, since 2007.

Donald C. Willeke   Trustee, since 1996        Principal of the law firm of Willeke & Daniels. General Counsel of the  None
69                                             Minneapolis Employees Retirement Fund from 1984 to present.

OFFICERS

                        Position Held and                                                                                  Other
Name and Age           Length of Service(2)                 Principal Occupations During Past Five Years               Directorships
------------        -------------------------  ----------------------------------------------------------------------  -------------
Karla M. Rabusch    President, since 2003      Executive Vice President of Wells Fargo Bank, N.A. and President of     None
50                                             Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management,
                                               LLC from 2001 to 2003.

C. David Messman    Secretary, since 2000;     Senior Vice President and Secretary of Wells Fargo Funds Management,    None
49                  Chief Legal Officer,       LLC since 2001. Managing Counsel of Wells Fargo Bank, N.A. since 2000.
                    since 2003

David Berardi(3)    Treasurer and              Vice President of Evergreen Investment Management Company, LLC          None
34                  Assistant Treasurer,       since 2008. Assistant Vice President of Evergreen Investment Services,
                    since 2009                 Inc. from 2004 to 2008. Manager of Fund Reporting and Control for
                                               Evergreen Investment Management Company, LLC since 2004.

Jeremy DePalma(3)   Treasurer and              Senior Vice President of Evergreen Investment Management                None
35                  Assistant Treasurer,       Company, LLC since 2008. Vice President, Evergreen Investment
                    since 2009                 Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen
                                               Investment Services, Inc. from 2000 to 2004 and the head of the Fund
                                               Reporting and Control Team within Fund Administration since 2005.

Debra Ann Early     Chief Compliance Officer,  Chief Compliance Officer of Wells Fargo Funds Management, LLC           None
45                  since 2007                 since 2007. Chief Compliance Officer of Parnassus Investments from
                                               2005 to 2007. Chief Financial Officer of Parnassus Investments from
                                               2004 to 2007. Senior Audit Manager of PricewaterhouseCoopers LLP
                                               from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

                 126 Wells Fargo Advantage Large Cap Stock Funds


                                                   Other Information (Unaudited)

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

CAPITAL GROWTH FUND, ENDEAVOR SELECT FUND, GROWTH FUND, LARGE CAP GROWTH FUND, LARGE COMPANY CORE FUND, LARGE COMPANY VALUE FUND AND U.S. VALUE FUND

The Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), all of the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the Investment Company of 1940 (the "1940 Act") (the "Independent Trustees"), are required to annually review and consider the continuation of the investment advisory and sub-advisory agreements. During the most recent six months covered by this report, the Board reviewed and re-approved:

(i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund, Large Company Core Fund (formerly, Growth and Income Fund), Large Company Value Fund (formerly, Dividend Income Fund) and U.S. Value Fund (the "Funds");

(ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund and U.S. Value Fund;

(iii) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the Large Company Core Fund; and


(iv) an investment sub-advisory agreement with Phocas Financial Corporation ("Phocas") for the Large Company Value Fund.

The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Matrix and Phocas (the "Sub-Advisers"), are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 27, 2009, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 27, 2009, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each Fund over various time periods ended December 31, 2008. The Board also considered these results in comparison to the median performance of a universe of mutual funds that was

                 Wells Fargo Advantage Large Cap Stock Funds 127


Other Information (Unaudited)

determined by Lipper Inc. ("Lipper") to be similar to each Fund (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance each Fund, except for the Capital Growth Fund, Endeavor Select Fund and Large Company Core Fund was better than or not appreciably below the median performance of each Fund's Universe for all time periods. The Board noted that the performance of the Capital Growth Fund, Endeavor Select Fund and Large Company Core Fund was lower than the median performance of each Fund's Universe for certain time periods and warranted further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Capital Growth Fund, Endeavor Select Fund and Large Company Core Fund. The Board requested continued reports on the performance of the Capital Growth Fund, Endeavor Select Fund and Large Company Core Fund.

The Board received and considered information regarding each Fund's contractual advisory fees, net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 fees, service fees, fee waivers/caps and/or expense reimbursements. The Board also considered these fees in comparison to the median fees of a narrower group of mutual funds that was determined by Lipper to be similar to the Funds (the "Expense Group") and to other comparative data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Expense Group. The Board noted that net operating expense ratios of each Fund, except the Capital Growth Fund, Growth Fund and U.S Value Fund, was lower than or in range of its respective Expense Group's median net operating expense ratios. The Board also noted that the net operating expense ratio for the Investor Class shares of the Capital Growth Fund, Growth Fund and U.S. Value Fund were higher than each Fund's Expense Group's median net operating expense ratio. The Board received an explanation of the factors contributing to the higher net operating expense ratios for Capital Growth Fund, Growth Fund and U.S. Value Fund.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Expense Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than the median rates of each Fund's respective Expense Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Expense Group, and reasonable in relation to the services provided.

The Board also concluded that the Sub-Advisory Agreement Rates were reasonable in relation to the services provided.

PROFITABILITY

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to all Wells Fargo businesses of providing services to each Fund and the Fund complex as a whole. The Board also considered related information provided by Funds Management in a separate presentation on financial matters made at the February 2009 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to each Fund and the Fund complex as a whole were not unreasonable.

                 128 Wells Fargo Advantage Large Cap Stock Funds


                                                   Other Information (Unaudited)

The Board did not consider separate profitability information with respect to the Sub-Advisers, as their profitability from their relationships with the Funds was not a material factor in determining whether to renew the investment sub-advisory agreements. The Board noted that the profitability of Wells Capital Management, which is affiliated with Funds Management, was included in the profitability analysis provided by Funds Management. The Board also noted that the sub-advisory fees paid to the sub-advisers that are not affiliated with Funds Management had been negotiated by Funds Management on an arm's length basis.

ECONOMIES OF SCALE

The Board received and considered general information regarding economies of scale with respect to the management of the Funds, including whether the Funds have appropriately benefited from any economies of scale and the potential for future realization of economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                 Wells Fargo Advantage Large Cap Stock Funds 129


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
ETF   -- Exchange-Traded Fund
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MMD   -- Municipal Market Data
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
SPDR  -- Standard & Poor's Depositary Receipts
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                               (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    117212 09-09
                                                               ALGLD/AR120 07-09

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                                    (GRAPHIC)

Annual Report
July 31, 2009

              WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM)

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Contents

LETTER TO SHAREHOLDERS ....................................................    2
PERFORMANCE HIGHLIGHTS
Social Sustainability Fund ................................................    6
FUND EXPENSES .............................................................   12
PORTFOLIO OF INVESTMENTS
Social Sustainability Fund ................................................   13
FINANCIAL STATEMENTS
Statement of Assets and Liabilities .......................................   16
Statement of Operations ...................................................   17
Statement of Changes in Net Assets ........................................   18
Financial Highlights ......................................................   20
NOTES TO FINANCIAL STATEMENTS .............................................   22
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   27
OTHER INFORMATION .........................................................   28
LIST OF ABBREVIATIONS .....................................................   30

The views expressed are as of July 31, 2009, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND.


              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.


              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $160 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JULY 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

               2 Wells Fargo Advantage Social Sustainability Fund


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

MARKET VOLATILITY DECLINED SIGNIFICANTLY DURING THE PERIOD, BUT ECONOMIC CONDITIONS REMAINED FRAGILE AMID HIGH UNEMPLOYMENT AND CONTINUED WEAKNESS IN THE HOUSING MARKET.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Social Sustainability Fund for the 10-month period from the Fund's inception on September 30, 2008 through July 31, 2009. The period brought welcome signs that the economic recession might be nearing an end, sparking a sharp rally in the financial markets that broke a streak of six-consecutive quarterly declines. Market volatility declined significantly during the period, but economic conditions remained fragile amid high unemployment and continued weakness in the housing market. We believe that the sharp reversal that occurred in the financial markets during the period underscores the importance of maintaining a disciplined focus on a long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can help avoid missing potential periods of strong recovery.

SIGNS OF SLOWING ECONOMIC CONTRACTION SPARKED HOPES OF RECOVERY.

The first half of 2009 marked a turning point in the current economic cycle as fear of a potential financial-system collapse shifted to a sense of hope that the massive government stimulus spending would end the first global recession since World War II. As the period began, fallout from the credit crisis continued amid mounting fears of an economic recession. Volatility spiked across the financial markets in fall 2008, with October 2008 bringing the worst monthly decline in the equity markets since 1987. The National Bureau of Economic Research declared in December 2008 that a U.S. economic contraction had begun in December 2007.

The economic weakness continued as 2009 began, and mounting fears of potential nationalization of several large banks put significant added pressure on the financial system. Uncertainty over the government's plans for additional stimulus and potential regulatory reform kept investors wary and further pressured stock prices. That reversed in early March, however, amid reports that bank earnings were proving to be better than expected during the first quarter. Signs that the economic deterioration was slowing added to the hopes of a potential recovery, sparking the strongest rally in the equity markets since the 1930s. As the 10-month period came to a close in July, financial market performance leveled off as investors waited for confirmation that the signs of the economy becoming "less bad" would ultimately lead to a sustainable economic recovery in the months ahead.

THE GOVERNMENT CONTINUED ITS ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the 10-month period, the government continued its various fiscal and monetary programs aimed at stabilizing the financial system. This included lowering the federal funds rate to an all-time low range of 0% to 0.25% in December, large injections of capital into the financial system, and the initiation of several nontraditional lending programs.

In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury Department to establish the $700 billion Troubled Asset Relief Program (TARP) to purchase distressed mortgage securities and other

               Wells Fargo Advantage Social Sustainability Fund 3


Letter to Shareholders

assets from financial institutions. This later morphed into a program for providing capital directly to banks and the automotive industry.

In late November, two additional programs were implemented. The first was an initiative to buy $100 billion in debt and $500 billion in mortgage-backed securities (MBS) of Fannie Mae, Freddie Mac, and other agencies. The second was the $200 billion Term Asset-Back Securities Loan Facility (TALF) to support the consumer credit and small business segments of the economy.

In February, President Barack Obama signed into law the American Recovery and Reinvestment Act of 2009, a $787 billion economic stimulus bill. Treasury Secretary Timothy Geithner introduced a new Financial Stability Plan that offered a broad outline of additional measures intended to stabilize the financial system. These included stress tests to gauge the strength of bank balance sheets under a new Capital Assistance Program, the creation of a Public-Private Investment Program (PPIP), a joint effort with the Federal Reserve to commit up to $1 trillion under the Fed's Term Asset-Backed Securities Loan Facility (TALF), and a program to help support the housing market.

In an effort to keep longer-term interest rates low, the Fed also began a program of quantitative easing and announced plans in March to buy longer-term U.S. Treasury securities as well as additional mortgage-backed securities of Fannie Mae, Freddie Mac, and other agencies.

In May, some relief was felt when the bank stress-test results indicated that the amount of additional capital needed at the time by most of the large financial institutions was lower than originally anticipated. That news followed better-than-expected, first-quarter earnings reports from many of these same financial companies, helping sustain the powerful rally in the equity markets.

ECONOMIC GROWTH REMAINED NEGATIVE, BUT DETERIORATION SLOWED.

Economic growth remained weak throughout the 10-month period, but signs began to emerge that the economic deterioration was slowing. Gross domestic product (GDP) growth was -1% in the second quarter of 2009 after a contraction of -6.4% in the first quarter and -5.4% in the fourth quarter of 2008. Consumer confidence moved well off its lows during the period, and retail sales improved slightly in May and were better than expected in June. Home sales and prices stabilized in many areas of the country as inventories of unsold homes began to be worked down. Some of the more depressed areas remained weak, but housing seemed to have stopped pulling overall GDP sharply lower.

Despite the signs of potential improvement, the economic environment remained fragile as the period came to a close. The unemployment rate dipped slightly in July 2009 to 9.4%, from 9.5% in June. The extreme levels of government stimulus spending and a sharply rising budget deficit sparked renewed inflation concerns among some economists during the period, but reports on inflation as the period came to a close mostly alleviated those immediate concerns. Inflation, as measured by the consumer price index (CPI), remained moderate in June and actually fell 1.4% from a year earlier in the biggest annual decline since 1950. At the end of the 10-month period, the National Bureau of Economic Research had not declared an official end to the recession that began in December 2007.

               4 Wells Fargo Advantage Social Sustainability Fund


                                                          Letter to Shareholders

LARGE CAP STOCKS OUTPACED SMALL CAPS AND MID CAPS DURING THE 10-MONTH PERIOD, BUT PERFORMANCE BY MARKET CAP VARIED SIGNIFICANTLY THROUGHOUT THE PERIOD.

EQUITY MARKETS EXPERIENCED A SHARP RALLY IN THE SECOND HALF OF THE PERIOD. For the 10-month period, the equity markets can be split into two distinct sub-periods. From the beginning of the period until early March 2009, stocks declined sharply after falling steadily during the first half of 2008. That changed abruptly on March 9, however, amid talk that several large banks would report stronger-than-expected earnings during the first quarter. Those reports helped dispel investor fears of potential bank nationalization and sparked the biggest rally in the equity markets since 1938, with the S&P 500 Index surging 23% in 13 trading days. The 10-month period's split is illustrated by the quarterly returns of the S&P 500 Index, which fell 22% during the fourth quarter of 2008 and 11% during the first quarter of 2009 but then rose 16% during the second quarter in its biggest quarterly increase since 1998. For the full 10-month period, the S&P 500 Index declined 15%. The Dow Jones Industrial Average ended the 10-month period down 15%, while the NASDAQ Composite Index fell 5%.

Large cap stocks outpaced small caps and mid caps during the 10-month period, but performance by market cap varied significantly throughout the period. From the outset of the period until March 9, the Russell 1000(R) Index(1) of large cap stocks outpaced the Russell 2000(R) Index(2) of small cap stocks. That reversed, however, from that date until the end of the period, with small cap stocks significantly outperforming large caps. For the full 10-month period, the growth style slightly outpaced the value style.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

The 10-month period that ended July 2009 was challenging for investors but brought a welcome reprieve from the volatility of 2008 as it came to a close. The rapid reversal in market performance that occurred in early 2009 underscores the importance of maintaining focus on long-term investment goals through periods of volatility so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. Although diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

----------
(1.) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

(2.) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

               Wells Fargo Advantage Social Sustainability Fund 5


Letter to Shareholders

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

               6 Wells Fargo Advantage Social Sustainability Fund


                       Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND (the Fund) seeks long-term capital appreciation by investing in securities which meet the Fund's investment and social sustainability criteria.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER
Nelson Capital Management

PORTFOLIO MANAGERS
Scott C. Benner, CFA
Lloyd Kurtz, CFA
Jonathan Manchester, CFA, CFP
Frank Marcoux, CFA
Suanne Ramar, CFA

FUND INCEPTION
September 30, 2008

10-MONTH TOTAL RETURN AS OF JULY 31, 2009
(EXCLUDING SALES CHARGES)

SOCIAL SUSTAINABILITY FUND   LIFE OF FUND
--------------------------   ------------
Class A                        (10.90)%
S&P 500 Index(1)               (13.38)%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE --WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.25% AND 1.50%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH NOVEMBER 30, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

GROWTH OF $10,000 INVESTMENT(2)
(AS OF JULY 31, 2009)

                               (PERFORMANCE GRAPH)

8-Sep   9,425   10,000   10,000
8-Oct   8,143    8,640    8,321
8-Nov   7,672    8,150    7,723
8-Dec   7,691    8,160    7,806
9-Jan   6,975    7,400    7,148
9-Feb   6,305    6,690    6,387
9-Mar   6,833    7,260    6,946
9-Apr   7,465    7,920    7,611
9-May   7,757    8,250    8,037
9-Jun   7,870    8,360    8,053
9-Jul   8,398    8,920    8,662

----------
(1.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

(2.) The chart compares the performance of the WELLS FARGO ADVANTAGE SOCIAL
     SUSTAINABILITY FUND Class A and Administrator Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

               Wells Fargo Advantage Social Sustainability Fund 7


                       Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND (CONTINUED)

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

- Our overweighting of technology, health care, and consumer staples along with our underweighting of consumer discretionary and financials contributed to the Fund's relative outperformance. Slightly offsetting these contributions was our decision to underweight the telecommunications sector and some of our individual security selections in technology, where our notable high-quality and mega-capitalization bias caused us to underperform in the March-April 2009 rally that was led by low-quality stocks. Moreover, some of the Fund's individual holdings in health care and consumer staples also detracted.

- During the early stages of the period under review, the Fund had a notable overweight in traditional defensive sectors, including staples and health care, and notable underweights in the financials and consumer discretionary sectors. Our tilt away from cyclical sectors relative to the benchmark helped performance in the early part of the 10-month period.

- As financial markets continue to stabilize, we will direct resources to companies that we believe are economically sensitive to the changing environment.

THE LEHMAN BROTHERS BANKRUPTCY IN SEPTEMBER 2008 ACCELERATED THE LOSS OF CONFIDENCE IN VARIOUS FINANCIAL MARKETS.

The Fund began trading two weeks after the demise of investment bank Lehman Brothers. Lehman's demise ranks as the largest U.S. bankruptcy on record. The turmoil affecting the U.S. and global financial markets was unprecedented amid a fear-induced flight to quality. Fearing loss of capital, many investors traded what they believed to be their most risky assets for the safety and assurance of capital preservation offered by U.S. Treasuries. As the global financial system struggled--and trust among investors all but vanished--short-term Treasury rates traded down to zero. Market participants were no longer willing to lend and transact freely as a result of the constraints on liquidity.

Credit spreads widened considerably amid reports of credit card companies and high-quality commercial paper issuers not being able to issue new debt in order to continue to finance operations. During the fourth quarter of 2008, the Federal Reserve dropped its target funds rate from 2% to a range of 0-0.25%. Yields on short-term Treasury bills hovered close to zero as the U.S. Treasury dramatically increased the issuance of short-term paper.

On December 1, 2008, the National Bureau of Economic Research officially declared what most Americans already suspected, that the U.S. economy had fallen into recession in December 2007. By then, the recession had already qualified as one of the longest on record. Equity markets continued a period of intense volatility marked by single-day moves in excess of 5%. Equity markets tested the late 2008 lows again in February and March of 2009 and proceeded to

               8 Wells Fargo Advantage Social Sustainability Fund


                       Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND (CONTINUED)

set new lows as the fourth-quarter economic data for 2008 began to emerge, indicating that the U.S. economy was suffering from one of the worst downturns since the great depression; fourth-quarter U.S. GDP shrunk at the alarming annual rate of -5.4%. The March 9, 2009, market close marked the low for the equity market decline during the period. As new "bad news" announcements began to fade, the equity markets staged a strong rally. The rally continued as the new presidential administration announced its plan to revive the economy and previously approved global stimulus monies began to trickle in to the system.

Underweights in weak sectors such as financials and consumer discretionary contributed to the Fund's performance relative to the benchmark in late 2008, while the Fund's overweight in defensive sectors such as health care and consumer staples helped the Fund to outperform during the extreme volatility witnessed in the fall of 2008. Increasing exposure to information technology, consumer discretionary, and financials also contributed to the Fund's relative results during the period.

SECTOR DISTRIBUTION(3)
(AS OF JULY 31, 2009)

                                  (PIE CHART)

Consumer Discretionary       (10%)
Consumer Staples             (12%)
Energy                       (13%)
Financials                   (13%)
Health Care                  (14%)
Industrials                  (9%)
Information Technology       (22%)
Materials                    (3%)
Telecommunication Services   (1%)
Utilities                    (3%)

One strong performer during the period was Google. The market decline provided an opportunity to buy this long-admired company at an attractive valuation in the fall of 2008. Google's web-based advertising services have proven to be resilient during a period when advertising budgets have come under increased scrutiny. The ability to target specific audiences and to easily track and measure the success of an advertising strategy contributed to online advertising's continued success amid a cost-cutting environment.

Other strong performers in the information technology sector included Applied Materials and Adobe Systems. Applied Materials is a typical early-cycle performer that we believe is positioned for the eventual recovery in the semiconductor industry. Adobe System's software tools have gained widespread popularity as the company's Acrobat products continue to ship pre-installed on most personal computers. The Flash multimedia platform has also gained a wide following and is used to display dynamic content on a broad cross-section of Web sites.

Notable performers for the period also included companies in the financials sector, notably Goldman Sachs, JP Morgan, and Franklin Resources; in addition, consumer discretionary stock TJX Companies--the parent company of TJMaxx and Marshalls--participated handsomely in the equity market rally during the spring and summer of 2009.

----------
(3.) Sector distribution is subject to change and calculated based on total investments of the Fund, excluding cash and cash equivalents.

               Wells Fargo Advantage Social Sustainability Fund 9


                       Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND (CONTINUED)

Offsetting these gains were holdings within the health care and consumer staples sectors, which saw their multiples compress in the market volatility. These include health care companies Stryker and Becton Dickinson, as well as consumer staples companies Procter & Gamble, and Costco Wholesale.

OUR FUNDAMENTAL APPROACH TO RESEARCH LED OUR DECISION-MAKING PROCESS.

TEN LARGEST EQUITY HOLDINGS(4)
(AS OF JULY 31, 2009)

Emerson Electric Company            3.94%
BP plc ADR                          3.90%
Johnson & Johnson                   3.27%
Cameron International Corporation   3.26%
Google Incorporated Class A         3.23%
Microsoft Corporation               3.13%
Noble Energy Incorporated           3.10%
Hewlett-Packard Company             2.85%
Procter & Gamble Company            2.81%
CVS Caremark Corporation            2.81%

We continue to pursue a thorough bottom-up approach to investing. We believe that our fundamental research turns up new ideas that contribute to strong performance. During the period, the Fund's portfolio benefited from an increase in positions from the materials sector. In particular, steel company Nucor and fertilizer company Potash Corporation were strong performers. Purchase activity for potash on a worldwide basis has slowed down dramatically in the face of ongoing economic challenge. Farmers around the globe have suspended or postponed purchases due to high costs and financing difficulties. The potash industry has responded by maintaining pricing discipline and temporarily shrinking supply. Lower production levels have kept prices from collapsing but also provided us with an opportunity to buy an industry leader at a very attractive valuation level. Nucor was also purchased to boost exposure to the materials sector. Moreover, we believe that Nucor will benefit from the various stimulus spending plans dedicated to improving the country's infrastructure, including bridges.

WHILE THE CURRENT RECESSION WILL LIKELY FIND ITS PLACE AS ONE OF THE LONGEST AND MOST SEVERE RECESSIONS SINCE THE GREAT DEPRESSION, IT IS OUR BELIEF THAT AS WE NEAR THE END OF THE CURRENT ECONOMIC SLOWDOWN, OPPORTUNITIES WILL PRESENT THEMSELVES AS THEY HAVE DURING PRIOR RECOVERIES.

Even though the scenario is somewhat different this time, the unfolding recovery seems to have similar characteristics to those found in prior recessions and recoveries. During the second quarter of 2009, the U.S. economy continued to show signs of stabilization, though enough conflicting evidence suggests that the recovery may be stuck in the slow lane. The uncertainty surrounding the stabilization of housing markets and the economic health of the consumer, as well as ongoing concerns in the financial system, will continue to grab their fair share of headlines. Unemployment data is expected to worsen from here as fears of a jobless recovery continue to dominate the mindsets of investors. While some market participants worry about the eventual strength of the recovery and the

----------
(4.) The ten largest portfolio holdings are subject to change and calculated based on the value of the securities divided by total investments of the Fund.

               10 Wells Fargo Advantage Social Sustainability Fund


                       Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND (CONTINUED)

possibility of a double-dip recession, we are more optimistic than that. With fiscal and monetary stimulus working its way through the system, coupled with a highly productive and adaptable workforce, we see underappreciated value in the U.S. stock market. Even under the "new normal" environment, we believe that the underlying earnings power of the S&P 500 constituents should allow for further equity gains.

               Wells Fargo Advantage Social Sustainability Fund 11


                       Performance Highlights (Unaudited)

                    WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JULY 31, 2009)

                                Including Sales Charge      Excluding Sales Charge      Expense Ratio
                              -------------------------   -------------------------   -----------------
SOCIAL SUSTAINABILITY FUND    6 Months*   Life of Fund*   6 Months*   Life of Fund*   Gross(5)   Net(6)
--------------------------    ---------   -------------   ---------   -------------   --------   ------
Class A (WSSAX)                 13.50        (16.02)        20.41        (10.90)        1.50%     1.25%
Class C (WSRCX)                 18.92        (12.50)        19.92        (11.50)        2.25%     2.00%
Administrator Class (WSRAX)                                 20.54        (10.80)        1.32%     1.00%
S&P 500 Index(1)                                            21.18        (13.38)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Because the social screens applied to the Fund's investments may exclude securities of certain issuers, industries, and sectors for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these screens. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and social investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(5.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(6.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

               12 Wells Fargo Advantage Social Sustainability Fund


                           Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from February 1, 2009 to July 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning         Ending        Expenses
                                                   Account Value   Account Value    Paid During      Net Annual
WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND     02-01-2009      07-31-2009    the Period(1)   Expense Ratio
------------------------------------------------   -------------   -------------   -------------   -------------
CLASS A
   Actual                                            $1,000.00       $1,204.10         $ 6.83          1.25%
   Hypothetical (5% return before expenses)          $1,000.00       $1,018.60         $ 6.26          1.25%
CLASS C
   Actual                                            $1,000.00       $1,199.20         $10.91          2.00%
   Hypothetical (5% return before expenses)          $1,000.00       $1,014.88         $ 9.99          2.00%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $1,205.40         $ 5.47          1.00%
   Hypothetical (5% return before expenses)          $1,000.00       $1,019.84         $ 5.01          1.00%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

              Wells Fargo Advantage Social Sustainability Fund 13


                    Portfolio of Investments--July 31, 2009

SOCIAL SUSTAINABILITY FUND

SHARES   SECURITY NAME                                                     VALUE
------   -------------                                                  ----------
COMMON STOCKS: 96.13%
APPAREL & ACCESSORY STORES: 2.45%
   924   NIKE INCORPORATED CLASS B                                      $   52,334
                                                                        ----------
BUSINESS SERVICES: 10.18%
 1,487   ADOBE SYSTEMS INCORPORATED+                                        48,209
   850   AUTOMATIC DATA PROCESSING INCORPORATED                             31,663
   158   GOOGLE INCORPORATED CLASS A+                                       70,002
 2,881   MICROSOFT CORPORATION                                              67,761
                                                                           217,635
                                                                        ----------
CHEMICALS & ALLIED PRODUCTS: 10.14%
 1,072   GLAXOSMITHKLINE PLC ADR                                            41,047
 1,163   JOHNSON & JOHNSON                                                  70,815
   964   NOVARTIS AG ADR                                                    43,978
 1,098   PROCTER & GAMBLE COMPANY                                           60,950
                                                                           216,790
                                                                        ----------
COMMUNICATIONS: 3.64%
 3,754  COMCAST CORPORATION CLASS A                                         52,518
 1,229  VODAFONE GROUP PLC ADR                                              25,293
                                                                            77,811
                                                                        ----------
DEPOSITORY INSTITUTIONS: 6.72%
   850   BANK OF NEW YORK MELLON CORPORATION                                23,239
 1,166   JPMORGAN CHASE & COMPANY                                           45,066
   802   PNC FINANCIAL SERVICES GROUP                                       29,401
 2,248   US BANCORP                                                         45,882
                                                                           143,588
                                                                        ----------
ELECTRIC, GAS & SANITARY SERVICES: 2.44%
   462   AGL RESOURCES INCORPORATED                                         15,532
   509   CONSOLIDATED EDISON INCORPORATED                                   20,034
   625   UGI CORPORATION                                                    16,525
                                                                            52,091
                                                                        ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.39%
 2,369   CISCO SYSTEMS INCORPORATED+                                        52,142
 2,344   EMERSON ELECTRIC COMPANY                                           85,275
 1,536   NOKIA OYJ ADR                                                      20,490
                                                                           157,907
                                                                        ----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES: 2.08%
 1,270   ACCENTURE LIMITED CLASS A                                          44,539
                                                                        ----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 2.34%
 1,235   ILLINOIS TOOL WORKS INCORPORATED                                   50,079
                                                                        ----------
FOOD & KINDRED PRODUCTS: 3.61%
   450   GENERAL MILLS INCORPORATED                                         26,510
   891   PEPSICO INCORPORATED                                               50,564
                                                                            77,074
                                                                        ----------

               14 Wells Fargo Advantage Social Sustainability Fund


                    Portfolio of Investments--July 31, 2009

SOCIAL SUSTAINABILITY FUND

SHARES   SECURITY NAME                                                     VALUE
------   -------------                                                  ----------
GENERAL MERCHANDISE STORES: 3.52%
   735   TARGET CORPORATION                                             $   32,061
 1,193   TJX COMPANIES INCORPORATED                                         43,222
                                                                            75,283
                                                                        ----------
HEALTH SERVICES: 2.20%
   700   LABORATORY CORPORATION OF AMERICA HOLDINGS+                        47,033
                                                                        ----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.71%
   728   3M COMPANY                                                         51,339
 3,275   APPLIED MATERIALS INCORPORATED                                     45,195
 2,262   CAMERON INTERNATIONAL CORPORATION+                                 70,642
 1,424   HEWLETT-PACKARD COMPANY                                            61,659
                                                                           228,835
                                                                        ----------
INSURANCE CARRIERS: 2.13%
   930   ACE LIMITED                                                        45,626
                                                                        ----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
   & OPTICAL GOODS: 2.12%
   695   BECTON DICKINSON & COMPANY                                         45,279
                                                                        ----------
MEDICAL PRODUCTS: 1.92%
 1,057   STRYKER CORPORATION                                                41,096
                                                                        ----------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 1.04%
   239   POTASH CORPORATION OF SASKATCHEWAN                                 22,229
                                                                        ----------
MISCELLANEOUS RETAIL: 4.98%
   918   COSTCO WHOLESALE CORPORATION                                       45,441
 1,820   CVS CAREMARK CORPORATION                                           60,934
                                                                           106,375
                                                                        ----------
MOTION PICTURES: 1.45%
 1,231   WALT DISNEY COMPANY                                                30,923
                                                                        ----------
OIL & GAS EXTRACTION: 5.55%
   611   APACHE CORPORATION                                                 51,293
 1,100   NOBLE ENERGY INCORPORATED                                          67,232
                                                                           118,525
                                                                        ----------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.95%
 1,689   BP PLC ADR                                                         84,518
                                                                        ----------
PRIMARY METAL INDUSTRIES: 1.94%
   932   NUCOR CORPORATION                                                  41,446
                                                                        ----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.63%
   388   FRANKLIN RESOURCES INCORPORATED                                    34,408
   265   GOLDMAN SACHS GROUP INCORPORATED                                   43,275
                                                                            77,683
                                                                        ----------
TOTAL COMMON STOCKS (COST $1,938,244)                                    2,054,699
                                                                        ----------

                                                                YIELD
                                                                -----
SHORT-TERM INVESTMENTS: 5.19%
110,936   WELLS FARGO ADVANTAGE GOVERNMENT MONEY
             MARKET FUND~+++                                     0.01%     110,936
                                                                        ----------
TOTAL SHORT-TERM INVESTMENTS (COST $110,936)                               110,936
                                                                        ----------

              Wells Fargo Advantage Social Sustainability Fund 15


                    Portfolio of Investments--July 31, 2009

SOCIAL SUSTAINABILITY FUND

                                                                           VALUE
                                                                        ----------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,049,180)*                              101.32%                 $2,165,635
OTHER ASSETS AND LIABILITIES, NET                (1.32)                    (28,135)
                                                ------                  ----------
TOTAL NET ASSETS                                100.00%                 $2,137,500
                                                ------                  ----------

----------
+    Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Government Money Market Fund. The Wells Fargo Advantage Government Money Market Fund does not pay an investment advisory fee.

+++  Short-term security of an affiliate of the Fund with a cost of $110,936.

* Cost for federal income tax purposes is $2,053,838 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $152,342
Gross unrealized depreciation                 (40,545)
                                             --------
Net unrealized appreciation (depreciation)   $111,797

The accompanying notes are an integral part of these financial statements.

               16 Wells Fargo Advantage Social Sustainability Fund


               Statement of Assets and Liabilities--July 31, 2009

ASSETS
   Investments
      In securities, at value ..........................................   $2,054,699
      In affiliates ....................................................      110,936
                                                                           ----------
   TOTAL INVESTMENTS AT VALUE (SEE COST BELOW) .........................    2,165,635
                                                                           ----------
   Receivable for Fund shares issued ...................................          900
   Receivables for dividends ...........................................        3,033
   Receivable from investment advisor and affiliates ...................       71,163
                                                                           ----------
TOTAL ASSETS ...........................................................    2,240,731
                                                                           ----------
LIABILITIES
   Payable for investments purchased ...................................       82,404
   Accrued expenses and other liabilities ..............................       20,827
                                                                           ----------
TOTAL LIABILITIES ......................................................      103,231
                                                                           ----------
TOTAL NET ASSETS .......................................................   $2,137,500
                                                                           ==========
NET ASSETS CONSIST OF
   Paid-in capital .....................................................   $2,073,833
   Undistributed net investment income .................................       14,264
   Undistributed net realized loss on investments ......................      (67,052)
   Net unrealized appreciation of investments ..........................      116,455
                                                                           ----------
TOTAL NET ASSETS .......................................................   $2,137,500
                                                                           ==========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ................................................   $  265,786
   Shares outstanding - Class A ........................................       29,839
   Net asset value per share - Class A .................................   $     8.91
   Maximum offering price per share - Class A(2)........................   $     9.45
   Net assets - Class C ................................................   $  131,618
   Shares outstanding - Class C ........................................       14,870
   Net asset value and offering price per share - Class C ..............   $     8.85
   Net assets - Administrator Class ....................................   $1,740,096
   Shares outstanding - Administrator Class ............................      194,985
   Net asset value and offering price per share - Administrator Class ..   $     8.92
                                                                           ----------
INVESTMENTS AT COST ....................................................   $2,049,180
                                                                           ----------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage Social Sustainability Fund 17


          Statement of Operations--For the Period Ended July 31, 2009*

INVESTMENT INCOME
   Dividends(1) ........................................................   $   25,087
   Income from affiliated securities ...................................          309
                                                                           ----------
TOTAL INVESTMENT INCOME ................................................       25,396
                                                                           ----------
EXPENSES
   Advisory fees .......................................................        7,371
   Administration fees
      Fund Level .......................................................          527
      Class A ..........................................................          185
      Class C ..........................................................          129
      Administrator Class ..............................................          941
   Custody fees ........................................................          211
   Shareholder servicing fees (Note 3) .................................        2,633
   Accounting fees .....................................................       17,140
   Distribution fees (Note 3)
      Class C ..........................................................          347
   Professional fees ...................................................       31,544
   Registration fees ...................................................       55,323
   Shareholder reports .................................................       24,908
   Trustees' fees ......................................................        8,675
   Other fees and expenses .............................................        1,803
                                                                           ----------
TOTAL EXPENSES .........................................................      151,737
                                                                           ----------
LESS
   Waived fees and reimbursed expenses (Note 3) ........................     (140,605)
   Net expenses ........................................................       11,132
                                                                           ----------
NET INVESTMENT INCOME (LOSS) ...........................................       14,264
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities ..........................................................      (67,052)
                                                                           ----------
NET REALIZED LOSS FROM INVESTMENTS .....................................      (67,052)
                                                                           ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities ..........................................................      116,455
                                                                           ----------
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS ...................      116,455
                                                                           ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ........................       49,403
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................   $   63,667
                                                                           ----------
(1) Net of foreign withholding taxes of ................................   $      788

* For the period from the inception of the Fund on September 30, 2008 through July 31, 2009.

The accompanying notes are an integral part of these financial statements.

               18 Wells Fargo Advantage Social Sustainability Fund


                       Statement of Changes in Net Assets

                                                                                                       For the
                                                                                                    Period Ended
                                                                                                   July 31, 2009*
                                                                                                   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................................    $        0
OPERATIONS
   Net investment income .......................................................................        14,264
   Net realized loss on investments ............................................................       (67,052)
   Net change in unrealized appreciation of investments ........................................       116,455
                                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................................        63,667
                                                                                                    ----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................................       252,219
   Cost of shares redeemed - Class A ...........................................................        (1,954)
                                                                                                    ----------
   NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A ..............       250,265
                                                                                                    ----------
   Proceeds from shares sold - Class C .........................................................       115,946
                                                                                                    ----------
   NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C ..............       115,946
                                                                                                    ----------
   Proceeds from shares sold - Administrator Class .............................................     1,780,641
   Cost of shares redeemed - Administrator Class ...............................................       (73,019)
                                                                                                    ----------
   NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..     1,707,622
                                                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL ...................     2,073,833
                                                                                                    ----------
NET INCREASE IN NET ASSETS .....................................................................     2,137,500
                                                                                                    ==========
ENDING NET ASSETS ..............................................................................    $2,137,500
                                                                                                    ==========
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................................................        30,080
   Shares redeemed - Class A ...................................................................          (241)
                                                                                                    ----------
   NET INCREASE IN SHARES OUTSTANDING - CLASS A ................................................        29,839
                                                                                                    ----------
   Shares sold - Class C .......................................................................        14,870
                                                                                                    ----------
   NET INCREASE IN SHARES OUTSTANDING - CLASS C ................................................        14,870
                                                                                                    ----------
   Shares sold - Administrator Class ...........................................................       203,385
   Shares redeemed - Administrator Class .......................................................        (8,400)
                                                                                                    ----------
   NET INCREASE IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................       194,985
                                                                                                    ----------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...................       239,694
                                                                                                    ==========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..........................................    $   14,264
                                                                                                    ==========

* For the period from the inception of the Fund on September 30, 2008 through July 31, 2009.

The accompanying notes are an integral part of these financial statements.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

               20 Wells Fargo Advantage Social Sustainability Fund


                                                            Financial Highlights

                                             Beginning                    Net Realized     Dividends
                                             Net Asset        Net        and Unrealized    from Net
                                             Value Per     Investment      Gain (Loss)    Investment
                                               Share     Income (Loss)   on Investments     Income
                                             ---------   -------------   --------------   ----------
SOCIAL SUSTAINABILITY FUND
Class A
September 30, 2008(1) to July 31, 2009 ..      $10.00        0.02           (1.11)           0.00
Class C
September 30, 2008(1) to July 31, 2009 ..      $10.00        0.01           (1.16)           0.00
Administrator Class
September 30, 2008(1) to July 31, 2009 ..      $10.00        0.07           (1.15)           0.00

----------
(1.) Commencement of operations.

(2.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(3.) Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

(4.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Social Sustainability Fund 21


                              Financial Highlights



                   Ending      Ratio to Average Net Assets (Annualized)(2)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(3)    Rate(4)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


     0.00          $8.91         0.95%         17.43%    (16.18)%    1.25%      (10.90)%      12%            $ 266

     0.00          $8.85         0.41%         16.14%    (14.14)%    2.00%      (11.50)%      12%            $ 132

     0.00          $8.92         1.43%         14.12%    (13.12)%    1.00%      (10.80)%      12%            $1,740

               22 Wells Fargo Advantage Social Sustainability Fund

                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at July 31, 2009, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Social Sustainability Fund (the "Fund"). The Fund is a diversified series of the Trust.

The separate classes of shares offered by the Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through September 24, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is

               Wells Fargo Advantage Social Sustainability Fund 23


                         Notes to Financial Statements

accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

In accordance with Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments in securities:

                                              Significant Other       Significant
                              Quoted Prices   Observable Inputs   Unobservable Inputs   Total Fair Value
INVESTMENTS IN SECURITIES *      Level 1           Level 2              Level 3          as of 07/31/09
---------------------------   -------------   -----------------   -------------------   ----------------
SOCIAL SUSTAINABILITY FUND
   Equity securities
      Common stocks             $2,054,699            $0                   $0              $2,054,699
   Short-term investments          110,936             0                    0                110,936
                                $2,165,635            $0                   $0              $2,165,635

* Further details on the major security types listed above can be found in the Portfolio of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

               24 Wells Fargo Advantage Social Sustainability Fund


                         Notes to Financial Statements

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At July 31, 2009, the Fund had no permanent book-to-tax differences.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at July 31, 2009.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2009, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: July 31, 2009) are subject to examination by the Internal Revenue Service and state departments of revenue.

At July 31, 2009, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                Capital Loss
FUND                         Expiration Year   Carryforwards
----                         ---------------   -------------
SOCIAL SUSTAINABILITY FUND         2017            $62,393

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser are entitled to be paid a monthly fee at the following annual rates:

                                                     Advisory                                            Subadvisory
                                                    Fees (% of                                            Fees (% of
                                Average Daily     Average Daily                       Average Daily     Average Daily
FUND                             Net Assets        Net Assets)      Subadviser         Net Assets         Net Assets)
----                         ------------------   -------------   --------------   ------------------   -------------
SOCIAL SUSTAINABILITY FUND   First $500 million       0.700       Nelson Capital   First $100 million       0.450
                             Next $500 million        0.650         Management      Next $100 million       0.350
                             Next $2 billion          0.600                         Over $200 million       0.250
                             Next $2 billion          0.575
                             Over $5 billion          0.550

              Wells Fargo Advantage Social Sustainability Fund 25


                          Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                           Administration Fees
                         Average Daily        (% of Average
                           Net Assets       Daily Net Assets)
                       -----------------   -------------------
Fund Level              First $5 billion           0.05
                         Next $5 billion           0.04
                        Over $10 billion           0.03
Class A, and Class C    All asset levels           0.28
Administrator Class     All asset levels           0.10

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                               % of Average
                             Daily Net Assets
                             ----------------
SOCIAL SUSTAINABILITY FUND         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                              % of Average
SHARE CLASS                                 Daily Net Assets
-----------                                 ----------------
Class A, Class C, and Administrator Class         0.25

For the period ended July 31, 2009, shareholder servicing fees were paid as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

FUND                         Class A  Class C   Administrator Class
----                         -------  -------   -------------------
SOCIAL SUSTAINABILITY FUND     $165     $116          $2,352

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended July 31, 2009, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES AND EXPENSES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

              26 Wells Fargo Advantage Social Sustainability Fund


                         Notes to Financial Statements

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the period ended July 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Net operating expense ratios in effect for the period ended July 31, 2009, were as follows:

FUND                         Class A   Class C   Administrator Class
----                         -------   -------   -------------------
SOCIAL SUSTAINABILITY FUND    1.25%     2.00%           1.00%

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended July 31, 2009, were as follows:

FUND                         Purchases at Cost   Sales Proceeds
----                         -----------------   --------------
SOCIAL SUSTAINABILITY FUND       $2,156,139         $150,843

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) are parties to a revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest under the credit agreement is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line. Commitment fee expense is included in "Other fees and expenses" on the Statement of Operations. For the period ended July 31, 2009, there were no borrowings by the Fund under this agreement.

6. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2009, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

                             Undistributed     Unrealized
                               Ordinary       Appreciation     Capital Loss
FUND                            Income       (Depreciation)   Carryforward*    Total
----                         -------------   --------------   -------------   -------
SOCIAL SUSTAINABILITY FUND      $14,264         $111,796        $(62,393)     $63,667

* This amount includes the Post-October loss, which will reverse on the first day of the following fiscal year.

7. SUBSEQUENT EVENTS

CUSTODY AND FUND ACCOUNTING AGREEMENT

On August 10, 2009, the Funds entered into a contract with State Street Bank and Trust Company ("State Street"), whereby State Street is responsible for providing custody services and fund accounting services to the Funds (the "Custody and Fund Accounting Agreement.") Pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to an annual asset-based fee for domestic custody services for the Funds of 0.10 basis points of the complex-wide net assets, and for certain specific transaction fees which are set forth in the Custody and Fund Accounting Agreement. State Street is also entitled to a fee for global custody services for non-US assets in the Funds, which is divided into an annual asset-based fee ranging from 1.00 basis points to 55.00 basis points of month-end assets held, and specific trading fees, both of which vary by country, and are also set forth in the Custody and Fund Accounting Agreement. Also pursuant to the Custody and Fund Accounting Agreement, State Street is entitled to receive annual asset-based fees for providing fund accounting services to the Funds.

               Wells Fargo Advantage Social Sustainability Fund 27


             Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Social Sustainability Fund (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of July 31, 2009, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period September 30, 2008 (Inception Date) through July 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Social Sustainability Fund of the Wells Fargo Funds Trust as of July 31, 2009, the results of their operations, changes in their net assets, and the financial highlights for the period September 30, 2008 (Inception Date) through July 31, 2009, in conformity with U.S. generally accepted accounting principles.


                                       (KPMG LLP)

Philadelphia, Pennsylvania
September 24, 2009

              28 Wells Fargo Advantage Social Sustainability Fund


                          Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                       Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years                Other Directorships
------------         --------------------   --------------------------------------------                -------------------
Peter G. Gordon      Trustee, since 1998;   Co-Founder, Chairman, President and CEO of Crystal Geyser   None
66                   Chairman, since 2005   Water Company.
                     (Lead Trustee since
                     2001)

Isaiah Harris, Jr.   Trustee, since 2009    Retired. Prior thereto, President and CEO of BellSouth      CIGNA Corporation;
56                                          Advertising and Publishing Corp. from 2005 to 2007,         Deluxe Corporation
                                            President and CEO of BellSouth Enterprises from 2004 to
                                            2005 and President of BellSouth Consumer Services from
                                            2000 to 2003. Currently a member of the Iowa State
                                            University Foundation Board of Governors and a member of
                                            the Advisory Board of Iowa State University School of
                                            Business.

Judith M. Johnson    Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and Chief   None
60                                          Investment Officer of Minneapolis Employees Retirement
                                            Fund from 1996 to 2008.

                                            Ms. Johnson is a certified public accountant and a
                                            certified managerial accountant.

David F. Larcker     Trustee, since 2009    James Irvin Miller Professor of Accounting at the           None
58                                          Graduate School of Business, Stanford University.
                                            Director of Corporate Governance Research Program and
                                            Co-Director of The Rock Center for Corporate Governance
                                            since 2006. From 2005 to 2008, Professor of Accounting at
                                            the Graduate School of Business, Stanford University.
                                            Prior thereto, Ernst & Young Professor of Accounting at
                                            The Wharton School, University of Pennsylvania from 1985
                                            to 2005.

               Wells Fargo Advantage Social Sustainability Fund 29


                          Other Information (Unaudited)

                       Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years                Other Directorships
------------         --------------------   --------------------------------------------                -------------------
Olivia S. Mitchell   Trustee, since 2006    Professor of Insurance and Risk Management,                 None
56                                          Wharton School, University of Pennsylvania. Director of
                                            the Boettner Center on Pensions and Retirement Research.
                                            Research associate and board member, Penn Aging Research
                                            Center. Research associate, National Bureau of Economic
                                            Research.

Timothy J. Penny     Trustee, since 1996    President and CEO of Southern Minnesota Initiative          None
57                                          Foundation, a non-profit organization since 2007 and
                                            Senior Fellow at the Humphrey Institute Policy Forum at
                                            the University of Minnesota since 1995. Member of the
                                            Board of Trustees of NorthStar Education Finance, Inc., a
                                            non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996    Principal of the law firm of Willeke & Daniels. General     None
69                                          Counsel of the Minneapolis Employees Retirement Fund from
                                            1984 to present.

OFFICERS


                      Position Held and
Name and Age         Length of Service(2)   Principal Occupations During Past Five Years                Other Directorships
------------         --------------------   --------------------------------------------                -------------------
Karla M. Rabusch     President,             Executive Vice President of Wells Fargo Bank, N.A. and      None
50                   since 2003             President of Wells Fargo Funds Management, LLC since
                                            2003. Senior Vice President and Chief Administrative
                                            Officer of Wells Fargo Funds Management, LLC from 2001 to
                                            2003.

C. David Messman     Secretary,             Senior Vice President and Secretary of Wells Fargo Funds    None
49                   since 2000;            Management, LLC since 2001. Managing Counsel of Wells
                     Chief Legal Officer,   Fargo Bank, N.A. since 2000.
                     since 2003

David Berardi(3)     Treasurer and          Vice President of Evergreen Investment Management           None
34                   Assistant Treasurer,   Company, LLC since 2008. Assistant Vice President of
                     since 2009             Evergreen Investment Services, Inc. from 2004 to 2008.
                                            Manager of Fund Reporting and Control for
                                            Evergreen Investment Management Company, LLC since 2004.

Jeremy DePalma(3)    Treasurer and          Senior Vice President of Evergreen Investment Management    None
35                   Assistant Treasurer,   Company, LLC since 2008. Vice President, Evergreen
                     since 2009             Investment Services, Inc. from 2004 to 2007. Assistant
                                            Vice President, Evergreen Investment Services, Inc. from
                                            2000 to 2004 and the head of the Fund Reporting and
                                            Control Team within Fund Administration since 2005.


Debra Ann Early      Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management,   None
45                   Officer,               LLC since 2007. Chief Compliance Officer of Parnassus
                     since 2007             Investments from 2005 to 2007. Chief Financial Officer of
                                            Parnassus Investments from 2004 to 2007. Senior Audit
                                            Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------

(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective June 1, 2009.

               30 Wells Fargo Advantage Social Sustainability Fund


                              List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
ETF   -- Exchange-Traded Fund
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Company
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MMD   -- Municipal Market Data
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
SPDR  -- Standard & Poor's Depositary Receipts
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

(LOGO) REDUCE CLUTTER. SAVE TREES.
Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                (GRAPHIC)
                                                       Printed on Recycled paper


(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    117296 09-09
                                                                 ASF/AR131 07-09

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, July 31, 2009, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended July 31, 2007 and July 31, 2008 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended July 31, 2008 and July 31, 2009, the Audit Fees were $ 1,852,760 and $1,811,350 respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended July 31, 2008 and July 31, 2009 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended July 31, 2008 and July 31, 2009 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended July 31, 2008 and July 31, 2009, the Tax Fees were $ 118,080 and $109,500, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended July 31, 2008 and July 31, 2009, the Tax Fees were $ 194,320 and $177,740 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended July 31, 2008 and July 31, 2009.


(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended July 31, 2008 and July 31, 2009, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended July 31, 2008 and July 31, 2009, the Registrant incurred non-audit fees in the amount of $120,000 and $70,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended July 31, 2008 and July 31, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $50,000 and $45,000, respectively. The non-audit fees for the year ended July 31, 2008 consist of procedure reviews for mergers associated with fund reorganizations. The non-audit fees for the year-ended July 31, 2009 relates to examination of securities pursuant to rule 206
         (4)-2 under the Investment Advisors Act of 1940.

         For the fiscal year ended July 31, 2008, the Registrant's investment adviser incurred non-audit fees in the amount of $135,000. The non-audit fees for the year ended July 31, 2008 consist of procedure reviews for mergers associated with fund reorganizations.

(h)

The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.


ITEM 11.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By:   /s/ Karla M. Rabusch

                                                           Karla M. Rabusch
                                                           President

Date: September 21, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                      By:  /s/ Karla M. Rabusch

                                                           Karla M. Rabusch
                                                           President

Date: September 21, 2009


                                                     By:   /s/ David S. Berardi


                                                           David S. Berardi
                                                           Treasurer

Date: September 21, 2009

                            WELLS FARGO FUNDS TRUST
                            WELLS FARGO MASTER TRUST
                           WELLS FARGO VARIABLE TRUST

JOINT CODE OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND SENIOR FINANCIAL
OFFICERS

I.       COVERED OFFICERS / PURPOSE OF THE CODE

         This Code of Ethics ("Code") of Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (collectively, the "Trusts" and each, "a Trust") applies to each Trust's Principal Executive Officer, Principal Financial Officer and any other Trust officer's listed on Exhibit A (the "Covered Officers") for the purpose of promoting:

    o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    o full, fair, accurate, timely and understandable financial disclosure in reports and documents that a Trust files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Trust;

    o compliance with applicable laws and governmental rules and regulations;

    o the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    o accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY BOTH ACTUAL AND APPARENT CONFLICTS OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his or her service to, a Trust. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her family, receives improper personal benefits as a result of his or her position with the Trust. Certain conflicts of interest arise out of the relationships between Covered Officers and the Trust and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Trust because of their status as "affiliated persons" of the Trust. The compliance programs and procedures of the Trust and Wells Fargo Funds Management, LLC (the

"Adviser") are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Trust and the Adviser, of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Trust or for the Adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Adviser and the Trust. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Trust and the Adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Trust. Each Covered Officer recognizes that, as an officer of a Trust, he or she has a duty to act in the best interests of the Trust and its shareholders. If a Covered Officer believes that his or her responsibilities as an officer or employee of the Adviser are likely to materially compromise his or her objectivity or his or her ability to perform the duties of his or her role as an officer of the Trust, he or she should consult with the Chief Legal Officer. Under appropriate circumstances, a Covered Officer should also consider whether to present the matter to the Board. In addition, it is recognized by the Trust's Board of Trustees ("Board") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Trust.

                                     * * * *

         Each Covered Officer must:

    o not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by a Trust whereby the Covered Officer would benefit personally to the detriment of the Trust;

    o not cause the Trust to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of a Trust;

    o not use material non-public knowledge of portfolio transactions made or contemplated for the Trust to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

    o not retaliate against any other Covered Officer or any employee of a Trust or its affiliated persons for reports of potential violations that are made in good faith; and

    o not engage in personal, business or professional relationships or dealings that would impair his or her independence of judgment or adversely affect the performance of his or her duties in the best interests of the Trust and their shareholders.

         There are some conflict of interest situations that should always be approved in advance by the Chief Legal Officer of the Trust (the "Chief Legal Officer") if material. Examples of these include:

    o service as a director on the board of any public or private for-profit company (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may serve as a director of such company or any entity, controlling, controlled by, or under common control with, such company);

    o acquiring a financial interest in any company that provides services to the Trust (provided, however, that a Covered Officer who is employed by another company (e.g., Wells Fargo) may have an ownership interest in his or her employer or the employer's parent company);

    o the receipt of any entertainment or gifts from any person or company with which the Trust has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    o any consulting or employment relationship with any of the Trust's service providers, other than with the primary employer of the Covered Officer; and

    o a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Trust for effecting portfolio transactions or for selling or redeeming shares, other than an interest arising from the Covered Officer's primary employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         Each Covered Officer should familiarize himself or herself with the disclosure requirements generally applicable to the Trust.

         Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Trust to others, whether within or outside the Trust, including to the Board and the Trust's auditors, and to governmental regulators and self-regulatory organizations.

         Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Trust and the Adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Trust files with, or submits to, the SEC and in other public communications made by the Trust.

         It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

         Each Covered Officer should, consistent with his or her responsibilities, exercise appropriate supervision over and assist relevant Trust service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.

         Each Covered Officer is responsible for the accuracy of the records and reports that he or she is responsible for maintaining. The books and records of the Trust shall meet the highest standards and accurately reflect the true nature of the transactions they record. The Covered Officers must not create false or misleading documents or accounting, financial or electronic records for any purpose, and must not direct any other person to do so. If a Covered Officer becomes aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Chief Legal Officer for a determination as to what, if any, corrective action is necessary or appropriate.

         No undisclosed or unrecorded account or fund shall be established for any purpose. No false or misleading entries shall be made in a Trust's books or records for any reason. No disbursement of a Trust's assets shall be made without adequate supporting documentation or for any purpose other than as described in the Trust's documents or contracts.

         A Trust will maintain and preserve for a period of not less than six
(6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the
Board: (i) that provided the basis for any amendment or waiver to this Code, and
(ii) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

    o upon adoption of the Code (or thereafter upon becoming a Covered Officer), affirm in writing (in the form attached to this Code) to the Board that he or she has received, read, and understands the Code;

    o annually thereafter affirm in writing (in the form attached to this Code) to the Board that he or she has complied with the requirements of the Code; and

    o notify the Chief Legal Officer of the Trust promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

         The Chief Legal Officer is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. While the Chief Legal Officer in authorized to interpret this Code, an approval of a situation that is expressly prohibited by this Code is deemed to be a "waiver" and can be approved only by the Board.

         The Trust will follow these procedures in investigating and enforcing this Code:

    o the Chief Legal Officer will take all appropriate action to investigate any potential violations reported to him or her;

    o if, after such investigation, the Chief Legal Officer believes that no violation has occurred, the Chief Legal Officer is not required to take any further action;

    o any matter that the Chief Legal Officer believes is a violation will be reported to the Board;

    o if the Board concurs that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the Adviser; or a recommendation to dismiss the Covered Officer;

    o the Board will be responsible for granting waivers, as appropriate (a "waiver" is the approval of a situation that is expressly prohibited by this Code); and

    o any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Trusts for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Trusts or the Adviser govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The codes of ethics adopted by the Trusts and the Adviser under Rule 17j-1 under the Investment Company Act are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent Trustees.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except upon request of the SEC or another regulatory agency, or as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than Board and its counsel.

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by each Trust and does not constitute an admission, by or on behalf of any Trust, as to any fact, circumstance, or legal conclusion.



Adopted: August 5, 2003

                                    EXHIBIT A


                           PERSONS COVERED BY THE CODE



Karla Rabusch, President of each Trust

Jeremy DePalma, Treasurer of each Trust







Exhibit A amended:  August 4, 2009

                                    EXHIBIT B

                            COMPLIANCE CERTIFICATIONS





                              INITIAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     WILLFULLY COMPLY WITH THE CODE AND ANY RELATED
                                 PROCEDURES;
                         (VI)    ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (VII)   UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (VIII)  HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE.


Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------

                              ANNUAL CERTIFICATION



I CERTIFY THAT I:        (I)     HAVE RECEIVED, READ AND REVIEWED THE JOINT CODE
                                 OF ETHICS FOR PRINCIPAL EXECUTIVE OFFICER AND
                                 SENIOR FINANCIAL OFFICERS (the "Code");
                         (II)    UNDERSTAND THE POLICIES AND PROCEDURES IN THE
                                 CODE;
                         (III)   RECOGNIZE THAT I AM SUBJECT TO SUCH POLICIES
                                 AND PROCEDURES;
                         (IV)    UNDERSTAND THE PENALTIES FOR NON-COMPLIANCE;
                         (V)     HAVE FULLY COMPLIED
                                 WITH THE CODE AND ANY RELATED PROCEDURES;
                         (VI)    HAVE FULLY DISCLOSED ANY EXCEPTIONS TO MY
                                 COMPLIANCE WITH THE CODE;
                         (VII)   WILLFULLY COMPLY WITH THE CODE OF ETHICS;
                         (VIII)  ACKNOWLEDGE MY RESPONSIBILITY TO REPORT ANY
                                 VIOLATION OF THE CODE TO LEGAL COUNSEL;
                         (IX)    UNDERSTAND THAT THE TRUSTS HAVE THE RIGHT TO
                                 AMEND, INTERPRET, MODIFY OR WITHDRAW ANY OF THE
                                 PROVISIONS OF THE CODE AT ANY TIME IN THEIR
                                 SOLE DISCRETION, WITH OR WITHOUT NOTICE; AND
                         (X)     HAVE FULLY AND ACCURATELY COMPLETED THIS
                                 CERTIFICATE



EXCEPTION(S):


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



Signature:
                        --------------------------------------------------------
(Please print)
Name:
                        --------------------------------------------------------
Date Submitted:
                        --------------------------------------------------------
Date Due:
                        --------------------------------------------------------